UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds
(Exact name of registrant as specified in charter)

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, CA 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [84.4%]
FAMC DN (A)
0.020%, 12/31/15	$20,000	$19,993
0.170%, 01/06/16	50,000	49,999
0.200%, 02/16/16	40,000	39,990
0.210%, 02/22/16	20,000	19,994
0.326%, 05/02/16	10,000	9,989
FFCB
0.165%, 01/05/16(A)	80,000	80,007
0.153%, 01/11/16(A)	58,000	57,999
0.157%, 01/15/16(A)	50,000	49,997
0.145%, 01/16/16(A)	50,000	49,999
0.412%, 01/18/16(A)	50,000	49,998
0.278%, 01/19/16(A)	50,000	50,017
FHLB
0.213%, 01/02/16(A)	50,000	50,000
0.247%, 01/09/16(A)	50,000	50,000
0.262%, 01/13/16(A)	50,000	50,000
0.305%, 01/18/16(A)	50,000	50,000
0.270%, 02/05/16	37,700	37,698
FHLB DN (B)
0.080%, 12/31/15	15,490	15,480
0.110%, 01/04/16	9,800	9,800
0.240%, 01/05/16	50,000	49,999
0.107%, 01/06/16	262,800	262,796
0.110%, 01/08/16	113,000	112,998
0.132%, 01/12/16	130,000	129,995
0.165%, 01/13/16	193,496	193,487
0.151%, 01/15/16	136,500	136,492
0.135%, 01/22/16	19,400	19,398
0.252%, 01/25/16	91,500	91,485
0.160%, 01/26/16	50,000	49,994
0.250%, 01/29/16	30,000	29,994
0.179%, 02/03/16	201,100	201,067
0.190%, 02/05/16	30,000	29,994
0.220%, 02/10/16	50,000	49,988
0.280%, 02/12/16	112,000	111,962
0.300%, 02/17/16	80,000	79,973
0.235%, 02/19/16	50,000	49,984
0.390%, 02/24/16	62,300	62,264
0.350%, 03/04/16	60,000	59,963
0.320%, 03/14/16	75,000	74,951
0.501%, 03/23/16	25,000	24,972
0.245%, 04/20/16	30,000	29,978
0.250%, 04/22/16	50,000	49,961
0.260%, 04/27/16	50,000	49,958
0.290%, 05/04/16	40,000	39,960
0.301%, 05/12/16	39,320	39,277
0.400%, 05/18/16	50,000	49,923
0.391%, 05/20/16	50,000	49,924
0.413%, 05/27/16	61,600	61,496
FHLMC
0.875%, 10/14/16	50,000	50,161
FHLMC DN (B)
0.200%, 04/04/16	16,750	16,741

Description	Face Amount (000)	Value (000)

FNMA
0.422%, 01/20/16(A)	$50,000	$49,996
0.500%, 03/30/16	35,203	35,215

Total U.S. Government Agency Obligations
(Cost $3,085,306)		3,085,306

Municipal Bonds [6.9%]
California [1.8%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.020%, 01/07/16(A) (D)	14,800	14,800
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.030%, 01/07/16(A) (D)	6,300	6,300
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.020%, 01/07/16(A) (D)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.020%, 01/07/16(A) (D)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.030%, 01/07/16(A) (D)	9,000	9,000

Total California		66,550

Florida [0.2%]
Duval County, Housing Finance Authority, Camri Green Apartments Project, RB, FNMA, AMT
0.040%, 01/07/16(A) (D)	6,400	6,400

New York [3.7%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.010%, 01/07/16(A) (D)	13,500	13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.010%, 01/07/16(A) (D)	9,350	9,350
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.020%, 01/06/16(A) (D)	13,300	13,300

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.010%, 01/06/16(A) (D)	$23,800	$23,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.010%, 01/06/16(A) (D)	18,100	18,100
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
0.010%, 01/06/16(A) (D)	15,000	15,000
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.010%, 01/06/16(A) (D)	25,500	25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.010%, 01/06/16(A) (D)	20,000	20,000

Total New York		138,550

Texas [0.8%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.030%, 01/06/16(A) (D)	13,295	13,295
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.040%, 01/07/16(A) (D)	13,290	13,290

Total Texas		26,585

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.030%, 01/07/16(A) (D)	16,295	16,295

Total Municipal Bonds
(Cost $254,380)		254,380

U.S. Treasury Obligations [4.4%]
U.S. Treasury Notes
0.084%, 01/05/16(A)	130,000	130,002
0.060%, 01/05/16(A)	30,000	30,000

Total U.S. Treasury Obligations
(Cost $160,002)		160,002

Description	Face Amount (000)	Value (000)

Repurchase Agreements [4.0%]
Barclays (E)
0.100%, dated 12/31/15, repurchased on 01/04/16, repurchase price $25,000,208 (collateralized by various U.S. Government obligations, par values ranging from $2,060,100 to $22,200,000, 2.375% - 4.375%, 05/31/18 to 05/15/40; with a total market value $25,479,632)	$25,000	$25,000
Wells Fargo (E)
0.340%, dated 12/31/15, repurchased on 01/04/16, repurchase price $120,001,133 (collateralized by various U.S. Government Obligations, par values ranging from $93,426 to $34,600,000, 4.00%-5.00%, 12/01/35 to 01/01/46; with a total market value $121,983,713)	120,000	120,000

Total Repurchase Agreements
(Cost $145,000)		145,000

Total Investments [99.7%]
(Cost $3,644,688) †		$3,644,688

Percentages are based on Net Assets of $3,654,193 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.
(B)	Zero coupon security. The rate shown is the effective yield at time of purchase.
(D)	Put and Demand Feature — The date reported is the next reset or put date.
(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
RB — Revenue Bond
Ser — Series

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Government Money Market Fund

As of December 31, 2015, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper (B) [59.5%]
Banks [30.8%]
ANZ New Zealand International (A)
0.390%, 01/05/16	$30,000	$29,999
Bank of Nova Scotia (A)
0.406%, 04/25/16	30,000	29,961
Bank of Tokyo-Mitsubishi UFJ NY
0.380%, 01/12/16	35,000	34,996
Barclay's Bank PLC
0.350%, 02/26/16	35,000	34,981
Credit Agricole Corporate and Investment Bank
0.400%, 01/22/16	25,000	24,994
0.521%, 04/20/16	10,000	9,984
Credit Suisse NY
0.521%, 04/19/16	10,000	9,984
Macquarie Bank (A)
0.320%, 01/25/16	30,000	29,994
National Bank of Canada (A)
0.713%, 05/31/16	30,000	29,911
Province of Quebec Canada (A)
0.220%, 01/05/16	35,000	34,999
Societe Generale (A)
0.521%, 04/20/16	10,000	9,984
Standard Chartered Bank (A)
0.420%, 03/01/16	35,000	34,975
Westpac Banking (A)
0.479%, 01/05/16	30,000	30,000

Total Banks		344,762

Financial Services [22.5%]
Allianz Finance (A)
0.370%, 02/01/16	23,200	23,193
Caisse Centrale Desjardins (A)
0.290%, 01/11/16	35,000	34,997
Collateralized Commercial Paper
0.450%, 02/01/16	15,000	14,994
0.520%, 03/07/16	15,000	14,986
Exxon Mobil
0.140%, 01/06/16	35,000	34,999
Mitsui & USA
0.340%, 01/04/16	35,000	34,999
National Securities Clearing (A)
0.400%, 01/20/16	35,000	34,993
Simon Property Group (A)
0.400%, 01/20/16	29,000	28,994
Toyota Motor Credit
0.421%, 04/19/16	30,000	29,962

Total Financial Services		252,117

Foreign Agency Obligation [3.1%]
Korea Development Bank NY
0.410%, 03/03/16	35,000	34,975

Description	Face Amount (000)	Value (000)

Medical - HMO [3.1%]
UnitedHealth Group (A)
0.510%, 01/19/16	$35,000	$34,991

Total Commercial Paper
(Cost $666,845)		666,845

Certificates of Deposit [11.2%]
Banco Del Estado De Chile
0.490%, 03/02/16	30,000	30,000
Mizuho Bank
0.290%, 01/05/16	30,000	30,000
National Bank of Canada NY
0.416%, 01/13/16	5,000	5,000
Norinchukin Bank
0.320%, 01/12/16	30,000	30,000
Wells Fargo Bank
0.584%, 01/03/16	30,000	30,000

Total Certificates of Deposit
(Cost $125,000)		125,000

U.S. Treasury Obligations [4.5%]
U.S. Treasury Note
0.375%, 04/30/16	30,000	29,991
0.500%, 06/30/16	20,000	20,017

Total U.S. Treasury Obligations
(Cost $50,008)		50,008

U.S. Government Agency Obligation [1.3%]
FFCB
0.155%, 01/05/16(C)	15,000	15,001

Total U.S. Government Agency Obligation
(Cost $15,001)		15,001

Corporate Bonds [1.1%]
Banks [0.6%]
Bank of Montreal, MTN
0.840%, 01/15/16(C)	2,100	2,104
Canadian Imperial Bank of Commerce
0.835%, 01/18/16(C)	3,600	3,606
Toronto-Dominion Bank, MTN
0.491%, 01/13/16(C)	1,500	1,500

Total Banks		7,210

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Financial Services [0.5%]
General Electric Capital, MTN
0.512%, 02/11/16(C)	$5,000	$5,002

Total Corporate Bonds
(Cost $12,212)		12,212

Repurchase Agreements [21.6%]
Barclays (D)
0.100%, dated 12/31/15, repurchased on 01/04/16, repurchase price $12,000,100 (collateralized by various U.S. Government obligations, par values ranging from $848,700 to $2,999,000, 0.000% - 4.625%, 02/04/16 to 11/15/16; with a total market value $12,229,707)	12,000	12,000
Wells Fargo (D)
0.140%, dated 12/31/15, repurchased on 01/04/16, repurchase price $230,002,172 (collateralized by various U.S. Government Obligations, par values ranging from $473,062 to $204,000,000, 4.000% - 4.500%, 11/01/45 to 12/01/45; with a total market value $234,146,715)	230,000	230,000

Total Repurchase Agreements
(Cost $242,000)		242,000

Total Investments [99.2%]
(Cost $1,111,066)†		$1,111,066

Percentages are based on Net Assets of $1,120,146 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2015, the value of these securities amounted to $386,991 (000), representing 34.5% of the net assets of the Fund.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.
(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank
MTN — Medium Term Note
NY — New York
PLC — Public Limited Company

As of December 31, 2015, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [83.1%]
California [78.9%]
Abag, Finance Authority for Nonprofit, Sharp Healthcare Project, Ser C, RB
0.010%, 10/07/15(A) (B) (C)	$1,300	$1,300
Bay Area Toll Authority, Ser A-2, RB
0.010%, 10/01/15(A) (B) (C)	6,000	6,000
Bay Area Toll Authority, Ser B-2, RB
0.010%, 10/01/15(A) (B) (C)	4,975	4,975
Bay Area Toll Authority, Ser C-1, RB
0.010%, 10/01/15(A) (B) (C)	6,700	6,700
Bay Area Toll Authority, Ser C-2, RB
0.010%, 10/01/15(A) (B) (C)	9,000	9,000
Bay Area Toll Authority, Ser E-1, RB
0.010%, 10/01/15(A) (B) (C)	1,900	1,900
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/16(D)	950	961
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/16(D)	1,165	1,179
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/16(D)	1,205	1,219
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/19(D)	650	658
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/22(D)	165	167
Bay Area Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/24(D)	150	152
California State, Economic Recovery Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/22(D)	3,515	3,598
California State, Educational Facilities Authority, Stanford University Project, Ser L-4, RB
0.010%, 10/07/15(C)	1,875	1,875

Description	Face Amount (000)	Value (000)

California State, Educational Facilities Authority, Stanford University Project, Ser L-5, RB
0.010%, 10/07/15(A) (C)	$100	$100
California State, Educational Facilities Authority, Stanford University Project, Ser L-6, RB
0.010%, 10/07/15(A) (C)	400	400
California State, Educational Facilities Authority, Stanford University Project, Ser L-7, RB
0.010%, 10/07/15(A) (C)	1,200	1,200
California State, GO
4.000%, 02/01/16	10,500	10,534
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser A, RB
0.010%, 10/01/15(A) (B) (C)	8,600	8,600
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
0.010%, 10/01/15(A) (B) (C)	2,780	2,780
California State, Health Facilities Financing Authority, Catholic Health Care Project, Ser H, RB
0.010%, 10/07/15(A) (B) (C)	3,500	3,500
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser C, RB, NATL
0.100%, 10/07/15(A) (B) (C)	2,100	2,100
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser H, RB
0.010%, 10/07/15(A) (B) (C)	1,000	1,000
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser K, RB
0.010%, 10/07/15(A) (B) (C)	5,000	5,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser I, RB
0.010%, 10/07/15(A) (B) (C)	100	100
California State, Health Facilities Financing Authority, Scripps Health Project, Ser A, RB
0.010%, 04/02/14(A) (B) (C)	200	200
California State, Health Facilities Financing Authority, Scripps Health Project, Ser B, RB
0.010%, 10/01/15(A) (B) (C)	600	600

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.010%, 10/01/15(A) (B) (C)	$4,850	$4,850
California State, Health Facilities Financing Authority, St. Joseph Health Systen Project, Ser C, RB
0.010%, 10/01/15(B) (C)	200	200
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.010%, 10/07/15(A) (C)	10,000	10,000
California State, Infrastructure & Economic Development Bank, RB
0.040%, 10/01/15(A) (B) (C)	6,145	6,145
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser B, RB
0.010%, 07/01/14(A) (B) (C)	1,570	1,570
California State, Infrastructure & Economic Development Bank, Museum of Nautral History Foundation Project, Ser A, RB
0.010%, 10/01/15(A) (B) (C)	1,130	1,130
California State, Kindergarten Project, Ser A-10, GO
0.010%, 10/01/15(A) (B) (C)	7,900	7,900
California State, Kindergarten Project, Ser A-2, GO
0.010%, 10/01/15(A) (B) (C)	10,745	10,745
California State, Kindergarten Project, Ser A-3, GO
0.010%, 10/01/15(A) (B) (C)	1,900	1,900
California State, Kindergarten Project, Ser A5, GO
0.010%, 10/01/15(A) (B) (C)	4,400	4,400
California State, Kindergarten Project, Ser A-6, GO
0.010%, 07/02/15(A) (B) (C)	300	300
California State, Kindergarten Project, Ser A-8, GO
0.010%, 07/03/14(A) (B) (C)	10,000	10,000
California State, Kindergarten Project, Ser B-1, GO
0.010%, 10/01/15(A) (B) (C)	300	300
California State, Kindergarten Project, Ser B-2, GO
0.010%, 10/01/15(A) (B) (C)	2,535	2,535
California State, Kindergarten Project, Ser B-3, GO
0.010%, 10/01/15(A) (B) (C)	2,105	2,105

Description	Face Amount (000)	Value (000)

California State, Kindergarten Project, Ser B-4, GO
0.010%, 10/01/15(A) (B) (C)	$900	$900
California State, Kindergarten Project, Ser B-5, GO
0.010%, 10/01/15(A) (B) (C)	500	500
California State, Kindergarten Project, Ser B-6, GO
0.010%, 10/01/15(A) (B) (C)	500	500
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, RB
0.010%, 10/01/15(A) (C)	600	600
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, Ser B, RB
0.010%, 10/01/15(A) (C)	1,820	1,820
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, Ser B-5, RB
0.010%, 10/07/15(A) (B) (C)	21,000	21,000
California State, Public Works Board, Ser J, RB
Pre-Refunded @ 100
5.000%, 01/01/17(D)	100	100
California State, Ser 2813, GO
0.070%, 10/01/15(A) (C) (E)	8,000	8,000
California State, Ser A-1, GO
0.010%, 01/01/15(A) (B) (C)	230	230
California State, Ser A-2, GO
0.010%, 10/01/15(A) (B) (C)	600	600
California State, Ser B-1, GO
0.010%, 10/07/15(A) (B) (C)	25,000	25,000
California State, Ser B-4, GO
0.010%, 10/07/15(A) (B) (C)	1,500	1,500
California State, Ser B-7, GO
0.010%, 07/01/15(A) (B) (C)	400	400
California State, Ser C-1, GO
0.010%, 10/01/15(A) (B) (C)	350	350
California Statewide, Communities Development Authority, John Muir Health Project, Ser A, RB
0.010%, 10/01/15(A) (B) (C)	2,075	2,075
California Statewide, Communities Development Authority, John Muir Health Project, Ser C, RB
0.010%, 10/01/15(A) (B) (C)	600	600
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser D, RB
0.010%, 10/07/15(A) (C)	13,000	13,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

California Statewide, Communities Development Authority, RB, AMT
0.080%, 10/07/15(A) (B) (C)	$150	$150
California Statewide, Communities Development Authority, Ser A, RB
0.010%, 10/07/15(A) (B) (C)	100	100
California Statewide, Communities Development Authority, Ser A, RB, AMT
0.080%, 10/07/15(A) (B) (C)	535	535
Central Basin Municipal Water District, Ser B, COP
0.010%, 08/01/37(A) (B) (C)	650	650
Coast Community College District, Ser B, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/21(D)	350	360
Coast Community College District, Ser C, GO, AGM
Pre-Refunded @ 38
0.405%, 08/01/34(D) (H)	1,000	377
Contra County, Housing & Finance Authority, Multi-Family Housing Project, Ser B, RB, FNMA
0.010%, 10/07/15(A) (C)	9,900	9,900
County of Orange California Airport Revenue, Ser B, RB
5.000%, 07/01/16	1,000	1,024
County of Santa Cruz California, GO
2.000%, 06/30/16	5,000	5,042
County of Ventura California, GO
2.000%, 07/01/16	15,000	15,128
East Bay, Municipal Utility District Water System Revenue, Ser A-2, RB
0.010%, 10/07/15(A) (C)	2,990	2,990
East Bay, Municipal Utility District Water System Revenue, Ser A-4, RB
0.010%, 10/07/15(A) (C)	100	100
East Bay, Municipal Utility District Water System Revenue, Ser B, RB
5.000%, 06/01/16	135	138
East Bay, Municipal Utility District, Ser A-3, RB
0.010%, 10/07/15(A) (C)	150	150
Eastern Municipal Water District, Ser A, RB
0.050%, 10/01/15(A) (C)	7,500	7,500
Eastern Municipal Water District, Ser C, COP
0.010%, 10/07/15(A) (C)	8,475	8,475

Description	Face Amount (000)	Value (000)

Elsinore Valley, Municipal Water District, Ser A, COP
0.030%, 10/07/15(A) (B) (C)	$3,040	$3,040
Elsinore Valley, Municipal Water District, Ser B, COP
0.030%, 10/07/15(A) (B) (C)	9,000	9,000
Hayward, Unified School District, GO
Pre-Refunded @ 100
5.000%, 08/01/33(D)	320	329
Irvine Ranch, Water District, SAB
0.010%, 10/01/15(A) (B) (C)	6,100	6,100
Irvine Ranch, Water District, Ser A, SAB
0.010%, 10/01/15(A) (B) (C)	1,735	1,735
Irvine Ranch, Water District, Ser B, SAB
0.010%, 10/01/15(A) (B) (C)	9,045	9,045
Irvine, Improvement Board, Act 1915 Project, District #97-16, COP
0.010%, 04/01/12(A) (B) (C)	100	100
Irvine, Unified School District, Ser 2014-A, SPL Tax
0.010%, 10/01/15(A) (B) (C)	200	200
Irvine, Unified School District, Ser 2014-C, SPL Tax
0.010%, 10/01/15(A) (B) (C)	500	500
Irvine, Unified School District, Ser A, SPL Tax
0.010%, 10/01/15(A) (B) (C)	200	200
Irvine, Unified School District, Ser B, SPL Tax
0.010%, 10/07/15(A) (B) (C)	5,220	5,220
JPMorgan Chase Putters, Ser 2015-ZF0159, GO
0.020%, 10/01/15(C) (E) (G)	7,500	7,500
JPMorgan Chase Putters, Ser 2015-ZF0162, RB
0.020%, 10/01/15(C) (E) (G)	1,625	1,625
JPMorgan Chase Putters, Ser 2015-ZF0177, RB
0.020%, 10/01/15(C) (E) (G)	1,410	1,410
JPMorgan Chase Putters, Ser 2015-ZF0178, RB
0.020%, 10/01/15(C) (E) (G)	500	500
JPMorgan Chase Putters, Ser 2015-ZF0179, GO
0.020%, 10/01/15(C) (E) (G)	3,050	3,050
JPMorgan Chase Putters, Ser 2015-ZF0181, RB
0.020%, 10/01/15(C) (E) (G)	6,750	6,750
JPMorgan Chase Putters, Ser 2015-ZF0182, RB
0.020%, 10/01/15(C) (E) (G)	3,000	3,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

JPMorgan Chase Putters, Ser 2015-ZF0187, RB
0.020%, 10/01/15(C) (E) (G)	$4,605	$4,605
JPMorgan Chase Putters, Ser 2015-ZF0188, RB
0.020%, 10/01/15(C) (E) (G)	1,385	1,385
JPMorgan Chase Putters, Ser 2015-ZF0243, RB
0.020%, 10/01/15(C) (E) (G)	2,920	2,920
JPMorgan Chase Putters, Ser 2015-ZF0250, GO
0.040%, 10/01/15(C) (E) (G)	5,410	5,410
JPMorgan Chase Putters, Ser 3365, RB
0.020%, 10/01/15(C) (E) (G)	7,730	7,730
JPMorgan Chase Putters, Ser 3962, RB
0.020%, 10/01/15(C) (E) (G)	4,345	4,345
JPMorgan Chase Putters, Ser 3969, RB
0.020%, 10/01/15(C) (E) (G)	5,000	5,000
JPMorgan Chase Putters, Ser ZF0190, RB
0.020%, 10/01/15(C) (E) (G)	1,835	1,835
Livermore, Ser A, COP
0.010%, 10/01/15(A) (B) (C)	2,900	2,900
Livermore, Ser B, COP
0.010%, 10/01/15(A) (B) (C)	6,095	6,095
Los Angeles California, GO
2.000%, 06/30/16	500	504
Los Angeles County Metropolitan Transportation Authority, RB
2.500%, 07/01/16	250	253
Los Angeles County, TRAN,
5.000%, 06/30/16	10,075	10,309
Los Angeles Department of Water & Power, Ser A, RB
2.000%, 07/01/16	900	908
Los Angeles Department of Water & Power, Ser A-4, RB
0.010%, 07/01/35(A) (C)	1,100	1,100
Los Angeles Unified School District, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/22(D)	900	921
Los Angeles Unified School District, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/20(D)	1,000	1,024
Los Angeles Unified School District, Ser G, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/30(D)	300	307
Los Angeles, Department of Water & Power, Ser A-1, RB
0.010%, 10/01/15(A) (C)	12,100	12,100

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Water & Power, Ser B-4, RB
0.010%, 10/01/15(A) (C)	$6,400	$6,400
Los Angeles, Unified School District, Ser A, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/18(D)	740	757
Los Angeles, Unified School District, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/19(D)	100	102
Los Angeles, Unified School District, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/30(D)	2,300	2,354
Los Angeles, Unified School District, Ser S, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/18(D)	100	102
Los Angeles, Wastewater System Revenue, Ser B, RB
4.000%, 06/01/16	2,175	2,209
Los Angeles, Water & Power Resource Authority, Ser B-6, RB
0.010%, 10/01/15(A) (C)	1,400	1,400
Metropolitan Water District of Southern California, Ser A-1, RB
0.210%, 10/01/15(A) (C)	12,500	12,500
Metropolitan Water District of Southern California, Ser A-2, RB
0.210%, 10/01/15(A) (C)	7,500	7,500
Metropolitan Water District of Southern California, Ser A-3, RB
0.210%, 10/01/15(A) (C)	6,000	6,000
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/16	250	256
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/16	145	148
Metropolitan Water District of Southern California, Ser B, RB
4.000%, 07/01/16	200	204
Metropolitan Water District of Southern California, Ser B, RB
4.000%, 07/01/16	175	178
Metropolitan Water District of Southern California, Ser B, RB
4.000%, 07/01/16	200	204

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Metropolitan Water District of Southern California, Ser C, RB
5.000%, 07/01/16	$275	$282
Metropolitan Water District of Southern California, Ser D, RB
0.010%, 10/01/15(A) (C)	1,100	1,100
Modesto, Water Revenue, Ser A, COP
0.010%, 07/02/15(A) (B) (C)	200	200
Monrovia, Unified School District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/31(D)	675	693
Monterey Peninsula, Water Management District, COP
0.030%, 10/01/15(A) (B) (C)	5,467	5,467
Orange County Local Transportation Authority, Ser B, RB
4.000%, 02/15/16	400	402
Orange County, Fire Authority, GO
2.000%, 06/30/16	7,000	7,059
Orange County, Municipal Improvement Authority, SAB
0.010%, 10/07/15(A) (B) (C)	7,213	7,213
Orange County, Water District Authority, Ser A, COP
0.010%, 10/07/15(A) (B) (C)	25,050	25,050
Port of Los Angeles, Ser A, RB
2.000%, 08/01/16	2,505	2,531
Redondo Beach, Unified School District, Ser A, GO
Pre-Refunded @ 102
5.125%, 08/01/37(D)	150	157
Riverside County, RB, TRAN
2.000%, 06/30/16	6,000	6,051
Sacramento County, Sanitation Districts Financing Authority, RB, NATL
Pre-Refunded @ 100
5.000%, 12/01/29(D)	1,000	1,020
Sacramento, Municipal Utility District, Ser L, RB
0.010%, 10/01/15(A) (B) (C)	2,685	2,685
San Bernardino County, Ser A, GO
2.000%, 06/30/16	7,000	7,060
San Bernardino, Community College District, Ser C, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/27(D)	125	128

Description	Face Amount (000)	Value (000)

San Diego County California, RAN, TRAN
2.000%, 06/30/16	$1,500	$1,513
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/16	1,000	1,012
San Diego County, Regional Transportation Commission, Ser B, RB
0.010%, 10/01/15(A) (C)	280	280
San Diego County, Regional Transportation Commission, Ser C, RB
0.010%, 10/01/15(A) (C)	100	100
San Diego County, Regional Transportation Commission, Ser D, RB
0.010%, 10/01/15(A) (C)	12,540	12,540
San Francisco City & County, Airports Comm-San Francisco International Airport, Ser 36B, RB
0.010%, 10/07/15(A) (B) (C)	600	600
San Francisco City & County, Airports Comm-San Francisco International Airport, Ser 37C, RB
0.010%, 10/07/15(A) (B) (C)	17,000	17,000
San Francisco City & County, Redevelopment Agency, Ser C, RB, AMT
0.080%, 10/07/15(A) (B) (C)	800	800
San Francisco City & County, Ser B, RB, AMT
0.040%, 10/01/15(A) (B) (C)	3,475	3,475
San Francisco Unified School District, GO
5.000%, 08/31/16	8,000	8,255
San Francisco Unified School District, Ser A, GO
3.000%, 06/15/16	5,400	5,469
San Francisco, Public Utilities Commission Water Revenue, Ser A, RB, AGM
Pre-Refunded @ 100
4.750%, 05/01/16(D)	12,635	12,820
San Francisco, Public Utilities Commission Water Revenue, Ser A, RB, AGM
Pre-Refunded @ 100
4.500%, 05/01/16(D)	225	228
San Francisco, Public Utilities Commission Water Revenue, Ser A, RB, AGM
Pre-Refunded @ 100
5.000%, 11/01/19(D)	150	152

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

San Francisco, Public Utilities Commission Water Revenue, Ser A, RB, AGM
Pre-Refunded @ 100
5.000%, 11/01/23(D)	$200	$203
San Jose Unified School District, Ser C, GO, NATL
Pre-Refunded @ 100
5.250%, 08/01/19(D)	600	617
San Mateo, Joint Powers Financing Authority, Public Safety Project, Ser A, RB
0.020%, 10/01/15(A) (B) (C)	5,000	5,000
San Ramon Valley Unified School District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/25(D)	100	103
Santa Clara Valley, Transportation Authority, Ser A, RB
0.010%, 10/01/15(A) (C)	7,600	7,600
Santa Clara Valley, Transportation Authority, Ser C, RB
0.010%, 10/01/15(A) (C)	540	540
Santa Clara Valley, Transportation Authority, Ser C, RB
0.010%, 10/01/15(A) (C)	7,300	7,300
Santa Clara Valley, Transportation Authority, Ser D, RB
0.010%, 10/01/15(A) (C)	10,000	10,000
South San Francisco Unified School District, Ser C, GO, ETM
0.410%, 06/01/16 (H)	300	299
Southern California, Metropolitan Water District, Ser B-3, RB
0.010%, 10/01/15(A) (C)	1,500	1,500
Southern California, Public Power Authority, Magnolia Power Project, Ser A-1, RB
0.010%, 10/07/15(A) (B) (C)	11,045	11,045
State of California Department of Water Resources Power Supply Revenue, Ser L, RB
5.000%, 05/01/16	1,565	1,590
State of California Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/16	660	670
State of California, Ser A, GO, ETM
5.000%, 07/01/16	515	527

Description	Face Amount (000)	Value (000)

Tamalpais Unified High School District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/29(D)	$450	$462
University of California, Regents Medical Center, Ser B-1, RB
0.010%, 04/01/15(A) (C)	375	375
University of California, Ser AB, RB
5.000%, 05/15/16	300	305
University of California, Ser AF, RB
5.000%, 05/15/16	1,000	1,017
University of California, Ser D, RB, FGIC
Pre-Refunded @ 101
5.000%, 05/15/37(D)	1,000	1,027
University of California, Ser Z-1, RB
0.340%, 10/01/15(A) (C)	25,875	25,875
Ventura County, Public Financing Authority, Ser 2015-ZF2065, RB
0.050%, 10/01/15(A) (C) (E)	5,630	5,630
Ventura County, Public Financing Authority, Ser 2015-ZF2066, RB
0.050%, 10/01/15(A) (C) (E)	5,685	5,685
West Covina, Public Financing Authority, Golf Course Project, Ser B, RB
0.020%, 10/07/15(A) (B) (C)	800	800
West Covina, Public Financing Authority, Ser A, RB
0.020%, 10/07/15(A) (B) (C)	300	300
West Valley-Mission Community College District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/26(D)	1,265	1,300

Total California		660,053

Connecticut [0.0%]
Hartford City, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/15/18(D)	100	102

New York [0.8%]
New York State, Dormitory Authority, Ser D, RB
Pre-Refunded @ 100
5.000%, 03/15/19(D)	100	103

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

New York State, Housing Finance Agency, Ser B, RB
0.400%, 10/07/15(A) (B) (C)	$7,000	$7,000

Total New York		7,103

Texas [0.1%]
JPMorgan Chase Putters, Ser 4302Z, RB
0.120%, 10/01/15(C) (E) (G)	600	600
North Texas, Tollway Authority, Ser F, RB
Pre-Refunded @ 100
6.125%, 01/01/31(D)	250	250

Total Texas		850

Utah [1.4%]
Utah Housing, Ser A-1, RB, AMT
0.020%, 10/07/15(A) (C)	3,810	3,810
Utah Housing, Ser B, RB, AMT
0.020%, 10/07/15(A) (C)	3,380	3,380
Utah Housing, Ser G-2, RB, AMT
0.080%, 10/07/15(A) (C)	4,300	4,300

Total Utah		11,490

Washington [0.8%]
Washington State, Housing Finance Commission, Eagles Lending Apartments Project, Ser A, RB, FNMA, AMT
0.040%, 10/01/15(A) (C)	6,365	6,365

Wyoming [1.1%]
Wyoming Community Development Authority, Ser 11, RB, AMT
0.070%, 10/01/15(A) (C)	6,000	6,000
Wyoming Community Development Authority, Ser 6, RB, AMT
0.070%, 10/01/15(A) (C)	3,000	3,000

Total Wyoming		9,000

Total Municipal Bonds
(Cost $694,963)		694,963

Commercial Paper [12.3%]
California [12.3%]
California State
0.030%, 01/08/16, GO	5,575	5,575
California State, Ser A-5
0.040%, 01/14/16, GO	3,000	3,000
California State, Educational Facilities Authority
0.200%, 03/30/16, RB	25,000	25,000

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority,
Ser B-2, RB 0.140%, 12/03/15	$18,550	$18,550

East Bay, Municipal Utility District Water System Revenue, Ser A-2, RB
0.070%, 03/03/16	4,000	4,000
0.010%, 01/05/16	5,000	5,000
Los Angeles County Capital Asset Leasing, Ser B, RB
0.030%, 01/19/16	5,000	5,000
Municipal Improvement Corp of Los Angeles, Ser A-4, RB
0.030%, 01/19/16	5,000	5,000
Public Utilities Commission of the City and County of San Francisco, Ser A-6, RB
0.050%, 01/12/16	15,000	15,000
San Diego, Water Authority, RB
0.020%, 01/04/16	15,000	15,000
San Francisco, Public Utilities Commission Water Revenue, Ser A-3, RB
0.050%, 01/27/16	2,000	2,000

Total California		103,125

Total Commercial Paper
(Cost $103,125)		103,125

Repurchase Agreement [2.9%]
Barclay (F)
0.300%, dated 12/31/15, repurchased on 01/04/16 , repurchase price $24,000,200 (collateralized by various U.S. Government Obligations, par values ranging from $300 to $6,514,300, 0.000% - 2.125%, 01/28/16 to 07/31/22; with a total market value $24,433,183)	24,000	24,000

Total Repurchase Agreement
(Cost $24,000)		24,000

Total Investments [98.3%]
(Cost $822,088)†		$822,088

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Percentages are based on Net Assets of $836,551 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2015, the value of these securities amounted to $76,980 (000), representing 9.2% of the net assets of the Fund.

(F)	Tri-Party Repurchase Agreement.
(G)
Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2015.

(H)	Zero coupon security. The rate reported is the effective yield at the time of purchase.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GO — General Obligation NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TRAN — Tax and Revenue Anticipation Note

As of December 31, 2015, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [49.4%]
FFCB
0.320%, 01/26/15(A)	$5,000	$5,001
0.290%, 01/21/16	5,250	5,250
FHLMC
1.250%, 05/12/17	2,350	2,354
1.000%, 09/29/17	4,130	4,119
FNMA
5.000%, 02/13/17	5,180	5,414
2.430%, 10/09/19(B)	5,805	5,376
1.875%, 02/19/19	445	451
1.750%, 06/20/19	4,525	4,560
1.625%, 11/27/18	5,000	5,036
1.625%, 01/21/20	5,000	4,981
1.500%, 11/30/20	5,000	4,911
0.875%, 02/08/18	5,500	5,464
0.875%, 05/21/18	4,500	4,458
0.422%, 07/20/17(A)	4,455	4,448
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	8,771

Total U.S. Government Agency Obligations
(Cost $70,518)		70,594

U.S. Treasury Obligations [33.9%]
U.S. Treasury Bonds
2.195%, 11/15/21	6,100	5,420
U.S. Treasury Notes
3.250%, 03/31/17	2,000	2,057
3.000%, 02/28/17	2,415	2,473
2.875%, 03/31/18	5,000	5,190
2.750%, 02/28/18	5,000	5,172
2.000%, 11/30/20	5,000	5,051
1.750%, 10/31/18	3,500	3,545
1.500%, 12/31/18	4,550	4,571
1.375%, 06/30/18	3,400	3,413
1.375%, 09/30/18	5,000	5,016
1.375%, 04/30/20	3,500	3,455
1.125%, 12/31/19	4,700	4,611

Total U.S. Treasury Obligations
(Cost $49,946)		49,974

U.S. Government Mortgage-Backed Obligations [6.6%]
FHLMC REMIC, Ser 2011-3877, Cl ND,
3.000%, 02/15/25	890	908
FHLMC, Ser 2011-3874, Cl JA, Pool FHR 3874 JA
3.000%, 04/15/25	2,212	2,258
FNMA, Pool FN0004
3.619%, 12/01/20	4,938	5,211
FNMA, Ser 2010-123, Cl HA,
2.500%, 03/25/24	2,944	2,981
FNMA ARM, Pool 766620
2.284%, 01/01/15(A)	142	152
FNMA REMIC, Ser 2011-144, Cl CE,
1.250%, 06/25/35	200	201

Description	Face Amount (000)/Shares	Value (000)

GNMA, Pool 329656
8.000%, 08/15/22	$4	$4
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	1	2
GNMA, Pool 497411
6.000%, 01/15/29	4	5
GNMA, Pool 571376
7.000%, 12/15/16	—	—
GNMA, Pool 584992
7.500%, 04/15/32	27	29
GNMA ARM, Pool G2 81318
1.750%, 01/01/15(A)	212	219
GNMA ARM, Pool G2 81447
1.875%, 01/01/15(A)	44	45

Total U.S. Government Mortgage-Backed Obligations
(Cost $12,083)		12,016

Municipal Bonds [5.9%]
California [0.2%]
Southern California Public Power Authority, Sub-Ser B, AGM, ETM
6.930%, 05/15/17	300	322

Illinois [5.7%]
Illinois Municipal Electric Agency, Ser A, NATL,
Pre-Refunded @ 100
5.125%, 02/01/17(C)	8,000	8,383

Total Municipal Bonds
(Cost $8,705)		8,705

Short-Term Investments [3.7%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.020%*‡	2,751,116	2,751
SEI Daily Income Trust Government Fund, Cl A, 0.100%*	2,751,101	2,751

Total Short-Term Investments
(Cost $5,502)		5,502

Total Investments [99.5%]
(Cost $146,754)†		$146,791

Percentages are based on Net Assets of $147,565 (000).

†	At December 31, 2015, the tax basis of the Fund’s investments was $146,754 (000), and the unrealized appreciation and depreciation were $546 (000) and $509 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2015.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.
(B)	Zero Coupon Security — The rate reported is the effective yield at time of purchase.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Government Bond Fund

AGM — Assured Guarantee Municipal
ARM — Adjustable Rate Mortgage
Cl — Class
ETM — Escrowed to Maturity
FFCB — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corporation
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$70,594	$—	$70,594
U.S. Treasury Obligations	—	49,974	—	49,974
U.S. Government Mortgage-Backed Obligations	—	12,016	—	12,016
Municipal Bonds	—	8,705	—	8,705
Short-Term Investments	5,502	—	—	5,502
Total Investments in Securities	$5,502	$141,289	$—	$146,791

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$199
Purchases at Cost	10,587
Proceeds from Sales	(8,035)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/15	$2,751
Dividend Income	—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [88.6%]
Auto-Med and Heavy Duty Trks [0.8%]
PACCAR Financial, MTN
1.750%, 08/14/18	$1,000	$997

Banks [13.9%]
Bank of America, MTN
1.482%, 04/01/19(A)	2,600	2,589
Bank of America, MTN
6.400%, 08/28/17	400	428
Barclays Bank, MTN
0.293%, 01/10/14(A)	1,950	1,932
Capital One
2.350%, 08/17/18	500	501
Fifth Third Bank
1.150%, 11/18/16	3,060	3,057
JPMorgan Chase
6.300%, 04/23/19	2,000	2,243
6.000%, 01/15/18	405	437
National Australia Bank, MTN
2.750%, 03/09/17	480	488
Nordea Bank
2.375%, 04/04/19(B)	1,000	1,003
Standard Chartered, MTN
1.700%, 04/17/18(B)	3,000	2,970
Wells Fargo Bank
5.750%, 05/16/16	2,400	2,440

Total Banks		18,088

Broadcasting & Cable [1.1%]
CBS
4.300%, 02/15/21	1,400	1,470

Computer System Design & Services [2.3%]
Hewlett Packard Enterprise
2.353%, 10/05/17(A) (B)	3,000	3,005

Computers-Memory Devices [0.8%]
NetApp
2.000%, 12/15/17	1,000	993

Diagnostic Equipment [0.5%]
Danaher
1.650%, 09/15/18	700	700

Diversified Minerals [1.5%]
Teck Resources
3.150%, 01/15/17	1,250	1,125
2.500%, 02/01/18	1,000	760

Total Diversified Minerals		1,885

Diversified Operations [2.7%]
Glencore Funding
1.700%, 05/27/16(B)	1,500	1,485
Siemens Finc
5.750%, 10/17/16(B)	2,000	2,071

Total Diversified Operations		3,556

Description	Face Amount (000)	Value (000)

Electric Utilities [2.6%]
American Electric Power
1.650%, 12/15/17	$1,000	$993
Commonwealth Edison
6.950%, 07/15/18	1,000	1,111
Exelon Generation
6.200%, 10/01/17	1,200	1,280

Total Electric Utilities		3,384

Financial Services [17.3%]
American Honda Finance
1.600%, 02/16/18(B)	1,900	1,886
Daimler Finance North America
2.250%, 07/31/19(B)	2,900	2,862
Ford Motor Credit
2.551%, 10/05/18	2,000	1,986
Ford Motor Credit
2.375%, 01/16/18	1,000	997
GE Capital International Funding, MTN
0.964%, 04/15/16(B)	2,913	2,914
Harley Davidson Funding
6.800%, 06/15/18(B)	2,500	2,774
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	1,000	1,002
Toyota Motor Credit, MTN
2.050%, 01/12/17	4,000	4,034
VW Credit, MTN
1.875%, 10/13/16	3,000	2,994
Western Union
5.930%, 10/01/16	1,000	1,032

Total Financial Services		22,481

Food, Beverage & Tobacco [0.7%]
Kraft Heinz Foods
2.000%, 07/02/18(B)	1,000	995

Food-Confectionery [0.2%]
JM Smucker
2.500%, 03/15/20	250	248

Home Decoration Products [0.8%]
Newell Rubbermaid
2.875%, 12/01/19	1,000	965

Insurance [2.6%]
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,012
Genworth Financial
7.700%, 06/15/20	1,400	1,316

Total Insurance		3,328

Investment Banker/Broker Dealer [8.3%]
Deutsche Bank
1.400%, 02/13/17	2,500	2,486
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,766
2.625%, 01/31/19	500	504

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Jefferies Group
5.125%, 01/20/23	$1,300	$1,290
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,207
Morgan Stanley
3.750%, 02/25/23	2,000	2,048
Morgan Stanley, MTN
5.950%, 12/28/17	465	500

Total Investment Banker/Broker Dealer		10,801

Medical Labs and Testing Srv [1.1%]
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,500	1,481

Medical-HMO [1.2%]
UnitedHealth Group
1.625%, 03/15/19	1,500	1,483

Multi-line Insurance [2.0%]
MetLife
4.750%, 02/08/21	2,400	2,627

Petroleum & Fuel Products [9.5%]
BP Capital Markets
1.375%, 05/10/18	2,800	2,760
Freeport-McMoran Oil & Gas
6.125%, 06/15/19	1,300	950
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,012
Korea National Oil, MTN
2.750%, 01/23/19(B)	1,500	1,512
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,208
Total Capital International
2.875%, 02/17/22	4,000	3,975
Transocean
6.500%, 11/15/20	1,250	863

Total Petroleum & Fuel Products		12,280

Pharmaceuticals [0.8%]
AbbVie
2.500%, 05/14/20	1,000	990

Real Estate Investment Trusts [5.1%]
American Tower
7.250%, 05/15/19	1,200	1,357
HCP
5.625%, 05/01/17	1,000	1,046
Kimco Realty
6.875%, 10/01/19	1,080	1,241
Simon Property Group
2.500%, 09/01/20	2,000	2,002
Welltower
4.700%, 09/15/17	1,000	1,045

Total Real Estate Investment Trusts		6,691

Description	Face Amount (000)/Shares	Value (000)

Regional Authority [1.7%]
Province of Ontario Canada
4.400%, 04/14/20	$2,000	$2,186

Retail [4.4%]
AutoZone
4.000%, 11/15/20	1,400	1,470
CVS Health
2.800%, 07/20/20	1,000	1,005
Lowe's
6.100%, 09/15/17	3,000	3,231

Total Retail		5,706

Telephones & Telecommunications [5.2%]
America Movil
5.000%, 03/30/20	2,600	2,821
AT&T
3.000%, 06/30/22	3,000	2,928
Telefonica Emisiones SAU
6.421%, 06/20/16	1,000	1,023

Total Telephones & Telecommunications		6,772

Trucking & Leasing [1.5%]
Penske Truck Leasing
4.875%, 07/11/22(B)	1,100	1,144
3.750%, 05/11/17(B)	750	765

Total Trucking & Leasing		1,909

Total Corporate Bonds
(Cost $116,780)		115,021

Municipal Bonds [4.3%]
California [1.1%]
State of California
6.200%, 03/01/19	1,300	1,473

Florida [3.2%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,152

Total Municipal Bonds
(Cost $5,590)		5,625

Closed-End Fund [2.5%]
Stone Ridge Reinsurance Risk Premium Interval Fund (C)	318,927	3,228

Total Closed-End Fund
(Cost $3,250)		3,228

Asset-Backed Security [2.3%]
Nissan Auto Lease Trust 2015-A, Ser 2015-A, Cl A3
1.400%, 06/15/18	3,000	2,994

Total Asset-Backed Security
(Cost $3,000)		2,994

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)

U.S. Government Mortgage-Backed Obligation [0.0%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	$20	$20

Total U.S. Government Mortgage-Backed Obligation
(Cost $20)		20

Short-Term Investments [1.8%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.020%*‡	1,524,989	1,525
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%*	745,054	745

Total Short-Term Investments
(Cost $2,270)		2,270

Total Investments [99.5%]
(Cost $130,910)†		$129,158

Percentages are based on Net Assets of $129,768 (000).

†	At December 31, 2015, the tax basis of the Fund’s investments was $130,910 (000), and the unrealized appreciation and depreciation were $624 (000) and $2,376 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2015.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2015, the value of these securities amounted to $28,595 (000), representing 22.0% of the net assets of the Fund.
(C)	Security is considered illiquid. The total market value of such security as of December 31, 2015 was $3,228 (000) and represented 2.5% of net assets of the Fund.

Cl — Class
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$115,021	$—	$115,021
Municipal Bonds	—	5,625	—	5,625
Asset-Backed Security	—	2,994	—	2,994
Closed-End Fund	3,228	—	—	3,228
U.S. Government Mortgage-Backed Obligation	—	20	—	20
Short-Term Investments	2,270	—	—	2,270
Total Investments in Securities	$5,498	$123,660	$—	$129,158

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

City National Rochdale Prime Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$2,143
Purchases at Cost	4,929
Proceeds from Sales	(5,547)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/15	$1,525
Dividend Income	—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [94.9%]
Alabama [0.3%]
Industrial Development Board of the Mobile Alabama, RB
1.625%, 01/15/16(A)	$250	$251

California [92.1%]
Abag, Finance Authority for Nonprofit, Sharp Healthcare, Ser A, RB
Callable 08/01/21 @ 100
6.000%, 08/01/30(B)	1,000	1,215
Bay Area Toll Authority, Ser C, RB
Callable 10/01/18 @ 100
1.875%, 04/01/16(A) (B)	1,200	1,216
Bay Area Toll Authority, Ser D, RB
Callable 10/01/19 @ 100
1.875%, 04/01/34(A) (B)	750	763
Beverly Hills, Community Facilities District, Ser 2002-A, SPL Tax
4.000%, 09/01/22	250	273
Brea, Redevelopment Agency Successor, Redevelopment Project AB, SPL Tax
Callable 08/01/23 @ 100
5.000%, 08/01/25(B)	500	597
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
5.000%, 08/01/20	500	577
California State, Department of Water Resources, Ser F-3, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20(B)	200	216
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26(B)	100	121
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27(B)	100	120
California State, GO
4.000%, 02/01/18	1,000	1,064
California State, GO
4.000%, 03/01/18	1,000	1,066
California State, GO
3.000%, 03/01/18	1,000	1,045
California State, GO
4.000%, 02/01/19	1,000	1,088
California State, GO
5.000%, 11/01/19	1,000	1,142
California State, GO
5.000%, 09/01/20	1,000	1,166

Description	Face Amount (000)	Value (000)

California State, GO
5.000%, 09/01/21	$1,200	$1,431
California State, GO
5.000%, 12/01/21	1,000	1,199
California State, GO
5.250%, 09/01/22	1,000	1,230
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22(B)	1,025	1,193
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26(B)	1,000	1,217
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27(B)	500	606
California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(A) (B)	1,000	1,059
California State, GO
Callable 04/01/18 @ 100
5.125%, 04/01/33(B)	1,050	1,140
California State, Ser E, GO
Callable 06/01/18 @ 100
1.131%, 01/01/16(A) (B)	1,000	1,002
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22(B)	265	311
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	802
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	403
California State, Health Facilities Financing Authority, Insured Marshall Medical Center, RB,
Callable 11/01/24 @ 100
5.000%, 11/01/29(B)	250	295
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
5.000%, 01/01/16(A)	875	938
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	975	1,133
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	537

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	$125	$140
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	526
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,209
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	660	728
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	583
California State, Public Works Board, Various Capital Projects, Ser A, RB
4.000%, 04/01/17	500	520
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23(B)	250	285
California Statewide, Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25(B)	350	426
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	1,200	1,349
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
Callable 02/01/17 @ 100
0.960%, 01/07/16(A) (B)	2,000	2,005
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	200	221
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	359

Description	Face Amount (000)	Value (000)

Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	$1,000	$1,207
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	425
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	551
Elk Grove, Finance Authority, SPL Tax
3.000%, 09/01/18	480	500
Encinitas, Unified School District, GO, NATL
0.798%, 08/01/17 (E)	500	493
Fairfield County, Redevelopment Agency, TA
4.000%, 08/01/17	2,630	2,761
Gilroy, Public Facilities Fincancing Authority, RB
5.000%, 11/01/21	940	1,112
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,127
Golden State Tobacco Securitization, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/30(B)	1,075	1,235
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	571
Irvine Unified School District, SPL Tax, BAM
Callable 03/01/25 @ 100
5.000%, 09/01/30(B)	250	299
JPM Chase Putters, Ser 2015-ZF0183, RB
0.260%, 01/07/16(A) (C)	1,000	1,000
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,201
Long Beach, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	500	542
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	601
Los Angeles, California Wastewater System Revenue, Sub-Ser B, RB
Callable 06/01/22 @ 100
5.000%, 06/01/31(B)	1,000	1,158
Los Angeles, Department of Airports, Senior International Govermental, Ser C, RB
4.000%, 05/15/17	545	570

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	$550	$676
Los Angeles, Department of Water & Power System, Ser A, RB
5.000%, 07/01/19	500	567
Los Angeles, Department of Water & Power System, Ser C, RB
5.000%, 07/01/23	500	617
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	632
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	511
Los Angeles, Sanitation Districts Financing Authority, Sub-Ser, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28(B)	500	606
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	287
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/19(D)	500	532
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,163
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	385
Los Angeles, Unified School District, Ser B, GO, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19(B)	2,000	2,128
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	580
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,061
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB
Callable 07/01/18 @ 100
5.000%, 07/01/20(B)	500	546
Orange County, Public Financing Authority, RB, NATL
5.000%, 07/01/17	1,050	1,117

Description	Face Amount (000)	Value (000)

Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	$320	$385
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	513
Petaluma, Joint Unified High School District, Election of 2014, Ser A, GO
4.000%, 08/01/18	595	639
Port of Oakland, Ser B, RB, NATL
Callable 11/01/17 @ 100
5.000%, 11/01/23(B)	500	537
Riverside County, Public Safety Communication, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,715
Riverside County, Transportation Commission, Ser A, RB
Callable 06/01/23 @ 100
5.250%, 06/01/28(B)	500	615
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,172
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	530
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	588
Sacramento, Area Flood Control Agency, SAB, BAM
Callable 10/01/24 @ 100
5.000%, 10/01/30(B)	250	290
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL
Callable 10/01/17 @ 100
5.000%, 10/01/21(B)	400	428
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	908
San Diego, Public Facilities Financing Authority Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,263
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	523

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22(B)	$735	$818
San Francisco City & County, Open Space Fund, Various Park Projects, RB, NATL
Callable 02/04/16 @ 100
3.750%, 07/01/18(B)	500	501
San Francisco City & County, Public Utilities Commission Water Revenue, Ser A, RB
5.000%, 11/01/20	250	294
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	571
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 02/04/16 @ 100
5.250%, 08/01/18(B)	600	601
San Francisco State Building Authority, RB
4.000%, 12/01/20	1,000	1,123
San Luis Obispo County Financing Authority, Ser A, RB, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/31(B)	1,000	1,178
San Luis Obispo County, Financing Authority, Ser A, RB, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/30(B)	500	592
San Marcos, Public Facilities Authority, Ser A, SPL Tax
5.000%, 09/01/19	330	369
San Mateo County, Joint Powers Financing Authority, Maple Street Project, RB
3.000%, 06/15/17	1,000	1,033
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	860
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	564
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	573

Description	Face Amount (000)	Value (000)

Santa Cruz County Redevelopment Agency, Ser A, SPL TAX, AGM
Callable 09/01/25 @ 100
5.000%, 09/01/28(B)	$480	$574
Santa Cruz County, Redevelopment Agency, TA, BAM
5.000%, 09/01/19	640	723
Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	415	437
Southern California, Metropolitan Water District, Ser G-4, RB
Callable 07/01/19 @ 100
3.000%, 07/01/37(A) (B)	1,000	1,054
Southern California, Public Power Authority, Linden Wind Energy Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/27(B)	1,065	1,229
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,375	1,462
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	599
Turlock, Irrigation District, Sub-Ser, RB
5.000%, 01/01/19	200	223
Tustin, Unified School District, SPL TAX, BAM
5.000%, 09/01/24	500	604
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26(B)	500	602
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22(B)	500	575
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	540
Ventura County, Public Financing Authority, Ser A, RB
5.000%, 11/01/19	500	569

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)/Shares	Value (000)

Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	$500	$554
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	335

Total California		90,540

Connecticut [2.0%]
Connecticut State, Ser A, GO
Callable 01/20/16 @ 100
1.360%, 01/07/16(A) (B)	1,000	1,000
Connecticut State, Ser D, GO
0.890%, 01/07/16(A)	1,000	1,001

Total Connecticut		2,001

Guam [0.5%]
Territory of Guam, Ser A, RB
5.000%, 01/01/17	500	520

Total Municipal Bonds
(Cost $91,309)		93,312

Affiliated Registered Investment Company [1.3%]
City National Rochdale Municipal High Income Fund, %** ‡	116,649	1,259

Total Affiliated Registered Investment Company
(Cost $1,250)		1,259

Short-Term Investment [2.6%]
City National Rochdale California Tax Exempt Money Market Fund, Institutional Class, 0.010%** ‡	2,602,522	2,603

Total Short-Term Investment
(Cost $2,603)		2,603

Total Investments [98.8%]
(Cost $95,162)†		$97,174

Percentages are based on Net Assets of $98,357 (000).

†	At December 31, 2015, the tax basis cost of the Fund's investments was $95,162 (000), and the unrealized appreciation and depreciation were $2,087 (000) and $75 (000), respectively.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.
(B)	Put and Demand Feature — The date reported is the next reset or put date.
(C)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2015, the value of these securities amounted to $1,000 (000), representing 1.0% of the net assets of the Fund.

(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
BAM — Build America Mutual
COP — Certificate of Participation
EPA — Environmental Protection Agency
ETM — Escrowed to Maturity
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$93,312	$—	$93,312
Affiliated Registered Investment Company	1,259	—	—	1,259
Short-Term Investment	2,603	—	—	2,603
Total Investments in Securities	$3,862	$93,312	$—	$97,174

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

	City National Rochdale California Tax Exempt Money Market Fund, Institutional Class	City National Rochdale Municipal High Income Fund
Beginning balance as of 9/30/15	$1,736	$—
Purchases at Cost	7,136	1,250
Proceeds from Sales	(6,269)	—
Unrealized Gain (Loss)	—	9
Realized Gain (Loss)	—	—
Ending balance as of 12/31/15	$2,603	$1,259
Dividend Income	—	$7

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [88.4%]
Alabama [2.5%]
Birmingham, Water Works Board, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/42(A)	$5,000	$5,644
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36(A)	4,315	4,688
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42(A)	4,000	4,558
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53(A)	4,000	4,674

Total Alabama		19,564

Alaska [0.7%]
Northern Tobacco Securitization, Ser A, RB
Callable 01/20/16 @ 100
5.000%, 06/01/46(A)	6,000	4,963

Arizona [0.9%]
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(A) (B)	3,300	3,250
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43(A)	1,500	1,672
Yavapai County Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(A) (B)	2,015	2,019

Total Arizona		6,941

AS [0.7%]
American Samoa Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35(A)	5,000	5,055

California [10.5%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39(A)	6,500	7,417

Description	Face Amount (000)	Value (000)

California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31(A)	$1,500	$1,798
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(A) (B)	4,000	4,042
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45(A) (B)	2,000	2,061
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31(A)	5,000	5,920
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37(A)	1,000	1,128
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34(A) (C)	575	582
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44(A) (C)	1,000	1,013
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49(A) (C)	720	728
California Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(A)	3,155	3,037
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35(A)	5,000	5,774
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27(A)	4,655	4,614

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47(A)	$5,000	$4,677
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47(A)	7,280	6,292
Inland Empire Tobacco Securitization Authority, Ser A, RB
Callable 06/01/17 @ 100
4.625%, 06/01/21(A)	4,795	4,755
Lake Elsinore, Public Financing Authority, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/35(A)	2,650	2,859
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,615
Palomar Pomerado Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30(A)	3,920	4,223
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26(A)	1,000	1,195
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41(A)	1,000	1,209
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44(A)	1,000	1,102
San Mateo, Foster City School District, GO
Callable 08/01/31 @ 100
0.000%, 08/01/42 (D)	6,000	4,708
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 01/20/16 @ 100
5.000%, 06/01/37(A)	3,000	2,784

Description	Face Amount (000)	Value (000)

Southern California, Tobacco Securitization Authority, Ser A1-SNR, RB
Callable 01/20/16 @ 100
5.125%, 06/01/46(A)	$4,000	$3,621

Total California		79,154

Colorado [4.4%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40(A)	2,500	2,679
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40(A)	2,925	3,084
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
6.250%, 12/01/44(A)	2,860	2,818
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(A) (B)	1,515	1,464
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(A) (B)	2,655	2,548
Colorado State, Educational & Cultural Facilities Authority, Charter School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(A) (B)	915	914
Colorado State, Educational & Cultural Facilities Authority, Charter School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(A) (B)	1,930	1,927
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/44(A) (B) (C)	1,350	1,403
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.500%, 07/01/49(A) (B) (C)	1,600	1,659

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44(A)	$2,000	$2,129
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	4,000	5,372
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32(A)	1,000	1,031
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45(A)	2,000	2,006
Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44(A)	2,590	2,594
Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41(A)	1,000	1,121
Wildgrass County, Metropolitan District, GO
Pre-Refunded @ 100
6.200%, 12/01/34(E)	1,000	1,050

Total Colorado		33,799

Delaware [0.9%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45(A)	6,500	6,706

District of Columbia [0.3%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
0.000%, 10/01/44 (D)	2,000	2,146

Florida [7.7%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34(A)	2,500	2,684

Description	Face Amount (000)	Value (000)

Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44(A)	$1,000	$1,085
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39(A)	960	1,043
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(A)	3,390	3,144
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(A)	1,000	920
Florida Development Finance, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(A) (B)	5,000	5,012
Florida State, Development Finance Corp., Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(A)	1,000	1,025
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34(A)	2,110	2,186
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44(A)	3,000	3,011
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(A) (B)	1,350	1,421
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(A) (B)	3,000	3,104
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44(A)	1,000	1,152

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44(A)	$4,300	$4,448
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(A) (B)	1,605	1,603
Mid-Bay Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/34(E)	5,200	6,857
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35(A)	5,000	5,514
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47(A)	5,000	5,380
Palm Beach County Health Facilities Authority, RB
6.250%, 06/01/23	2,925	3,125
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34(A)	500	594
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49(A)	2,000	2,398
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
6.000%, 08/01/45(A)	3,000	3,325

Total Florida		59,031

Georgia [1.1%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31(A)	2,500	2,917
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40(A)	1,000	1,086

Description	Face Amount (000)	Value (000)

Greene County, Development Authority, GLEN-I, LLC Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(A) (B) (C)	$3,400	$3,422
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49(A)	810	909

Total Georgia		8,334

Guam [1.3%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40(A)	2,000	2,213
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/39(E)	6,000	7,298

Total Guam		9,511

Hawaii [0.4%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Callable 11/15/19 @ 100
8.750%, 11/15/29(A)	2,340	2,926

Illinois [5.4%]
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43(A)	4,880	4,922
Chicago O'Hare International Airport, Ser B, RB
Callable 01/01/25 @ 100
5.000%, 01/01/33(A)	2,500	2,849
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35(A)	2,000	2,237
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35(A)	3,000	3,327
Chicago, Refunding Project, Ser A, GO, AGM
Callable 01/01/24 @ 100
5.250%, 01/01/31(A)	1,000	1,075
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40(A)	4,000	4,609
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46(A)	2,825	3,240

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42(A)	$5,000	$5,232
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29(A)	1,000	1,061
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39(A)	3,445	3,640
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 02/15/16 @ 100
5.875%, 02/15/38(A)	6,750	6,758
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 03/01/16 @ 100
5.350%, 03/01/31(A)	130	102
Village of Bridgeview, Cook County, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35(A)	2,000	2,106

Total Illinois		41,158

Indiana [1.5%]
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32(A)	1,650	1,863
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47(A)	3,000	3,355
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/39(A)	1,000	1,039
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33(A)	4,000	4,086

Description	Face Amount (000)	Value (000)

Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39(A)	$2,355	$2,343

Total Indiana		12,686

Iowa [0.3%]
Iowa State, Finance Authority, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36(A)	2,000	1,955

Kansas [0.6%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29(A)	2,550	2,553
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32(A)	2,000	2,010

Total Kansas		4,563

Kentucky [1.5%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40(A)	1,000	1,142
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45(A)	2,960	3,391
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49(A)	5,650	6,441

Total Kentucky		10,974

Louisiana [2.4%]
Juban Crossing Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(A) (B) (C)	5,665	5,706

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45(A)	$2,000	$2,000
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
7.000%, 07/01/24(B) (C)	2,000	2,005
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(A) (C)	2,000	2,219
Louisiana State, Public Facilities Authority, Pellets Inc. Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(A) (C)	5,000	5,151

Total Louisiana		17,081

Maryland [1.4%]
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34(A)	725	760
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44(A)	1,425	1,494
Maryland State, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25(A)	3,000	2,612
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34(A)	1,205	1,306
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39(A)	750	806
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44(A)	3,780	4,066

Total Maryland		11,044

Massachusetts [0.7%]
Massachusetts, Port Authority, Ser B, RB, AMBAC, AMT
0.672%, 01/01/31(C) (F)	6,000	5,130
Description	Face Amount (000)	Value (000)

Michigan [2.6%]
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 02/04/16 @ 100
6.000%, 07/01/35(A)	$4,805	$4,816
Kent, Hospital Finance Authority, Ser A, RB
Callable 02/04/16 @ 100
6.250%, 07/01/40(A)	1,500	1,504
Michigan State, Finance Authority, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35(A)	2,340	2,387
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40(A)	3,745	3,788
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/04/16 @ 100
5.875%, 12/01/30(A)	2,000	2,000
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/22(A)	2,935	2,684
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42(A)	2,000	2,048

Total Michigan		19,227

Missouri [2.8%]
Blue Springs, Improvement Adams Farm Project, Ser A, SPL Tax
Callable 06/01/24 @ 100
5.250%, 06/01/39(A)	3,400	3,416
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45(A)	3,000	3,379
Poplar Bluff Missouri, Ser A, SPL Tax
Callable 11/01/23 @ 100
5.125%, 11/01/35(A) (B)	5,000	5,045
Saint Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 02/04/16 @ 100
7.000%, 08/15/32(A)	1,000	1,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Saint Louis County, Lambert Airport Project, SAB
Pre-Refunded @ 105
9.000%, 11/01/31(C) (E)	$2,500	$2,797
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A) (B)	2,000	2,017
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(A) (B)	3,000	3,023

Total Missouri		20,677

Nebraska [0.9%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37(A)	1,000	1,105
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42(A)	5,500	5,915

Total Nebraska		7,020

Nevada [0.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/-01/35(A)	3,000	3,444
Las Vegas Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35(A)	1,000	1,008
Nevada State Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(A) (B)	1,595	1,617

Total Nevada		6,069

New Jersey [1.6%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29(A)	1,000	1,090
New Jersey State, Economic Development Authority, School Facilities Construction, Ser UU, RB
Callable 06/15/24 @ 100
5.000%, 06/15/40(A)	5,000	5,117

Description	Face Amount (000)	Value (000)

Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41(A)	$7,500	$6,206

Total New Jersey		12,413

New Mexico [0.3%]
New Mexico Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42(A)	2,000	2,111

New York [3.6%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/25 @ 100
5.000%, 11/15/45(A)	5,000	5,701
Nassau County, Industrial Development Agency, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49(A)	4,789	4,730
Nassau County, Industrial Development Agency, Ser C, RB
Callable 01/01/18 @ 100
2.000%, 01/01/49(A)	1,728	207
New York City, Industrial Development Agency, American Airlines JFK International Airport Project, RB, AMT
Callable 08/01/16 @ 101
7.750%, 08/01/31(A) (F)	4,000	4,170
New York State, Liberty Development, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(A) (B)	10,000	10,310
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34(A)	1,000	1,131
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40(A)	1,000	1,122

Total New York		27,371

North Carolina [0.2%]
North Carolina State, Medical Care Commission, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37(A)	1,655	1,665

Ohio [2.8%]
Muskingum County, Hospital Facilities Authority, Genesis Healthcare System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33(A)	1,000	1,048

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44(A)	$1,000	$1,028
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48(A)	3,000	3,072
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser B, RB
3.625%, 12/01/33(F)	1,000	1,030
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(F)	1,000	1,029
Ohio State, Air Quality Development Authority, Ser E, RB
5.625%, 10/01/19	3,350	3,693
Ohio State, Water Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(F)	1,500	1,543
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42(A)	7,000	7,626
Toledo-Lucas County Port Authority, SAB
Callable 02/04/16 @ 100
5.375%, 12/01/35(A)	2,005	2,009

Total Ohio		22,078

Pennsylvania [3.3%]
Beaver County, Industrial Development Authority, Ser B, RB
3.500%, 12/01/35(F)	5,000	5,123
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
6.125%, 08/15/40(A)	4,730	4,841
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43(A)	2,500	2,509

Description	Face Amount (000)	Value (000)

Pennsylvania State, Economic Development Financing Authority, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38(A)	$3,000	$3,140
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33(A)	1,500	1,730
Pennsylvania State, Turnpike Commission, Sub-Ser E, RB
Callable 12/01/27 @ 100
0.000%, 12/01/38 (D)	2,000	2,288
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36(A)	165	180
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42(A)	3,000	3,225
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Callable 07/01/24 @ 100
6.500%, 07/01/28(A)	3,000	3,300

Total Pennsylvania		26,336

Rhode Island [0.6%]
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35(A)	2,500	2,648
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/40(A)	2,250	2,348

Total Rhode Island		4,996

South Carolina [0.7%]
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53(A)	5,000	5,648

Tennessee [0.4%]
Chattanooga Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35(A)	1,000	1,105

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38(A)	$2,000	$2,258

Total Tennessee		3,363

Texas [10.6%]
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34(A)	400	416
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44(A)	2,300	2,416
Bexar County, Health Facilities Development Corp., Army Retirement Residence Project, RB
Callable 07/01/20 @ 100
6.200%, 07/01/45(A)	3,250	3,517
Celina Texas, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45(A)	500	505
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28(A)	400	392
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32(A)	250	244
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40(A)	600	584
Central Texas Regional Mobility Authority, Ser B-SENIOR, RB
Callable 07/01/20 @ 100
5.000%, 01/01/45(A) (F)	2,500	2,819
Central Texas, Regional Mobility Authority, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33(A)	1,000	1,076
Central Texas, Regional Mobility Authority, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42(A)	1,000	1,057
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53(A)	2,000	2,207

Description	Face Amount (000)	Value (000)

Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/28(A)	$500	$525
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
7.000%, 09/01/33(A)	475	509
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.625%, 09/01/37(A)	450	473
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/44(A)	525	550
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29(A)	3,000	3,223
Houston, Higher Education Finance, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/41(E)	5,300	6,799
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38(A)	500	500
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44(A)	500	499
Lubbock, Health Facilities Development, First Mortgage - Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26(A)	430	437
Lubbock, Health Facilities Development, First Mortgage - Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.625%, 07/01/36(A)	255	259
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28(A)	500	495
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40(A)	375	369

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

McLendon-Chishom, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35(A)	$400	$395
Newark Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(A) (B)	900	910
Newark Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(A) (B)	1,700	1,698
North Texas State, Thruway Authority, Convertible Capital Appreciation Project, Ser C, RB
Callable 09/01/31 @ 100
0.000%, 09/01/43 (D)	5,000	4,711
Red River, Health Facilities Development, MRC Crossings Project, Ser B, RB
Callable 01/15/16 @ 100
5.000%, 11/15/19(A)	1,075	1,076
Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(A)	4,950	5,362
Tarrant County Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(A)	4,100	4,213
Tarrant County Cultural Education Facilities Finance, RB
Callable 05/15/17 @ 100
4.500%, 11/15/21(A)	3,500	3,570
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37(A)	6,000	6,162
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/29(E)	600	705
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior D, RB
6.250%, 12/15/26	3,575	4,400
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/32	2,500	2,712

Description	Face Amount (000)	Value (000)

Texas State, Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Project, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40(A)	$5,165	$6,264
Texas State, Private Activity Bond Surface Transportation Corp., NTE Mobility Project, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39(A)	5,350	6,376

Total Texas		78,425

Virginia [2.6%]
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(A) (B)	1,000	1,011
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(A) (B)	2,000	2,042
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43(A)	4,690	4,409
Lower Magnolia Green Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(A) (B)	4,135	4,103
Virginia State, College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35(A) (B)	1,200	1,235
Virginia State, College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(A) (B)	5,110	5,160
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37(A)	1,000	1,144

Total Virginia		19,104

Washington [0.6%]
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/25/16 @ 100
5.375%, 01/01/20(A) (B)	2,000	2,003

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(A) (B)	$2,000	$2,274

Total Washington		4,277

Wisconsin [5.2%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42(A)	1,000	1,034
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34(A)	2,000	2,054
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44(A)	3,500	3,620
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/30(A) (B)	800	811
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(A) (B)	1,250	1,253
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A) (B)	1,580	1,563
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(A) (B)	3,460	3,462
Public Finance Authority, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45(A)	3,000	3,102
Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42(A)	5,400	5,414
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(A) (B)	3,000	2,947
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(A) (B)	4,280	4,111
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49(A)	2,500	2,517

Description	Face Amount (000)	Value (000)

Wisconsin State, Health & Educational Facilities Authority, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49(A)	$6,000	$6,061
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/37(A)	650	690
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/45(A)	1,000	1,054

Total Wisconsin		39,693

Puerto Rico [3.6%]
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/24(A)	2,590	1,768
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42(A)	840	550
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38(A)	4,000	2,700
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/44(A)	3,000	2,021
Puerto Rico, Commonwealth, Ser A, GO
Callable 07/01/20 @ 100
8.000%, 07/01/35(A)	10,000	7,250
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/33(A)	2,440	1,580
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/40(A)	1,000	643
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42(A)	1,310	838
Puerto Rico, Electric Power Authority, Ser WW, RB
Callable 07/01/18 @ 100
5.500%, 07/01/38(A)	1,060	680

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments
December 31, 2015   (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)/Shares	Value (000)

Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36(A)	$940	$605
Puerto Rico, Sales Tax Financing, Ser C, RB
Callable 08/01/21 @ 100
5.250%, 08/01/40(A)	3,000	1,695
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100
5.375%, 08/01/39(A)	7,000	2,800
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.000%, 08/01/42(A)	3,500	1,444
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.500%, 08/01/44(A)	1,250	528
Puerto Rico, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
5.250%, 08/01/41(A)	1,000	400

Total Puerto Rico		25,502

Total Municipal Bonds
(Cost $652,662)		668,696

Short-Term Investments [10.3%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.020%** ‡	41,539,672	41,539
SEI Daily Income Trust Government Fund, Cl A, 0.010%**	36,603,747	36,604

Total Short-Term Investments
(Cost $78,143)		78,143

Total Investments [98.7%]
(Cost $730,805)†		$746,839

Percentages are based on Net Assets of $756,730 (000).

†	At December 31, 2015, the tax basis cost of the Fund's investments was $730,805 (000), and the unrealized appreciation and depreciation were $27,833 (000) and $(11,799) (000), respectively.
‡	Investment in Affiliate.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2015, the value of these securities amounted to $100,155 (000), representing 13.2% of the net assets of the Fund.

(C)	Security is considered illiquid. The total market value of such security as of December 31, 2015 was $31,815 (000) and represented 4.2% of net assets of the Fund.
(D)	Step Bond — The rate reported is the rate in effect on December 31, 2015. The coupon on a step bond changes on a specific date.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(F)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
Cl — Class
COP — Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL — Special Tax
TA — Tax

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$668,696	$—	$668,696
Short-Term Investments	78,143	—	—	78,143
Total Investments in Securities	$78,143	$668,696	$—	$746,839

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$33,108
Purchases at Cost	25,342
Proceeds from Sales	(16,911)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/15	$41,539
Dividend Income	$1

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [89.4%]
Advertising Agencies [1.4%]
MDC Partners
6.750%, 04/01/20(A)	$1,100	$1,133

Aerospace & Defense [1.3%]
LMI Aerospace
7.375%, 07/15/19	500	495
StandardAero Aviation Holdings
10.000%, 07/15/23(A)	525	521

Total Aerospace & Defense		1,016

Air Transportation [0.6%]
CEVA Group
7.000%, 03/01/21(A)	625	519

Airlines [0.1%]
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	75	80

Automotive [1.0%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	925	828

Banks [0.3%]
Compass Bank
3.875%, 04/10/25	300	275

Broadcasting & Cable [5.0%]
Anixter
5.500%, 03/01/23(A)	450	452
CCO Holdings
5.125%, 05/01/23(A)	450	450
CCOH Safari
5.750%, 02/15/26(A)	500	501
CSC Holdings
6.750%, 11/15/21	250	246
5.250%, 06/01/24	200	176
DISH DBS
5.875%, 07/15/22	650	606
5.875%, 11/15/24	100	89
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23(A)	300	304
Sirius XM Radio
5.375%, 04/15/25(A)	350	352
Unitymedia GmbH
6.125%, 01/15/25(A)	200	197
Unitymedia Hessen GmbH & KG
5.000%, 01/15/25(A)	250	239
Univision Communications
5.125%, 02/15/25(A)	400	380

Total Broadcasting & Cable		3,992

Building & Construction [0.8%]
Building Materials Corp of America
6.000%, 10/15/25(A)	200	204

Description	Face Amount (000)	Value (000)

Reliance Intermediate Holdings
6.500%, 04/01/23(A)	$400	$416

Total Building & Construction		620

Coal Mining [0.9%]
CONSOL Energy
8.000%, 04/01/23(A)	700	466
5.875%, 04/15/22	450	279

Total Coal Mining		745

Commercial Serv-Finance [0.6%]
WEX
4.750%, 02/01/23(A)	550	500

Computer Graphics [1.9%]
Epicor Software
9.250%, 05/21/23	1,600	1,556

Computer System Design & Services [1.8%]
Brocade Communications Systems
4.625%, 01/15/23	450	428
NCR
6.375%, 12/15/23	400	394
5.875%, 12/15/21	650	640

Total Computer System Design & Services		1,462

Consumer Products & Services [2.4%]
Central Garden & Pet
6.125%, 11/15/23	600	606
WMG Acquisition
6.750%, 04/15/22(A)	500	433
6.000%, 01/15/21(A)	843	847

Total Consumer Products & Services		1,886

Containers & Packaging [1.4%]
Novelis
8.750%, 12/15/20	650	596
Reynolds Group Issuer
7.875%, 08/15/19	500	519

Total Containers & Packaging		1,115

Data Processing/Mgmt [2.9%]
Audatex North America
6.125%, 11/01/23(A)	200	201
6.000%, 06/15/21(A)	300	302
First Data
8.750%, 01/15/22(A) (B)	298	312
7.000%, 12/01/23(A)	200	200
5.750%, 01/15/24(A)	1,050	1,034
5.000%, 01/15/24(A)	300	299

Total Data Processing/Mgmt		2,348

Distribution/Wholesale [0.4%]
VWR Funding
4.625%, 04/15/22(A)	300	318

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Diversified Operations [0.7%]
Actuant
5.625%, 06/15/22	$300	$306
Amsted Industries
5.375%, 09/15/24(A)	250	245

Total Diversified Operations		551

E-Commerce/Services [0.3%]
Match Group
6.750%, 12/15/22(A)	275	272

Electric Utilities [1.9%]
AES
7.375%, 07/01/21	750	765
3.283%, 03/01/16(C)	350	321
Terraform Global Operating
9.750%, 08/15/22(A)	550	439

Total Electric Utilities		1,525

Energy & Power [2.0%]
ContourGlobal Power Holdings
7.125%, 06/01/19(A)	1,250	1,187
TerraForm Power Operating
6.125%, 06/15/25(A)	125	101
5.875%, 02/01/23(A)	350	289

Total Energy & Power		1,577

Engines-Internal Combust [1.1%]
Briggs & Stratton
6.875%, 12/15/20	800	868

Enterprise Software/Serv [2.9%]
Information US
6.500%, 05/15/22(A)	1,050	887
5.750%, 08/15/20(A)	300	302
Open Text
5.625%, 01/15/23(A)	1,150	1,139

Total Enterprise Software/Serv		2,328

Entertainment & Gaming [1.4%]
Buffalo Thunder Development Authority
11.000%, 12/09/22(A) (D)	35	17
–%, 11/15/29(A) (D) (E)	16	—
Mashantucket Western Pequot Tribe
6.500%, 07/01/36(D)	85	—
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	250	249
Wynn Las Vegas
5.500%, 03/01/25(A)	950	847

Total Entertainment & Gaming		1,113

Financial Services [4.9%]
Credit Acceptance
6.125%, 02/15/21	75	73
Icahn Enterprises
6.000%, 08/01/20	100	101
5.875%, 02/01/22	1,150	1,124

Description	Face Amount (000)	Value (000)

Jefferies Finance
7.500%, 04/15/21(A)	$500	$440
7.375%, 04/01/20(A)	895	794
Jefferies LoanCore
6.875%, 06/01/20(A)	450	428
NewStar Financial
7.250%, 05/01/20	450	437
Oxford Finance
7.250%, 01/15/18(A)	450	450
Quicken Loans
5.750%, 05/01/25(A)	150	143

Total Financial Services		3,990

Food, Beverage & Tobacco [3.5%]
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (B)	350	350
Bumble Bee Holdings
9.000%, 12/15/17(A)	923	935
Darling Ingredients
5.375%, 01/15/22	300	295
Vector Group
7.750%, 02/15/21	1,200	1,266

Total Food, Beverage & Tobacco		2,846

Food-Wholesale/Distrib [0.6%]
KeHE Distributors
7.625%, 08/15/21(A)	450	458

Gas-Distribution [1.2%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	950	940

Gold Mining [1.2%]
Eldorado
6.125%, 12/15/20(A)	800	700
Yamana
4.950%, 07/15/24	300	254

Total Gold Mining		954

Hotels and Motels [0.2%]
Interval Acquisition
5.625%, 04/15/23(A)	200	199

Industrial [1.1%]
Unifrax I
7.500%, 02/15/19(A)(D)	1,025	907

Insurance [2.6%]
American Equity Investment Life Holding
6.625%, 07/15/21	950	988
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,088

Total Insurance		2,076

Internet Connectiv Svcs [0.9%]
Cogent Communications Group
5.375%, 03/01/22(A)	300	292

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Zayo Group
6.375%, 05/15/25	$550	$512

Total Internet Connectiv Svcs		804

Internet Infrastr Sftwr [0.4%]
TIBCO Software
11.375%, 12/01/21(A)	350	293

Investment Banker/Broker Dealer [1.0%]
National Financial Partners
9.000%, 07/15/21(A)	850	778

Investment Banks [1.5%]
Citigroup
6.300%, 12/29/49(C)	400	390
Royal Bank of Scotland Group
1.213%, 03/30/16(C)	800	798

Total Investment Banks		1,188

Machinery [0.3%]
CNH Industrial Capital
4.375%, 11/06/20	250	235

Medical Products & Services [3.7%]
Halyard Health
6.250%, 10/15/22	400	398
HCA
6.500%, 02/15/20	450	491
5.875%, 02/15/26	800	803
3.750%, 03/15/19	300	302
Tenet Healthcare
3.786%, 03/15/16(A) (C)	1,000	975

Total Medical Products & Services		2,969

Metals & Mining [0.5%]
Kaiser Aluminum
8.250%, 06/01/20	170	178
Novelis
8.375%, 12/15/17	250	243

Total Metals & Mining		421

Oil-Field Services [0.5%]
FTS International
7.783%, 03/01/16(A) (C)	550	374

Oil-US Royalty Trusts [0.2%]
IronGate Energy Services
11.000%, 07/01/18(A)(D)	275	151

Paper & Related Products [1.8%]
Cascades
5.750%, 07/15/23(A)	200	192
Opal Acquisition
8.875%, 12/15/21(A)	1,500	1,245

Total Paper & Related Products		1,437

Petrochemicals [0.7%]
TPC Group
8.750%, 12/15/20(A)	895	582

Description	Face Amount (000)	Value (000)

Petroleum & Fuel Products [6.8%]
Antero Resources
5.625%, 06/01/23(A)	$350	$273
5.125%, 12/01/22	350	266
Antero Resources Finance
5.375%, 11/01/21	50	40
Atlas Energy Holdings Operating
9.250%, 08/15/21(D)	725	149
7.750%, 01/15/21(D)	975	194
BreitBurn Energy Partners
7.875%, 04/15/22	1,100	198
Comstock Resources
10.000%, 03/15/20(A)	750	345
Crestwood Midstream Partners
6.125%, 03/01/22	550	382
EP Energy
9.375%, 05/01/20	500	319
6.375%, 06/15/23	400	200
FTS International
6.250%, 05/01/22	450	126
Gibson Energy
6.750%, 07/15/21(A)	300	287
Legacy Reserves
8.000%, 12/01/20	760	159
6.625%, 12/01/21	600	126
Milagro Oil & Gas
10.500%, 05/15/16(D)(E)	400	122
QEP Resources
5.250%, 05/01/23	300	213
Sabine Pass Liquefaction
5.625%, 02/01/21	200	184
5.625%, 04/15/23	950	834
SandRidge Energy
8.750%, 06/01/20(A)	750	228
Ultra Petroleum
5.750%, 12/15/18(A)	700	168
Unit
6.625%, 05/15/21	850	612

Total Petroleum & Fuel Products		5,425

Phys Practice Mgmnt [0.3%]
MEDNAX
5.250%, 12/01/23(A)	225	226

Protection-Safety [0.4%]
Verisure Holding
6.000%, 11/01/22(A)	250	283

Publishing-Books [1.5%]
McGraw-Hill Global Education Holdings
9.750%, 04/01/21	1,150	1,219

Real Estate [1.3%]
Kennedy-Wilson
5.875%, 04/01/24	1,050	1,013

Real Estate Investment Trusts [0.9%]
DuPont Fabros Technology
5.625%, 06/15/23	200	202

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Hospitality Properties Trust
4.500%, 03/15/25	$550	$528

Total Real Estate Investment Trusts		730

Real Estate Oper/Develop [0.3%]
Greystar Real Estate Partners
8.250%, 12/01/22(A)	200	207

Research and Development [0.2%]
Jaguar Holding II
6.375%, 08/01/23(A)	200	195

Retail [5.4%]
AmeriGas Finance
7.000%, 05/20/22	1,010	977
Carrols Restaurant
8.000%, 05/01/22	200	211
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	650	686
Ferrellgas
6.750%, 01/15/22	300	253
6.750%, 06/15/23(A)	600	489
6.500%, 05/01/21	50	43
Group 1 Automotive
5.250%, 12/15/23(A)	200	198
L Brands
6.875%, 11/01/35(A)	100	103
Men's Wearhouse
7.000%, 07/01/22	300	213
Nathan's Famous
10.000%, 03/15/20(A)	350	363
NPC International
10.500%, 01/15/20	325	336
Petco Animal Supplies
9.250%, 12/01/18(A)	300	308
PF Chang's China Bistro
10.250%, 06/30/20(A)	285	234

Total Retail		4,414

Security Brokers & Dealers [0.2%]
Citigroup
5.950%, 04/24/16(C)	200	193

Semi-Conductors [1.6%]
Applied Materials
3.900%, 10/01/25	250	251
Micron Technology
5.250%, 08/01/23(A)	1,150	1,032

Total Semi-Conductors		1,283

Telecommunication Equip [1.4%]
Avaya
7.000%, 04/01/19(A)	850	629
CommScope Technologies Finance
6.000%, 06/15/25(A)	500	481

Total Telecommunication Equip		1,110

Description	Face Amount (000)	Value (000)

Telephones & Telecommunications [7.0%]
Altice US Finance I
5.375%, 07/15/23(A)	$500	$501
CenturyLink
5.625%, 04/01/25	350	296
Interoute Finco
7.375%, 10/15/20(A)	500	566
Level 3 Financing
5.375%, 01/15/24(A)	100	100
5.375%, 05/01/25(A)	350	348
Neptune Finco
6.625%, 10/15/25(A)	900	936
Sirius XM Canada Holdings
5.625%, 04/23/21(A)	600	425
Sprint
7.625%, 02/15/25	50	36
Sprint Communications
9.000%, 11/15/18(A)	1,100	1,158
T-Mobile USA
6.500%, 01/15/26	925	934
UPCB Finance IV
5.375%, 01/15/25(A)	300	283

Total Telephones & Telecommunications		5,583

Transportation Services [1.6%]
HRG Group
7.875%, 07/15/19	754	788
7.875%, 07/15/19(A)	200	209
Sabre GLBL
5.250%, 11/15/23(A)	300	297

Total Transportation Services		1,294

Utility [0.6%]
Suburban Propane Partners
5.750%, 03/01/25	250	202
5.500%, 06/01/24	350	282

Total Utility		484

Total Corporate Bonds
(Cost $82,465)		71,888

Loan Participations [7.6%]
Automotive [0.7%]
Mavis Tire Supply, Term Loan
6.250%, 11/02/20(D)	549	541

Communications [0.6%]
Tibco Software, First Lien Term Loan
6.500%, 12/04/20	546	495

Computers & Electronics [0.5%]
Advanced Computer, Second Lien Term Loan
10.500%, 01/31/23	400	380

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Energy [0.6%]
Frac Tech International, Term Loan B
5.750%, 04/16/2	$165	$46
Invenergy Thermal, First Lien Term Loan
6.500%, 10/07/22	450	434

Total Energy		480

Healthcare Services [0.2%]
LSFP Cypress, First Lien Term Loan
7.250%, 10/07/22	200	189

Information Technology [0.2%]
Avaya, First Lien Term Loan B-7
6.250%, 05/29/20	193	133

Manufacturing [0.3%]
Pelican Products, Term Loan
9.250%, 04/09/21	250	235

Metals & Mining [0.2%]
Noranda Aluminum, Term Loan
5.750%, 02/24/19	396	201

Oil & Gas [0.3%]
Cactus Wellhead, First Lien Term Loan
7.000%, 07/31/20	347	246

Restaurants [0.7%]
Jack's Family Restaurants, Cov-Lite Term Loan
5.750%, 06/24/22(D)	550	536

Retail [0.9%]
Belk, First Lien Term Loan
1.631%, 11/18/22	400	352
Hardware Holdings, Term Loan B
6.750%, 03/30/20(D)	396	384

Total Retail		736

Specialty Apparel Stores [0.7%]
Boot Barn, First Lien Term Loan
5.500%, 06/24/21(D)	547	542

Telecommunications [1.2%]
Sky Bet, Cov-Lite First Lien Term Loan
6.500%, 02/25/22	650	958

Transportation [0.5%]
CEVA Group, First Lien Term Loan
6.500%, 03/19/21	186	153

Description	Face Amount (000)/Shares	Value (000)

Navistar, Tranche B Term Loan
6.500%, 08/17/17	$300	$263

Total Transportation		416

Total Loan Participations
(Cost $6,672)		6,088

Common Stock [0.5%]
Electronic Equipment & Instruments [0.0%]
CUI * (D)(F)	0	8

Metals & Mining [0.0%]
Mirabela Nickel *(F)	2,465,571	—

Miscellaneous Manufacturing [0.0%]
CEVA Group *(D)	22	11

Printing & Publishing [0.5%]
Houghton Mifflin Harcourt *	16,866	368

Total Common Stock
(Cost $853)		387

Mortgage-Backed Security [0.2%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.430%, 01/09/16(A) (C)	178	174

Total Mortgage-Backed Security
(Cost $157)		174

Convertible Bond [0.2%]
Metals & Mining [0.2%]
Mirabela Nickel
9.500%, 06/24/19(A)(D)(F)	595	178

Total Convertible Bond
(Cost $596)		178

Preferred Stock [0.1%]
Miscellaneous Manufacturing [0.1%]
CEVA Group, Ser A2 *(D)	49	24

Total Preferred Stock
(Cost $44)		24

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust (D)(F)	8,500	$—

Total Special Stock
(Cost $9)		—

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Shares	Value (000)

Short-Term Investments [0.6%]

City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%** ‡	342,094	$342
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.230%**	162,377	162

Total Short-Term Investments
(Cost $504)		504

Total Investments [98.6%]
(Cost $91,300)†		$79,243

Percentages are based on Net Assets of $80,392 (000).

†	At December 31, 2015, the tax basis cost of the Fund's investments was $91,300 (000), and the unrealized appreciation and depreciation were $405 (000) and $(12,462) (000), respectively.
‡	Investment in Affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2015, the value of these securities amounted to $42,006 (000), representing 52.3% of the net assets of the Fund.

(B)	Payment in Kind.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.
(D)	Security is considered illiquid. The total market value of such security as of December 31, 2015 was $3,764 (000) and represented 4.7% of net assets of the Fund.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2015, was $186 (000) and represented 0.2% of net assets of the Fund.

AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
EUR — Euro
GBP — British Pound Sterling
Ser — Series
USD — United States Dollar
Amounts designated as “— “are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Maturity Date	Currency to Deliver (000)		Currency to Receive ($ Thousands)		Unrealized Appreciation
1/11/16	EUR	1,070	USD	1,164	$1
1/11/16	GBP	652	USD	984	23
10/7/15	EUR	597	USD	446	15
					$39

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (000)
Bank of America	$(2,556)	$2,595	$39

The following is a list of the level of inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$71,888	$—	$71,888
Loan Participations	—	6,088	—	6,088
Common Stock	368	11	8	387
Mortgage-Backed Security	—	174	—	174
Convertible Bond	—	—	178	178
Preferred Stock	—	24	—	24
Special Stock	—	—	—	—
Short-Term Investments	504	—	—	504
Total Investments in Securities	$872	$78,185	$186	$79,243

(1)
Of the $186 (000) in Level 3 securities as of December 31, 2015, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$39	$—	$39

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2015:

	Investments in Convertible Bond (000)	Investments in Common Stock (000)	Total (000)
Beginning balance as of October 1, 2015	$184	$152	$336
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(6)	(144)	(150)
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2015	$178	$8	$186
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(6)	$(144)	$(150)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of December 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

City National Rochdale Prime Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$240
Purchases at Cost	7,781
Proceeds from Sales	(7,679)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/15	$342
Dividend Income	—

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [73.3%]
Consumer Discretionary [2.7%]
AutoZone
3.700%, 04/15/22	$250	$254
2.500%, 04/15/21	1,000	976
Best Buy
3.750%, 03/15/16	300	301
CBS
3.375%, 03/01/22	175	173
Comcast
3.125%, 07/15/22	200	203
Expedia
5.950%, 08/15/20	250	273
Gap
5.950%, 04/12/21	495	524
Home Depot
2.625%, 06/01/22	1,000	999
Johnson Controls
5.500%, 01/15/16	100	100
Newell Rubbermaid
2.875%, 12/01/19	2,000	1,929
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,007
Time Warner Cable
4.125%, 02/15/21	165	169
Toys R Us Property II
8.500%, 12/01/17	1	1
Tupperware Brands
4.750%, 06/01/21	500	510
Viacom
6.250%, 04/30/16	49	50
Yum! Brands
6.250%, 03/15/18	30	31

Total Consumer Discretionary		7,500

Consumer Staples [3.5%]
Avon Products
6.500%, 03/01/19	250	213
Bunge Finance
8.500%, 06/15/19	105	122
5.900%, 04/01/17	100	104
Campbell Soup
8.875%, 05/01/21	350	443
ConAgra Foods
4.950%, 08/15/20	410	438
1.900%, 01/25/18	200	199
CVS Health
3.500%, 07/20/22	2,000	2,035
Dr Pepper Snapple Group
2.900%, 01/15/16	2,200	2,201
JM Smucker
3.000%, 03/15/22	500	497
Kraft Heinz Foods
3.500%, 07/15/22(A)	500	503
PepsiCo
3.100%, 07/17/22	2,620	2,689

Total Consumer Staples		9,444

Description	Face Amount (000)	Value (000)

Energy [3.2%]
Boardwalk Pipelines
5.875%, 11/15/16	$146	$147
5.750%, 09/15/19	175	176
5.500%, 02/01/17	221	224
Buckeye Partners
6.050%, 01/15/18	155	161
ConocoPhillips
5.750%, 02/01/19	290	314
DCP Midstream
9.750%, 03/15/19(A)	114	116
Duke Capital
6.750%, 07/15/18	745	801
Ecopetrol
7.625%, 07/23/19	250	271
Enbridge Energy Partners
5.875%, 12/15/16	191	195
Energy Transfer Partners
9.700%, 03/15/19	330	363
9.000%, 04/15/19	189	208
6.125%, 02/15/17	426	435
3.600%, 02/01/23	200	165
Enterprise Products Operating
6.500%, 01/31/19	140	154
EOG Resources
5.625%, 06/01/19	290	318
FMC Technologies
3.450%, 10/01/22	200	175
Freeport-McMoran Oil & Gas
6.125%, 06/15/19	1,309	956
Husky Energy
3.950%, 04/15/22	150	139
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	124
Marathon Oil
6.000%, 10/01/17	150	153
ONEOK Partners
2.000%, 10/01/17	155	148
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	435
Petrofac
3.400%, 10/10/18(A)	125	119
Plains All American Pipeline
5.875%, 08/15/16	205	209
PPL Energy Supply
6.200%, 05/15/16	105	105
Puget Energy
6.000%, 09/01/21	500	563
Rowan
4.875%, 06/01/22	200	147
Sabine Pass LNG
7.500%, 11/30/16	100	100
Spectra Energy Capital
6.200%, 04/15/18	135	143
Transocean
7.375%, 04/15/18	494	435
6.000%, 03/15/18	500	445

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Williams Partners
3.350%, 08/15/22	$200	$152

Total Energy		8,596

Financials [35.3%]
ACE INA Holdings
5.800%, 03/15/18	300	326
Alleghany
5.625%, 09/15/20	270	293
American Express
0.968%, 05/22/18(B)	3,000	2,982
American Express Credit, MTN
2.800%, 09/19/16	175	177
American Tower
4.000%, 06/01/25	1,800	1,769
Axis Specialty Finance
5.875%, 06/01/20	250	276
Bank of America
5.700%, 05/02/17	950	991
5.420%, 03/15/17	42	44
Bank of America, MTN
1.482%, 04/01/19(B)	5,000	4,978
Bank of Montreal, MTN
1.450%, 04/09/18	340	338
Barclays Bank
5.125%, 01/08/20	100	110
BB&T, MTN
1.600%, 08/15/17	355	355
Bear Stearns
7.250%, 02/01/18	275	303
5.550%, 01/22/17	468	486
Capital One Financial
4.200%, 10/29/25	1,000	987
1.500%, 03/22/18	475	467
Citigroup
4.500%, 01/14/22	2,000	2,142
CNA Financial
6.950%, 01/15/18	1,076	1,171
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	164
Credit Suisse NY, MTN
5.300%, 08/13/19	150	166
Daimler Finance North America
1.875%, 01/11/18(A)	4,200	4,184
Discover Bank
3.100%, 06/04/20	1,000	1,002
ERAC USA Finance
3.300%, 10/15/22(A)	250	246
Ford Motor Credit
4.250%, 02/03/17	2,000	2,043
1.700%, 05/09/16	1,000	1,001
Goldman Sachs Group
6.250%, 09/01/17	550	589
6.150%, 04/01/18	150	163
5.625%, 01/15/17	700	727
5.350%, 01/15/16	250	250
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	565

Description	Face Amount (000)	Value (000)

Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	$3,725	$3,711
HCP
4.000%, 06/01/25	2,770	2,705
HSBC Finance
6.676%, 01/15/21	83	95
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	983
ING Bank
3.750%, 03/07/17(A)	200	205
Jefferies Group
5.125%, 01/20/23	2,700	2,679
JPMorgan Chase
4.950%, 03/25/20	100	109
4.250%, 10/15/20	150	159
3.125%, 01/23/25	4,700	4,572
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(C)	400	30
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,196
Marsh & McLennan, MTN
2.550%, 10/15/18	100	101
MetLife
6.817%, 08/15/18	3,500	3,942
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	130
Moody's
5.500%, 09/01/20	800	881
Morgan Stanley
3.750%, 02/25/23	5,000	5,121
MUFG Americas Holdings
2.250%, 02/10/20	2,000	1,966
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,369
National Bank of Canada, MTN
1.450%, 11/07/17	750	745
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	153
6.550%, 11/01/18	300	336
Navient, MTN
5.000%, 06/15/18	2	2
Penske Truck Leasing
3.750%, 05/11/17(A)	3,000	3,061
Principal Financial Group
8.875%, 05/15/19	130	156
3.300%, 09/15/22	200	200
Protective Life
6.400%, 01/15/18	250	269
Prudential Financial, MTN
5.375%, 06/21/20	145	161
Silicon Valley Bank
6.050%, 06/01/17	355	371
Simon Property Group
10.350%, 04/01/19	3,500	4,295
State Street
2.550%, 08/18/20	5,000	5,062

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

SunTrust Banks
6.000%, 09/11/17	$254	$270
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,418
TD Ameritrade Holding
5.600%, 12/01/19	290	323
Toronto-Dominion Bank, MTN
0.894%, 11/05/19(B)	3,100	3,082
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	101
US Bank
2.125%, 10/28/19	4,500	4,497
Volkswagen International Finance
2.375%, 03/22/17(A)	125	124
Wells Fargo Bank
5.750%, 05/16/16	100	102
Western Union
5.253%, 04/01/20	2,000	2,155
Wilmington Trust
8.500%, 04/02/18	315	355

Total Financials		94,487

Health Care [1.3%]
Actavis
3.250%, 10/01/22	500	492
Laboratory Corp of America Holdings
3.200%, 02/01/22	2,530	2,483
UnitedHealth Group
4.700%, 02/15/21	200	219
1.625%, 03/15/19	250	247

Total Health Care		3,441

Industrials [5.1%]
Carlisle
3.750%, 11/15/22	250	248
CNH America
7.250%, 01/15/16	388	389
Eaton
8.875%, 06/15/19	125	148
Embraer Overseas
5.696%, 09/16/23(A)	520	506
GATX
6.000%, 02/15/18	170	182
GE Capital International Funding, MTN
0.964%, 04/15/16(A)	4,886	4,888
General Electric Capital, MTN
4.375%, 09/16/20	150	163
IDEX
4.200%, 12/15/21	250	259
Lennox International
4.900%, 05/15/17	250	258
NuStar Logistics
8.150%, 04/15/18	250	255
4.800%, 09/01/20	200	180
Owens Corning
6.500%, 12/01/16	36	37

Description	Face Amount (000)	Value (000)

PACCAR Financial, MTN
1.750%, 08/14/18	$4,000	$3,986
Penske Truck Leasing
4.875%, 07/11/22(A)	200	208
4.250%, 01/17/23(A)	300	302
3.375%, 03/15/18(A)	250	254
2.500%, 03/15/16(A)	500	501
Republic Services
3.550%, 06/01/22	250	255
Roper Industries
3.125%, 11/15/22	200	194
1.850%, 11/15/17	250	249
Xylem
3.550%, 09/20/16	200	203

Total Industrials		13,665

Information Technology [7.9%]
Apple
0.594%, 02/07/20(B)	7,238	7,175
Arrow Electronics
6.875%, 06/01/18	400	436
Avnet
6.625%, 09/15/16	128	132
Fiserv
3.500%, 10/01/22	250	250
2.700%, 06/01/20	2,000	1,983
KLA-Tencor
4.650%, 11/01/24	2,500	2,515
Lexmark International
5.125%, 03/15/20	2,250	2,340
Nokia
5.375%, 05/15/19	950	1,007
Oracle
2.500%, 05/15/22	5,000	4,908
Texas Instruments
1.650%, 08/03/19	295	292

Total Information Technology		21,038

Materials [5.0%]
Airgas
2.900%, 11/15/22	250	243
AngloGold Ashanti Holdings
5.375%, 04/15/20	1,317	1,160
ArcelorMittal
10.600%, 06/01/19	200	187
6.125%, 06/01/18	800	732
Avery Dennison
5.375%, 04/15/20	405	435
Cabot
5.000%, 10/01/16	300	307
Glencore Canada
5.500%, 06/15/17	1,010	986
Glencore Funding
1.700%, 05/27/16(A)	1,500	1,485
1.681%, 01/15/19(A) (B)	2,000	1,655
Kinross
5.125%, 09/01/21	303	197
Rio Tinto Finance USA
6.500%, 07/15/18	100	108
3.750%, 06/15/25	5,780	5,247

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Vale Overseas
5.625%, 09/15/19	$505	$457
Worthington Industries
6.500%, 04/15/20	250	278

Total Materials		13,477

REITs [2.3%]
BioMed Realty
3.850%, 04/15/16	500	502
Boston Properties
5.875%, 10/15/19	140	155
Common Wealth REIT
5.875%, 09/15/20	105	113
DDR
4.625%, 07/15/22	250	258
Equity One
3.750%, 11/15/22	250	241
Highwoods Realty
3.625%, 01/15/23	200	194
HRPT Properties Trust
6.650%, 01/15/18	300	317
Liberty Property, MTN
7.500%, 01/15/18	177	194
National Retail Properties
6.875%, 10/15/17	300	324
3.800%, 10/15/22	350	351
Prologis
3.350%, 02/01/21	2,200	2,228
Realty Income
5.950%, 09/15/16	129	133
3.250%, 10/15/22	200	193
Senior Housing Properties Trust
6.750%, 12/15/21	500	563
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	245
Welltower
4.950%, 01/15/21	155	166

Total REITs		6,177

Shipping & Transportation [0.1%]
Federal Express 1998 Pass-Through Trust
7.020%, 01/15/16	197	197

Telecommunication Services [4.2%]
America Movil
3.125%, 07/16/22	4,000	3,930
AT&T
5.600%, 05/15/18	310	336
CenturyLink
6.450%, 06/15/21	355	346
5.800%, 03/15/22	250	229
COX Communications, MTN
6.850%, 01/15/18	224	239
Deutsche Telekom International Finance BV
6.000%, 07/08/19	50	56
Qwest
6.500%, 06/01/17	100	105

Description	Face Amount (000)	Value (000)

Telefonica Emisiones SAU
6.421%, 06/20/16	$275	$281
6.221%, 07/03/17	286	304
5.462%, 02/16/21	115	129
5.134%, 04/27/20	300	328
3.992%, 02/16/16	500	501
Verizon Communications
4.600%, 04/01/21	4,100	4,407

Total Telecommunication Services		11,191

Utilities [2.7%]
AmeriGas Partners
6.500%, 05/20/21	477	451
Arizona Public Service
6.250%, 08/01/16	44	45
British Transco Finance
6.625%, 06/01/18	128	141
Cleveland Electric Illuminating
7.880%, 11/01/17	10	11
5.700%, 04/01/17	6	6
Entergy Mississippi
6.640%, 07/01/19	540	611
Entergy Texas
7.125%, 02/01/19	190	215
Exelon Generation
6.200%, 10/01/17	2,125	2,267
Jersey Central Power & Light
5.625%, 05/01/16	265	268
Korea Electric Power
6.750%, 08/01/27	75	93
National Fuel Gas
4.900%, 12/01/21	500	514
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	173
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	468
ONEOK
4.250%, 02/01/22	294	212
Pennsylvania Electric
6.625%, 04/01/19	15	16
Puget Energy
5.625%, 07/15/22	250	277
Puget Sound Energy, MTN
6.740%, 06/15/18	57	63
Southwestern Electric Power
5.875%, 03/01/18	581	628
3.550%, 02/15/22	500	507
Southwestern Public Service
8.750%, 12/01/18	250	295
Xcel Energy
5.613%, 04/01/17	10	11

Total Utilities		7,272

Total Corporate Bonds
(Cost $198,237)		196,485

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)

U.S. Government Agency Obligations [5.9%]
FHLMC
1.750%, 05/30/19	$3,000	$3,023
1.000%, 09/29/17	660	658
FNMA
5.000%, 03/15/16	4,700	4,744
1.875%, 09/18/18	150	152
1.625%, 11/27/18	6,000	6,043
1.375%, 11/15/16	460	462
1.125%, 04/27/17	470	471
0.875%, 05/21/18	350	347

Total U.S. Government Agency Obligations
(Cost $15,808)		15,900

U.S. Treasury Obligations [4.8%]
U.S. Treasury Notes
2.750%, 02/15/19	845	880
2.625%, 11/15/20	425	442
2.375%, 07/31/17	1,010	1,031
2.250%, 11/15/24	4,500	4,498
2.000%, 02/15/25	2,300	2,248
1.750%, 10/31/18	610	618
1.250%, 04/30/19	2,375	2,360
0.875%, 07/31/19	815	797

Total U.S. Treasury Obligations
(Cost $13,015)		12,874

Municipal Bonds [3.5%]
California [0.6%]
State of California Department of Water Resources Power Supply Revenue, Ser L
Callable 05/01/20 @ 100
5.000%, 05/01/21	1,315	1,509

Florida [1.4%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,891

Illinois [1.5%]
Illinois Municipal Electric Agency, Ser A, NATL
Pre-Refunded @ 100
5.125%, 02/01/29(D)	3,865	4,050

Total Municipal Bonds
(Cost $9,414)		9,450

Preferred Stock [3.1%]
Financials [1.0%]
BB&T	10,000	261
Citigroup	10,000	259
Goldman Sachs Group	25,000	655
HSBC Holdings	30,000	782
JPMorgan Chase	20,000	506
Prudential Financial	10,000	258

Total Financials		2,721

Description	Face Amount (000)/Shares	Value (000)

Industrials [0.3%]
Pitney Bowes	10,000	$270
Stanley Black & Decker	20,000	518

Total Industrials		788

REITs [1.3%]
Digital Realty Trust	10,000	262
Kimco Realty	10,000	247
National Retail Properties	20,000	521
Realty Income	20,000	530
Senior Housing Properties Trust	52,500	1,332
Vornado Realty Trust	20,000	505

Total REITs		3,397

Telecommunication Services [0.3%]
Telephone & Data Systems	30,000	740

Utilities [0.2%]
SCE Trust I	20,000	506

Total Preferred Stock
(Cost $7,904)		8,152

Asset-Backed Securities [2.2%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	$85	89
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 06/06/16 (E) (F) (G)	584	521
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	5,350	5,339
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4
7.000%, 07/25/28 (F) (G)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	14	14
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	8	8

Total Asset-Backed Securities
(Cost $6,046)		5,971

Closed-End Fund [2.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund (F) (G)	531,545	5,379

Total Closed-End Fund
(Cost $5,417)		5,379

U.S. Government Mortgage-Backed Obligations [1.9%]
FHLMC, Pool 1B2677
2.416%, 01/01/35(B)	5	6

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

FHLMC, Pool 1B2683
2.464%, 01/01/35(B)	$3	$3
FHLMC, Pool 1B2692
2.389%, 12/01/34(B)	10	11
FHLMC, Pool A93505
4.500%, 08/01/40	37	40
FHLMC, Pool A93996
4.500%, 09/01/40	55	59
FHLMC, Pool C03490
4.500%, 08/01/40	286	308
FHLMC, Pool C09015
3.000%, 10/01/42	213	213
FHLMC, Pool C20300
6.500%, 01/01/29	4	4
FHLMC, Pool E01280
5.000%, 12/01/17	2	2
FHLMC, Pool G02940
5.500%, 05/01/37	9	10
FHLMC, Pool G04222
5.500%, 04/01/38	16	17
FHLMC, Pool G04913
5.000%, 03/01/38	61	67
FHLMC, Pool G08003
6.000%, 07/01/34	16	19
FHLMC, Pool G11431
6.000%, 08/01/18	1	1
FHLMC, Pool G11880
5.000%, 12/01/20	11	12
FHLMC, Pool G18124
6.000%, 06/01/21	8	9
FHLMC, Pool J19197
3.000%, 05/01/27	143	148
FHLMC, Pool Q08998
3.500%, 06/01/42	173	178
FHLMC, Pool Q10378
3.000%, 08/01/42	203	203
FHLMC, Ser 2004-2804, Cl VC, Pool FHR 2804 VC
5.000%, 07/15/21	84	88
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	163
FHLMC Multifamily Structured Pass Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	400	407
FHLMC Multifamily Structured Pass Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	203
FHLMC Multifamily Structured Pass Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	300	302
FNMA, Pool 252570
6.500%, 07/01/29	5	6
FNMA, Pool 253183
7.500%, 04/01/30	1	1

Description	Face Amount (000)	Value (000)

FNMA, Pool 253398
8.000%, 08/01/30	$2	$2
FNMA, Pool 254545
5.000%, 12/01/17	5	5
FNMA, Pool 254685
5.000%, 04/01/18	6	6
FNMA, Pool 254949
5.000%, 11/01/33	12	13
FNMA, Pool 255814
5.500%, 08/01/35	20	23
FNMA, Pool 303168
9.500%, 02/01/25	2	2
FNMA, Pool 725424
5.500%, 04/01/34	19	21
FNMA, Pool 735060
6.000%, 11/01/34	12	14
FNMA, Pool 735228
5.500%, 02/01/35	10	11
FNMA, Pool 735230
5.500%, 02/01/35	25	28
FNMA, Pool 745275
5.000%, 02/01/36	99	109
FNMA, Pool 745418
5.500%, 04/01/36	113	127
FNMA, Pool 827223
2.094%, 04/01/35(B)	50	53
FNMA, Pool 844809
5.000%, 11/01/35	46	51
FNMA, Pool AD0454
5.000%, 11/01/21	21	22
FNMA, Pool AD8522
4.000%, 08/01/40	41	43
FNMA, Pool AE0828
3.500%, 02/01/41	318	329
FNMA, Pool AH0621
3.500%, 01/01/41	77	80
FNMA, Pool AJ1407
4.000%, 09/01/41	64	68
FNMA, Pool AJ7689
4.000%, 12/01/41	215	228
FNMA, Pool AK0971
3.000%, 02/01/27	134	139
FNMA, Pool AO2970
3.000%, 05/01/42	194	195
FNMA, Pool AO4137
3.500%, 06/01/42	188	194
FNMA, Pool MA1277
2.500%, 12/01/27	127	129
FNMA REMIC Trust, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	33	34
GNMA, Pool 780315
9.500%, 12/15/17	1	1
GNMA, Pool G2 4696
4.500%, 05/20/40	131	143
GNMA, Pool G2 4747
5.000%, 07/20/40	50	55
GNMA, Pool G2 4923
4.500%, 01/20/41	74	81

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

GNMA, Pool G2 MA0155
4.000%, 06/20/42	$178	$190
GNMA, Pool G2 MA0392
3.500%, 09/20/42	206	215

Total U.S. Government Mortgage-Backed Obligations
(Cost $4,939)		5,091

Foreign Government Bonds [1.3%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	3,000	3,033
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	109
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	123
Province of Quebec Canada, MTN
7.380%, 04/09/26	100	129

Total Foreign Government Bonds
(Cost $3,352)		3,394

Commercial Mortgage-Backed Obligations [0.4%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	126
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	271
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	148
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	274
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/20	127	126
NCUA Guaranteed Notes Trust, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	3	3

Total Commercial Mortgage-Backed Obligations
(Cost $966)		948

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	16	16
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	2	2
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	4	4

Description	Face Amount (000)/Shares	Value (000)

Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	$9	$9
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	26	26
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	25	25

Total Residential Mortgage-Backed Securities
(Cost $82)		82

Short-Term Investments [0.3%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.020%*‡	454,945	455
SEI Daily Income Trust Government Fund, Cl A, 0.100%*	454,945	455

Total Short-Term Investments
(Cost $910)		910

Total Investments [98.7%]
(Cost $266,090)†		$264,636

Percentages are based on Net Assets of $267,993 (000).

†	At December 31, 2015, the tax basis cost of the Fund's investments was $266,090 (000), and the unrealized appreciation and depreciation were $2,676 (000) and $4,130 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2015.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2015, the value of these securities amounted to $33,959 (000), representing 12.7% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2015 was $521 (000) and represented 0.2% of net assets of the Fund.

(F)	Security is considered illiquid. The total market value of such security as of December 31, 2015 was $5,900 (000) and represented 2.2% of net assets of the Fund.
(G)	Security is considered restricted. The total market value of such security as of December 31, 2015 was $5,900 (000) and represented 2.2% of net assets of the Fund.
CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

AID — Agency for International Development
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
NCUA — National Credit Union Administration
NY — New York
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SPE — Special Purpose Entity
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$196,485	$—	$196,485
U.S. Government Agency Obligations	—	15,900	—	15,900
U.S. Treasury Obligations	—	12,874	—	12,874
Municipal Bonds	—	9,450	—	9,450
Preferred Stock	8,152	—	—	8,152
Asset-Backed Securities	—	5,450	521	5,971
Closed-End Fund	5,379	—	—	5,379
U.S. Government Mortgage-Backed Obligations	—	5,091	—	5,091
Foreign Government Bonds	—	3,394	—	3,394
Commercial Mortgage-Backed Obligations	—	948	—	948
Residential Mortgage-Backed Securities	—	82	—	82
Short-Term Investments	910	—	—	910
Total Investments in Securities	$14,441	$249,674	$521	$264,636

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2015:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2015	$559
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	2
Purchases	—
Sales/paydowns	(40)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2015	$521
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2015 (000)	Valuation Techniques
BT SPE	$521	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$2,031
Purchases at Cost	7,132
Proceeds from Sales	(8,708)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/15	$455
Dividend Income	—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [48.8%]
Advertising Sales [0.2%]
Clear Channel International BV
8.750%, 12/15/20(A)	$500	$497
Lamar Media
5.875%, 02/01/22	525	551
5.375%, 01/15/24	475	489
5.000%, 05/01/23	450	456
Outfront Media Capital
5.875%, 03/15/25	675	685
5.625%, 02/15/24	275	283
5.625%, 02/15/24(A)	325	333
5.250%, 02/15/22	300	307

Total Advertising Sales		3,601

Aerospace & Defense [0.2%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	900	648
KLX
5.875%, 12/01/22(A)	275	261
TransDigm
7.500%, 07/15/21	100	103
6.500%, 07/15/24	875	870
6.500%, 05/15/25(A)	425	412
6.000%, 07/15/22	950	929
5.500%, 10/15/20	350	339

Total Aerospace & Defense		3,562

Agricultural [0.1%]
Avangardco Investments Public
10.000%, 10/29/18	743	364
Mriya Agro Holding
9.450%, 04/19/18(B) (H) (J)	1,195	161
UKRLANDFARMING
10.875%, 03/26/18	1,940	942

Total Agricultural		1,467

Airlines [0.1%]
Avianca Holdings
8.375%, 05/10/20	1,300	842
SriLankan Airlines
5.300%, 06/27/19	1,500	1,400

Total Airlines		2,242

Airport Develop/Maint [0.2%]
Aeropuertos Dominicanos Siglo XXI
9.750%, 11/13/19	3,540	3,682

Applications Software [0.1%]
Emdeon
11.000%, 12/31/19	525	548
6.000%, 02/15/21(A)	775	721
Nuance Communications
5.375%, 08/15/20(A)	900	901

Total Applications Software		2,170

Auto Rent & Lease [0.3%]
CAR
6.000%, 02/11/21	2,200	2,199

Description	Face Amount (000)	Value (000)

Hertz
6.750%, 04/15/19	$575	$587
6.250%, 10/15/22	1,025	1,061
United Rentals North America
6.125%, 06/15/23	575	588
5.750%, 11/15/24	175	173
5.500%, 07/15/25	1,200	1,164
4.625%, 07/15/23	325	324

Total Auto Rent & Lease		6,096

Auto/Trk Prts and Equip-Repl [0.1%]
JB Poindexter
9.000%, 04/01/22(A)	725	758
UCI International
8.625%, 02/15/19(H) (J)	1,125	388

Total Auto/Trk Prts and Equip-Repl		1,146

Autoparts [0.7%]
Affinia Group
7.750%, 05/01/21	1,325	1,349
American Axle & Manufacturing
7.750%, 11/15/19	600	663
6.625%, 10/15/22	675	707
6.250%, 03/15/21	275	285
International Automotive Components Group
9.125%, 06/01/18(A) (H) (J)	900	769
Lear
5.250%, 01/15/25	200	203
4.750%, 01/15/23	1,400	1,407
MPG Holdco I
7.375%, 10/15/22	1,000	1,010
Omega US Sub
8.750%, 07/15/23(A)	575	530
Schaeffler Finance BV
4.750%, 05/15/21(A)	625	628
4.750%, 05/15/23(A)	800	784
Schaeffler Finance BV, MTN
4.250%, 05/15/21(A)	375	372
Schaeffler Holding Finance BV
6.875%, 08/15/18(A) (C)	850	876
6.750%, 11/15/22(A) (C)	575	618
Tenneco
5.375%, 12/15/24	350	355
Tupy Overseas
6.625%, 07/17/24	1,000	873
ZF North America Capital
4.750%, 04/29/25(A)	750	714

Total Autoparts		12,143

Banks [5.1%]
Access Bank, MTN
9.250%, 06/24/21(D)	3,440	2,954
African Bank, MTN
8.125%, 02/24/17	2,329	2,003
Agricola Senior Trust
6.750%, 06/18/20	2,000	1,993
AK BARS Bank Via AK BARS Luxembourg
8.000%, 08/06/18	200	205

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Banco BMG
8.000%, 04/15/18	$1,000	$916
Banco do Brasil
9.250%, 10/29/49(D)	500	368
8.500%, 10/29/49(D)	2,500	2,119
CIT Group
5.250%, 03/15/18	875	903
5.000%, 05/15/17	625	644
5.000%, 08/01/23	1,175	1,193
Credit Bank of Moscow Via CBOM Finance
8.700%, 11/13/18	2,975	2,797
7.700%, 02/01/18	2,495	2,511
Development Bank of Mongolia, MTN
5.750%, 03/21/17	940	896
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	3,200	3,234
FBN Finance
8.250%, 08/07/20	2,590	2,174
FBN Finance BV
8.000%, 07/23/21(D)	4,628	3,730
Finansbank
6.250%, 04/30/19	3,000	3,149
ForteBank JSC
11.750%, 12/15/24	2,209	2,149
Halyk Savings Bank of Kazakhstan JSC
7.250%, 01/28/21	1,625	1,666
ICBC Standard Bank, MTN
8.125%, 12/02/19	2,714	2,945
International Bank of Azerbaijan
5.625%, 06/11/19	2,900	2,639
International Bank of Azerbaijan Via Rubrika Finance, MTN
7.200%, 10/31/16	500	494
Kazkommertsbank
8.500%, 05/11/18	2,780	2,641
Kazkommertsbank JSC
6.765%, 07/27/16(D) (E)	4,000	3,931
5.500%, 12/21/22	4,448	3,267
Kazkommertsbank JSC, MTN
7.500%, 11/29/16	2,205	2,177
6.875%, 02/13/17	2,360	2,436
National Savings Bank
8.875%, 09/18/18	1,800	1,852
NDR Finance
8.250%, 06/22/17(D) (H) (J)	721	22
Oschadbank Via SSB #1
9.625%, 03/20/25(E)	530	461
9.375%, 03/10/23(E)	5,500	4,874
Privatbank CJSC Via UK SPV Credit Finance
11.000%, 02/09/21	370	229
Privatbank CJSC Via UK SPV Credit Finance, MTN
10.250%, 01/23/18	3,380	2,333

Description	Face Amount (000)	Value (000)

Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	$1,624	$1,364
Russian Standard Bank Via Russian Standard Finance
0.000%, 12/01/16(D) (E)	2,300	1,737
Sberbank of Russia Via SB Capital
5.500%, 02/26/24(D)	2,985	2,622
5.250%, 05/23/23	3,000	2,563
5.125%, 10/29/22	1,446	1,321
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	720	745
VTB Bank Via VTB Capital
6.950%, 10/17/22	4,817	4,576

Total Banks		80,833

Batteries/Battery Sys [0.0%]
EnerSys
5.000%, 04/30/23(A)	450	448

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	1,325	1,206

Broadcasting & Cable [1.8%]
AMC Networks
7.750%, 07/15/21	600	630
4.750%, 12/15/22	325	325
Anixter
5.625%, 05/01/19	600	624
5.500%, 03/01/23(A)	350	352
5.125%, 10/01/21	300	300
Belden
5.500%, 09/01/22(A)	1,050	1,011
5.250%, 07/15/24(A)	675	621
CCO Holdings
7.375%, 06/01/20	300	312
6.625%, 01/31/22	650	685
5.875%, 05/01/27(A)	200	199
5.750%, 09/01/23	525	538
5.750%, 01/15/24	425	437
5.375%, 05/01/25(A)	250	249
5.250%, 03/15/21	675	701
5.125%, 02/15/23	500	501
CCOH Safari
5.750%, 02/15/26(A)	300	301
Cequel Communications Holdings I
5.125%, 12/15/21(A)	750	675
Clear Channel Communications
9.000%, 03/01/21	1,150	802
Clear Channel Worldwide Holdings
6.500%, 11/15/22	2,000	1,950
Columbus International
7.375%, 03/30/21	3,860	3,821

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

DISH DBS
5.875%, 07/15/22	$2,425	$2,261
5.000%, 03/15/23	100	87
Gray Television
7.500%, 10/01/20	1,150	1,182
LIN Television
6.375%, 01/15/21	175	183
5.875%, 11/15/22	650	647
Nexstar Broadcasting
6.125%, 02/15/22(A)	875	857
Numericable Group
6.250%, 05/15/24(A)	575	555
6.000%, 05/15/22(A)	800	776
Sinclair Television Group
5.625%, 08/01/24(A)	1,775	1,726
Tribune Media
5.875%, 07/15/22(A)	1,250	1,250
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	524
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	1,325	1,309
VTR Finance BV
6.875%, 01/15/24	1,840	1,693
Ziggo Bond Finance BV
5.875%, 01/15/25(A)	275	255

Total Broadcasting & Cable		28,339

Building & Construction [2.2%]
Allegion US Holding
5.750%, 10/01/21	550	557
Building Materials Corp of America
6.000%, 10/15/25(A)	425	434
C10 Capital SPV
6.722%, 12/31/49(D)	100	90
Cemex
7.250%, 01/15/21	765	732
6.500%, 12/10/19	2,155	2,057
5.875%, 03/25/19	970	924
CEMEX Espana
9.875%, 04/30/19	2,040	2,157
Cemex Finance
9.375%, 10/12/22	7,900	8,315
China Shanshui Cement Group
7.500%, 03/10/20	4,450	3,648
Dry Mix Solutions Investissements SAS
4.122%, 06/15/21(D)	3,000	3,179
Elementia
5.500%, 01/15/25	300	276
Grupo Cementos de Chihuahua
8.125%, 02/08/20	1,715	1,762
Kerneos Corporate SAS
4.637%, 03/01/21(D)	2,000	2,141
Masonite International
5.625%, 03/15/23(A)	500	516
NCI Building Systems
8.250%, 01/15/23(A)	800	840

Description	Face Amount (000)	Value (000)

Nortek
8.500%, 04/15/21	$1,350	$1,401
Saderea, MTN
12.500%, 11/30/26	2,861	2,551
USG
7.875%, 03/30/20(A)	250	262
5.875%, 11/01/21(A)	650	676
5.500%, 03/01/25(A)	400	406
Wise Metals Intermediate Holdings
9.750%, 06/15/19(A) (H) (J)	525	131
Yuksel Insaat
9.500%, 03/31/16(B)	2,965	1,913

Total Building & Construction		34,968

Building & Construction Supplies [0.1%]
Signode Industrial Group Lux
6.375%, 05/01/22(A)	1,750	1,488

Building-Heavy Construct [0.2%]
Pratama Agung Pte
6.250%, 02/24/20	2,500	2,419

Business Services [0.0%]
CoreLogic
7.250%, 06/01/21	675	702

Chemicals [0.6%]
Ashland
4.750%, 08/15/22	950	924
Celanese US Holdings
4.625%, 11/15/22	375	369
Eco Services Operations
8.500%, 11/01/22(A)	625	531
Hexion
6.625%, 04/15/20	225	175
Hexion US Finance
8.875%, 02/01/18	1,625	1,146
Huntsman International
5.125%, 11/15/22(A)	700	630
4.875%, 11/15/20	900	821
Ineos Finance
4.000%, 05/01/23	1,000	1,038
Novacap International SAS, MTN
4.932%, 05/01/19(D)	1,000	1,088
Platform Specialty
6.500%, 02/01/22(A)	1,800	1,557
Platform Specialty Products
10.375%, 05/01/21(A)	125	125
WR Grace & -Conn
5.625%, 10/01/24(A)	325	328
5.125%, 10/01/21(A)	225	227

Total Chemicals		8,959

Coal Mining [0.4%]
Berau Coal Energy
7.250%, 03/13/17	3,935	1,141
Indo Energy Finance II BV
6.375%, 01/24/23	3,815	1,569

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Mongolian Mining, MTN
8.875%, 03/29/17	$12,398	$4,029
New World Resources
8.000%, 04/07/20	947	309

Total Coal Mining		7,048

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,300	1,371

Commercial Serv-Finance [0.3%]
Igloo Holdings
8.250%, 12/15/17(A) (C)	975	975
Interactive Data
5.875%, 04/15/19(A)	1,350	1,377
TMF Group Holding BV
5.262%, 12/01/18(D)	1,000	1,090

Total Commercial Serv-Finance		3,442

Commercial Services [0.3%]
Allegion
5.875%, 09/15/23	175	178
Anna Merger Sub
7.750%, 10/01/22(A)	2,050	1,809
BC Luxco 1
7.375%, 01/29/20	2,470	2,279
Iron Mountain
6.000%, 10/01/20(A)	125	132
5.750%, 08/15/24	725	700

Total Commercial Services		5,098

Computer Graphics [0.1%]
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,382

Computer Software [0.1%]
Italics Merger Sub
7.125%, 07/15/23(A)	1,450	1,312
SS&C Technologies Holdings
5.875%, 07/15/23(A)	800	826

Total Computer Software		2,138

Computer System Design & Services [0.1%]
IHS
5.000%, 11/01/22	550	557
NCR
6.375%, 12/15/23	400	394
5.875%, 12/15/21	400	394
5.000%, 07/15/22	950	922
4.625%, 02/15/21	250	238

Total Computer System Design & Services		2,505

Consumer Products & Services [0.4%]
Prestige Brands
8.125%, 02/01/20	475	491
5.375%, 12/15/21(A)	1,125	1,080
Serta Simmons Holdings
8.125%, 10/01/20(A)	1,950	2,038

Description	Face Amount (000)	Value (000)

ServiceMaster
7.450%, 08/15/27	$225	$224
7.100%, 03/01/18	475	473
Spectrum Brands
6.125%, 12/15/24(A)	575	598
5.750%, 07/15/25(A)	800	820
Tempur Sealy International
5.625%, 10/15/23(A)	475	480

Total Consumer Products & Services		6,204

Containers & Packaging [1.2%]
Ardagh Packaging Finance
9.125%, 10/15/20(A)	2,200	2,265
6.750%, 01/31/21(A)	200	192
6.000%, 06/30/21(A)	300	280
Ball
5.250%, 07/01/25	1,225	1,252
4.375%, 12/15/20	200	203
4.000%, 11/15/23	825	787
Berry Plastics
6.000%, 10/15/22(A)	400	407
5.500%, 05/15/22	2,075	2,067
5.125%, 07/15/23	575	559
BWAY Holding
9.125%, 08/15/21(A)	1,550	1,449
Crown Americas
4.500%, 01/15/23	1,300	1,271
Graphic Packaging International
4.875%, 11/15/22	350	354
4.750%, 04/15/21	200	204
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	425	437
5.875%, 08/15/23(A)	375	381
5.375%, 01/15/25(A)	950	929
5.000%, 01/15/22(A)	125	122
Pactiv
7.950%, 12/15/25	200	186
Reynolds Group Issuer
9.875%, 08/15/19	350	353
8.250%, 02/15/21	1,450	1,395
5.750%, 10/15/20	1,350	1,373
Sealed Air
6.500%, 12/01/20(A)	725	799
5.250%, 04/01/23(A)	50	51
5.125%, 12/01/24(A)	850	850
4.875%, 12/01/22(A)	725	727

Total Containers & Packaging		18,893

Data Processing/Mgmt [0.5%]
Audatex North America
6.125%, 11/01/23(A)	1,025	1,032
6.000%, 06/15/21(A)	775	781
First Data
8.750%, 01/15/22(A) (C)	1,608	1,680
7.000%, 12/01/23(A)	500	500
5.750%, 01/15/24(A)	3,050	3,004
5.375%, 08/15/23(A)	1,300	1,306

Total Data Processing/Mgmt		8,303

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Decision Support Software [0.0%]
MSCI
5.750%, 08/15/25(A)	$525	$538
MSCI
5.250%, 11/15/24(A)	275	279

Total Decision Support Software		817

Dental Supplies and Equip [0.3%]
IDH Finance
5.573%, 12/01/18(D)	3,000	4,401

Diagnostic Equipment [0.1%]
Crimson Merger Sub
6.625%, 05/15/22(A)	2,625	1,798

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	875	901
5.125%, 07/15/24	175	175
5.000%, 05/01/25	350	338

Total Dialysis Centers		1,414

Diamonds/Precious Stones [0.1%]
Petra Diamonds US Treasury
8.250%, 05/31/20	1,050	856

Disposable Medical Prod [0.1%]
Sterigenics-Nordion Holdings
6.500%, 05/15/23(A)	1,550	1,480

Distribution/Wholesale [0.2%]
American Builders & Contractors Supply
5.750%, 12/15/23(A)	200	201
5.625%, 04/15/21(A)	900	911
Beacon Roofing Supply
6.375%, 10/01/23(A)	300	305
DH Services Luxembourg Sarl
7.750%, 12/15/20(A)	1,350	1,357
HD Supply
7.500%, 07/15/20	325	338
5.250%, 12/15/21(A)	575	587

Total Distribution/Wholesale		3,699

Drugs [0.5%]
Endo
6.000%, 07/15/23(A)	725	721
Endo Finance
6.000%, 02/01/25(A)	1,375	1,355
Grifols Worldwide Operations
5.250%, 04/01/22	1,250	1,256
Quintiles Transnational
4.875%, 05/15/23(A)	375	377
Valeant Pharmaceuticals International
5.625%, 12/01/21(A)	425	391
5.500%, 03/01/23(A)	100	88
VPII Escrow
7.500%, 07/15/21(A)	1,100	1,097

Description	Face Amount (000)	Value (000)

VRX Escrow
6.125%, 04/15/25(A)	$1,550	$1,383
5.875%, 05/15/23(A)	1,025	915
5.375%, 03/15/20(A)	100	94

Total Drugs		7,677

E-Commerce/Services [0.1%]
Match Group
6.750%, 12/15/22(A)	1,250	1,238

Educational Software [0.0%]
Blackboard
7.750%, 11/15/19(A)	650	562

Electric Utilities [0.5%]
Calpine
5.875%, 01/15/24(A)	550	564
5.750%, 01/15/25	1,150	1,015
Eskom Holdings SOC
5.750%, 01/26/21	2,500	2,175
NRG Energy
6.625%, 03/15/23	400	347
6.250%, 05/01/24	1,325	1,113
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20	4,100	3,878

Total Electric Utilities		9,092

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	1,600	1,536

Energy [0.2%]
CGG
6.875%, 01/15/22	375	154
ContourGlobal Power Holdings
7.125%, 06/01/19	3,150	2,992
Viridian Group
7.500%, 03/01/20	500	558

Total Energy		3,704

Energy & Power [0.3%]
Greenko Dutch BV
8.000%, 08/01/19	3,000	3,148
TerraForm Power Operating
6.125%, 06/15/25(A)	450	362
5.875%, 02/01/23(A)	525	435

Total Energy & Power		3,945

Enterprise Software/Serv [0.3%]
BMC Software Finance
8.125%, 07/15/21(A)	875	582
Boxer Parent
9.000%, 10/15/19(A) (C)	1,200	744
Ensemble S Merger Sub
9.000%, 09/30/23(A)	1,125	1,087
Infor Software Parent
7.125%, 05/01/21(A)	1,775	1,283
Infor US
6.500%, 05/15/22(A)	2,475	2,091

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Information US
5.750%, 08/15/20(A)	$225	$227

Total Enterprise Software/Serv		6,014

Entertainment & Gaming [1.0%]
Affinity Gaming
9.000%, 05/15/18	375	377
Ameristar Casinos
7.500%, 04/15/21	600	625
Boyd Gaming
6.875%, 05/15/23	1,000	1,027
Chester Downs & Marina
9.250%, 02/01/20(A)	700	499
Cinemark USA
7.375%, 06/15/21	200	210
5.125%, 12/15/22	300	298
Global Liman Isletmeleri
8.125%, 11/14/21	1,000	895
GLP Capital
5.375%, 11/01/23	500	487
MGM Resorts International
7.750%, 03/15/22	1,400	1,487
6.750%, 10/01/20	250	257
6.000%, 03/15/23	525	521
5.250%, 03/31/20	350	347
Mohegan Tribal Gaming Authority
9.750%, 09/01/21	775	773
Penn National Gaming
5.875%, 11/01/21	1,525	1,479
Pinnacle Entertainment
7.750%, 04/01/22	525	571
6.375%, 08/01/21	400	421
Regal Entertainment Group
5.750%, 03/15/22	500	500
5.750%, 02/01/25	375	362
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	1,700	1,696
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	470	486
Station Casinos
7.500%, 03/01/21	1,250	1,275
Studio City Finance
8.500%, 12/01/20	2,000	1,930

Total Entertainment & Gaming		16,523

E-Services/Consulting [0.1%]
TES Finance
6.750%, 07/15/20	1,000	1,395

Export/Import Bank [0.3%]
Ukreximbank Via Biz Finance
9.625%, 04/27/22	5,775	5,163

Financial Services [1.2%]
AerCap Ireland Capital
4.625%, 07/01/22	250	253
4.500%, 05/15/21	800	813

Description	Face Amount (000)	Value (000)

Ally Financial
5.750%, 11/20/25	$125	$127
5.125%, 09/30/24	450	461
4.750%, 09/10/18	1,150	1,177
4.625%, 05/19/22	100	100
4.625%, 03/30/25	1,300	1,284
4.125%, 03/30/20	425	423
4.125%, 02/13/22	400	396
2.750%, 01/30/17	1,150	1,147
Arrow Global Finance
5.137%, 11/01/21(D)	1,000	1,100
Astana Finance JSC
0.000%, 12/22/24(H) (J)	147	3
Cabot Financial Luxembourg II
5.875%, 11/15/21(D)	1,000	1,077
Credito Real
7.500%, 03/13/19	2,500	2,475
Helios Towers Finance Netherlands BV
8.375%, 07/15/19	1,920	1,502
International Lease Finance
5.875%, 08/15/22	1,025	1,092
4.625%, 04/15/21	1,500	1,538
Lock
5.500%, 08/15/20(D)	2,000	2,184
Quicken Loans
5.750%, 05/01/25(A)	1,650	1,572
Russian Standard
13.000%, 10/27/22	2,616	785

Total Financial Services		19,509

Firearms and Ammunition [0.0%]
FGI Operating Company
7.875%, 05/01/20	925	666

Food, Beverage & Tobacco [2.0%]
ARAMARK
5.750%, 03/15/20	1,475	1,526
Boparan Finance
5.500%, 07/15/21	1,000	1,301
Boparan Finance, MTN
4.375%, 07/15/21	1,000	956
CEDC Finance International
10.000%, 04/30/18(E)	1,668	1,434
CFG Investment SAC
9.750%, 07/30/19	1,220	573
Constellation Brands
4.750%, 12/01/25	350	357
Dean Foods
6.500%, 03/15/23(A)	850	884
Galapagos
4.622%, 06/15/21(D)	3,000	3,097
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,525	1,411
JBS Investments GmbH
7.750%, 10/28/20	4,000	3,840
Marfrig Holding Europe BV
8.375%, 05/09/18	2,305	2,213
6.875%, 06/24/19	2,550	2,289

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Marfrig Overseas
9.500%, 05/04/20	$4,604	$4,512
MHP
8.250%, 04/02/20	3,330	2,880
Minerva Luxembourg
8.750%, 12/29/49(D)	3,000	2,745
Pinnacle Foods Finance
4.875%, 05/01/21	1,675	1,608
Smithfield Foods
6.625%, 08/15/22	850	882
Sun Merger Sub
5.875%, 08/01/21(A)	600	618

Total Food, Beverage & Tobacco		33,126

Food-Canned [0.0%]
TreeHouse Foods
4.875%, 03/15/22	400	381

Food-Catering [0.0%]
Aramark Services
5.125%, 01/15/24(A)	300	306

Food-Flour and Grain [0.1%]
Post Holdings
8.000%, 07/15/25(A)	1,250	1,325
7.750%, 03/15/24(A)	375	393

Total Food-Flour and Grain		1,718

Food-Wholesale/Distrib [0.2%]
US Foods
8.500%, 06/30/19	2,475	2,549

Foreign Governments [0.3%]
Argentine Republic Government International Bond
7.820%, 12/31/33(B)	3,784	4,374

Gaming [0.0%]
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	717	742

Gold Mining [0.1%]
Polyus International
5.625%, 04/29/20	1,620	1,551

Health Care [0.1%]
Envision Healthcare
5.125%, 07/01/22(A)	1,400	1,372

Home Decoration Products [0.1%]
RSI Home Products
6.500%, 03/15/23(A)	1,225	1,262

Hotels and Motels [0.2%]
Grupo Posadas
7.875%, 06/30/22	1,050	1,004
Hilton Worldwide Finance
5.625%, 10/15/21	700	725

Total Hotels and Motels		1,729

Description	Face Amount (000)	Value (000)

Human Resources [0.0%]
Team Health
7.250%, 12/15/23(A)	$825	$854

Industrial [0.0%]
Unifrax I
7.500%, 02/15/19(A)	950	841

Insurance [0.1%]
Hockey Merger Sub 2
7.875%, 10/01/21(A)	1,525	1,372
Hub Holdings
8.125%, 07/15/19(A) (C)	1,050	982

Total Insurance		2,354

Internet Connectiv Svcs [0.1%]
Adria Bidco BV
7.875%, 11/15/20	1,000	1,141

Internet Security [0.2%]
Blue Coat Holdings
8.375%, 06/01/23(A)	1,250	1,256
VeriSign
5.250%, 04/01/25	525	527
4.625%, 05/01/23	825	799

Total Internet Security		2,582

Investment Banker/Broker Dealer [0.0%]
First Investment Finance BV
11.625%, 03/29/16(E)	200	213
Neuberger Berman Group
5.875%, 03/15/22(A)	300	312

Total Investment Banker/Broker Dealer		525

Investment Companies [0.1%]
Sagicor Finance 2015
8.875%, 08/11/22	805	877

Mach Tools and Rel Products [0.0%]
Milacron
7.750%, 02/15/21(A)	700	653

Machinery-General Indust [0.1%]
Gardner Denver
6.875%, 08/15/21(A)	1,075	822
Zebra Technologies
7.250%, 10/15/22	1,500	1,567

Total Machinery-General Indust		2,389

Manufacturing [0.1%]
Cleaver-Brooks
8.750%, 12/15/19(A)	825	796

Medical Labs and Testing Srv [0.2%]
Ephios Bondco
5.059%, 07/01/22(D)	3,000	3,277

Medical Products & Services [1.3%]
AMAG Pharmaceuticals
7.875%, 09/01/23(A)	250	220
Care UK Health & Social Care
5.579%, 07/15/19(D)	679	908

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

CHS
6.875%, 02/01/22	$2,175	$2,064
5.125%, 08/01/21	450	448
HCA
7.500%, 02/15/22	1,625	1,800
6.500%, 02/15/20	450	490
5.875%, 05/01/23	825	845
5.875%, 02/15/26	250	251
5.375%, 02/01/25	1,650	1,629
5.250%, 04/15/25	725	730
5.000%, 03/15/24	1,875	1,870
HCA Holdings
6.250%, 02/15/21	550	582
Hill-Rom Holdings
5.750%, 09/01/23(A)	375	382
IASIS Healthcare
8.375%, 05/15/19	1,200	1,104
LifePoint Health
5.875%, 12/01/23	325	330
LifePoint Hospitals
5.500%, 12/01/21	1,025	1,043
Mallinckrodt International Finance
5.625%, 10/15/23(A)	350	332
5.500%, 04/15/25(A)	300	276
4.875%, 04/15/20(A)	325	313
4.750%, 04/15/23	975	863
Teleflex
5.250%, 06/15/24	450	448
Tenet Healthcare
8.125%, 04/01/22	1,425	1,421
6.750%, 06/15/23	650	603
4.500%, 04/01/21	850	829
4.375%, 10/01/21	925	893

Total Medical Products & Services		20,674

Medical-HMO [0.1%]
MPH Acquisition Holdings
6.625%, 04/01/22(A)	2,175	2,180

Medical-Outptnt/Home Med [0.1%]
Amsurg
5.625%, 11/30/20	300	305
5.625%, 07/15/22	1,075	1,064

Total Medical-Outptnt/Home Med		1,369

Metal-Copper [0.1%]
First Quantum Minerals
7.250%, 10/15/19	3,800	2,461

Metal-Iron [0.1%]
Metalloinvest Finance
5.625%, 04/17/20	1,213	1,166
Vale Overseas
5.625%, 09/15/19	313	283

Total Metal-Iron		1,449

Metals & Mining [0.2%]
TiZir
9.000%, 09/28/17	4,100	3,449

Description	Face Amount (000)	Value (000)

Vedanta Resources
8.250%, 06/07/21	$665	$386
7.125%, 05/31/23	825	449

Total Metals & Mining		4,284

Mining Other [0.1%]
Uranium One Investments
6.250%, 12/13/18	2,150	2,013

Miscellaneous Business Services [0.1%]
Garda World Security
7.250%, 11/15/21(A)	1,425	1,225

Total Miscellaneous Business Services		1,225

Miscellaneous Manufacturing [0.7%]
MAF Global Securities
7.125%, 10/29/49(D)	2,025	2,047
Natsionalnaya Kompaniya Kazakhstan Engineering AO
4.550%, 12/03/16	278	267
Sistema via Sistema International Funding
6.950%, 05/17/19	3,105	3,133
TMK OAO Via TMK Capital
7.750%, 01/27/18	3,330	3,308
6.750%, 04/03/20	1,900	1,789

Total Miscellaneous Manufacturing		10,544

MRI/Medical Diag Imaging [0.1%]
Surgical Care Affiliates
6.000%, 04/01/23(A)	1,125	1,097

Office Automation and Equip [0.1%]
CDW
6.000%, 08/15/22	1,125	1,187
5.500%, 12/01/24	1,125	1,178

Total Office Automation and Equip		2,365

Oil-Field Services [0.5%]
Borets Finance
7.625%, 09/26/18	700	567
EDC Finance
4.875%, 04/17/20	2,500	2,191
Hiland Partners
5.500%, 05/15/22(A)	375	360
Sea Trucks Group
9.000%, 03/26/18(A)	4,480	2,720
Western Refining Logistics
7.500%, 02/15/23	900	859

Total Oil-Field Services		6,697

Paper & Related Products [0.2%]
Argos Merger Sub
7.125%, 03/15/23(A)	1,900	1,884
Clearwater Paper
5.375%, 02/01/25(A)	1,300	1,258

Total Paper & Related Products		3,142

Petrochemicals [0.2%]
Braskem America Finance
7.125%, 07/22/41	1,850	1,378

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Braskem Finance
5.375%, 05/02/22	$1,500	$1,245

Total Petrochemicals		2,623

Petroleum & Fuel Products [6.6%]
Access Midstream Partners
4.875%, 05/15/23	300	243
4.875%, 03/15/24	825	661
Antero Resources
5.625%, 06/01/23(A)	200	156
5.125%, 12/01/22	350	266
Antero Resources Finance
6.000%, 12/01/20	650	543
5.375%, 11/01/21	475	380
Approach Resources
7.000%, 06/15/21	875	311
Blue Racer Midstream
6.125%, 11/15/22(A)	725	500
BreitBurn Energy Partners
7.875%, 04/15/22	350	63
California Resources
6.000%, 11/15/24	1,250	381
5.500%, 09/15/21	175	55
Carrizo Oil & Gas
7.500%, 09/15/20	775	677
6.250%, 04/15/23	350	283
Chaparral Energy
9.875%, 10/01/20 (H) (J)	75	19
7.625%, 11/15/22	400	92
Chesapeake Energy
6.875%, 11/15/20	525	150
5.750%, 03/15/23	650	188
5.375%, 06/15/21	500	135
Crestwood Midstream Partners
6.250%, 04/01/23(A)	875	610
6.125%, 03/01/22	525	365
6.000%, 12/15/20	425	312
CrownRock
7.750%, 02/15/23(A)	225	211
7.125%, 04/15/21(A)	150	141
CVR Refining
6.500%, 11/01/22	725	703
DNO
8.750%, 06/18/20(A)	1,000	660
Energy Transfer Equity
5.875%, 01/15/24	2,625	2,139
5.500%, 06/01/27	175	133
Energy XXI Gulf Coast
7.500%, 12/15/21	650	71
6.875%, 03/15/24	100	11
EP Energy
9.375%, 05/01/20	675	430
7.750%, 09/01/22	150	76
6.375%, 06/15/23	350	175
EP PetroEcuador via Noble Sovereign Funding I
6.224%, 09/24/19(D)	5,858	4,804
FTS International
6.250%, 05/01/22	525	147

Description	Face Amount (000)	Value (000)

Gazprom OAO Via Gaz Capital
6.510%, 03/07/22	$2,644	$2,660
Genel Energy Finance
7.500%, 05/14/19(A)	1,600	1,117
Georgian Oil and Gas
6.875%, 05/16/17	4,900	4,936
Gulf Keystone Petroleum
13.000%, 04/18/17	4,200	2,226
Gulfport Energy
7.750%, 11/01/20	750	671
6.625%, 05/01/23	300	250
Halcon Resources
8.625%, 02/01/20(A)	600	414
Holly Energy Partners
6.500%, 03/01/20	900	891
InterOil Exploration and Production
6.000%, 01/22/20(H) (J)	2,415	725
Kinder Morgan
5.625%, 11/15/23(A)	1,025	937
Laredo Petroleum
7.375%, 05/01/22	425	391
6.250%, 03/15/23	200	174
5.625%, 01/15/22	300	261
Legacy Reserves
6.625%, 12/01/21	950	199
Linn Energy
7.750%, 02/01/21	250	36
6.500%, 05/15/19	275	48
6.500%, 09/15/21	275	37
6.250%, 11/01/19	425	70
Lone Pine Resources Canada
0.000%, 02/15/17(H) (J)	75	—
MIE Holdings
7.500%, 04/25/19	3,780	1,588
MIE Holdings, MTN
6.875%, 02/06/18	760	361
MPLX
4.875%, 12/01/24(A)	700	628
4.875%, 06/01/25(A)	875	783
Northern Oil and Gas
8.000%, 06/01/20	1,275	848
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	3,345	2,609
Oasis Petroleum
6.875%, 03/15/22	150	96
6.875%, 01/15/23	225	140
6.500%, 11/01/21	850	563
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21	2,861	1,030
Pacific Rubiales Energy
7.250%, 12/12/21	6,285	1,257
5.625%, 01/19/25	13,356	2,671
5.375%, 01/26/19	1,535	292
5.125%, 03/28/23	2,750	522
PDC Energy
7.750%, 10/15/22	200	192

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Petrobras Global Finance BV
7.875%, 03/15/19	$730	$646
6.875%, 01/20/40	5,425	3,526
6.850%, 06/05/15	858	556
6.250%, 03/17/24	4,002	2,871
5.375%, 01/27/21	5,310	3,966
3.406%, 03/17/20(D)	1,000	710
2.461%, 01/15/19(D)	5,500	4,180
Petrobras International Finance
5.750%, 01/20/20	2,160	1,701
Petroleos de Venezuela
9.750%, 05/17/35	7,965	3,305
8.500%, 11/02/17	7,687	4,094
5.125%, 10/28/16	4,930	3,377
Puma International Financing
6.750%, 02/01/21	3,220	3,167
QGOG Atlantic
5.250%, 07/30/18	2,166	1,495
QGOG Constellation
6.250%, 11/09/19	4,950	2,190
Range Resources
5.000%, 03/15/23	475	354
4.875%, 05/15/25(A)	772	587
Regency Energy Partners
5.875%, 03/01/22	400	377
5.500%, 04/15/23	200	180
5.000%, 10/01/22	150	133
4.500%, 11/01/23	350	303
Rice Energy
7.250%, 05/01/23(A)	200	146
6.250%, 05/01/22	825	594
Rose Rock Midstream
5.625%, 07/15/22	1,300	923
5.625%, 11/15/23(A)	425	302
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/22	2,903	2,559
RSP Permian
6.625%, 10/01/22	525	483
6.625%, 10/01/22(A)	100	92
Sabine Pass Liquefaction
6.250%, 03/15/22	1,050	971
5.625%, 02/01/21	1,225	1,127
5.625%, 04/15/23	175	154
5.625%, 03/01/25(A)	625	529
SandRidge Energy
8.125%, 10/15/22	975	107
7.500%, 03/15/21	75	8
Sasol Financing International
4.500%, 11/14/22	1,000	915
Seven Energy
10.250%, 10/11/21	3,600	1,854
SM Energy
6.500%, 11/15/21	100	75
6.500%, 01/01/23	100	74
5.625%, 06/01/25	375	248
5.000%, 01/15/24	350	228
Summit Midstream Holdings
7.500%, 07/01/21	200	170
5.500%, 08/15/22	1,050	777

Description	Face Amount (000)	Value (000)

Targa Resources Partners
5.250%, 05/01/23	$825	$668
4.250%, 11/15/23	250	193
Tesoro Logistics
6.250%, 10/15/22(A)	125	118
6.125%, 10/15/21	225	214
5.875%, 10/01/20	924	882
5.500%, 10/15/19(A)	50	49
5.125%, 04/01/24	600	597
W&T Offshore
8.500%, 06/15/19	725	254
Whiting Petroleum
6.250%, 04/01/23	1,225	882
5.750%, 03/15/21	150	109
Yingde Gases Investment
8.125%, 04/22/18	1,645	1,415
YPF
8.500%, 07/28/25	1,395	1,329
Zhaikmunai LLP
7.125%, 11/13/19	4,428	3,443

Total Petroleum & Fuel Products		105,921

Phys Practice Mgmnt [0.0%]
MEDNAX
5.250%, 12/01/23(A)	200	201

Printing & Publishing [0.4%]
Expo Event Transco
9.000%, 06/15/21(A)	1,175	1,116
Multi-Color
6.125%, 12/01/22(A)	1,225	1,212
Mustang Merger
8.500%, 08/15/21(A)	850	882
Nielsen Finance
5.000%, 04/15/22(A)	1,700	1,679
4.500%, 10/01/20	225	229
Time
5.750%, 04/15/22(A)	350	320

Total Printing & Publishing		5,438

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23	1,125	1,187
5.500%, 09/15/24(A)	50	50
5.125%, 10/15/19	175	181
4.875%, 09/15/21(A)	50	50

Total Publishing-Newspapers		1,468

Radio [0.4%]
Cumulus Media Holdings
7.750%, 05/01/19	500	169
Entercom Radio
10.500%, 12/01/19	600	621
Radio One
9.250%, 02/15/20(A)	900	711
7.375%, 04/15/22(A)	975	868
Sirius XM Holdings
4.625%, 05/15/23(A)	1,425	1,396

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Sirius XM Radio
6.000%, 07/15/24(A)	$975	$1,019
5.375%, 04/15/25(A)	650	654
Townsquare Media
6.500%, 04/01/23(A)	875	801

Total Radio		6,239

Real Estate Investment Trusts [0.0%]
RHP Hotel Properties
5.000%, 04/15/23	150	150

Real Estate Oper/Develop [1.3%]
Central China Real Estate
8.000%, 01/28/20	574	561
China SCE Property Holdings
11.500%, 11/14/17	1,880	1,979
Global Prime Capital Pte
6.750%, 04/27/20	1,000	979
Jababeka International BV
7.500%, 09/24/19	1,500	1,417
Kaisa Group Holdings
10.250%, 01/08/20	1,575	1,071
9.000%, 06/06/19	700	470
8.875%, 03/19/18(B)	2,737	1,858
KWG Property Holding
8.975%, 01/14/19	1,600	1,688
Sunac China Holdings
9.375%, 04/05/18	1,490	1,568
Times Property Holdings
12.625%, 03/21/19	1,570	1,734
Trillion Chance
8.500%, 01/10/19	950	983
Vingroup JSC
11.625%, 05/07/18	4,025	4,303
Yuzhou Properties
8.625%, 01/24/19	2,155	2,219

Total Real Estate Oper/Develop		20,830

Research and Development [0.2%]
Jaguar Holding II
6.375%, 08/01/23(A)	2,525	2,462

Resorts/Theme Parks [0.2%]
Cedar Fair
5.250%, 03/15/21	1,300	1,339
Six Flags Entertainment
5.250%, 01/15/21(A)	1,325	1,341

Total Resorts/Theme Parks		2,680

Retail [1.4%]
BKW
6.000%, 04/01/22(A)	2,275	2,343
Burger King
4.625%, 01/15/22(A)	450	451
Family Tree Escrow
5.750%, 03/01/23(A)	425	440
Ferrellgas
6.750%, 01/15/22	725	611
6.750%, 06/15/23(A)	425	346
6.500%, 05/01/21	675	574

Description	Face Amount (000)	Value (000)

Grupo Famsa
7.250%, 06/01/20	$3,000	$2,580
Hillman Group
6.375%, 07/15/22(A)	1,050	872
Jo-Ann Stores
8.125%, 03/15/19(A)	100	80
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (C) (H) (J)	525	289
L Brands
5.625%, 10/15/23	700	742
Limited Brands
5.625%, 02/15/22	350	372
Michaels Stores
5.875%, 12/15/20(A)	1,500	1,551
Neiman Marcus Group
8.750%, 10/15/21(A) (C)	900	558
8.000%, 10/15/21(A)	50	37
New Look Secured Issuer
4.500%, 07/01/22(D)	2,000	2,145
NPC International
10.500%, 01/15/20	1,025	1,061
Party City Holdings
6.125%, 08/15/23(A)	1,025	994
Petco Animal Supplies
9.250%, 12/01/18(A)	1,150	1,180
Petco Holdings
8.500%, 10/15/17(A) (C)	600	610
Rite Aid
6.125%, 04/01/23(A)	1,050	1,087
Sally Holdings
5.625%, 12/01/25	175	177
Stonegate Pub Financing
5.329%, 04/15/19(D)	1,000	1,471
Stretford 79
4.829%, 07/15/20(D)	1,000	1,297
Vista Outdoor
5.875%, 10/01/23(A)	525	538
Yum! Brands
3.875%, 11/01/23	400	354

Total Retail		22,760

Rubber & Plastic [0.0%]
Goodyear Tire & Rubber
5.125%, 11/15/23	525	538

Rubber/Plastic Products [0.1%]
Gates Global
6.000%, 07/15/22(A)	1,575	1,134

Semicon Compo-Intg Circu [0.0%]
NXP BV
5.750%, 03/15/23(A)	75	77

Semi-Conductors [0.7%]
Advanced Micro Devices
7.500%, 08/15/22	325	221
7.000%, 07/01/24	850	553
Entegris
6.000%, 04/01/22(A)	1,300	1,316

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Micron Technology
5.500%, 02/01/25	$100	$87
5.250%, 08/01/23(A)	575	516
5.250%, 01/15/24(A)	400	352
Qorvo
7.000%, 12/01/25(A)	875	901
Sensata Technologies BV
5.625%, 11/01/24(A)	425	435
5.000%, 10/01/25(A)	650	635
Sensata Technologies UK Financing
6.250%, 02/15/26(A)	225	234
STATS ChipPAC
8.500%, 11/24/20	5,000	4,788
8.500%, 11/24/20(A)	600	576

Total Semi-Conductors		10,614

Special Purpose Banks [0.2%]
Vnesheconombank Via VEB Finance
6.902%, 07/09/20	1,100	1,112
6.025%, 07/05/22	1,790	1,695

Total Special Purpose Banks		2,807

Steel & Steel Works [0.5%]
ArcelorMittal
6.125%, 06/01/25	1,000	728
Ferrexpo Finance
10.375%, 04/07/19	1,723	922
Gerdau Trade
4.750%, 04/15/23	250	175
Metinvest BV
10.250%, 01/31/16	3,709	2,040
Metinvest BV, MTN
10.500%, 11/28/17	3,009	1,339
8.750%, 02/14/18	3,909	1,663
Steel Dynamics
6.375%, 08/15/22	300	288
5.500%, 10/01/24	500	456
5.250%, 04/15/23	125	114
5.125%, 10/01/21	225	208

Total Steel & Steel Works		7,933

Sugar [0.1%]
Cosan Overseas
8.250%, 11/29/49	2,000	1,595

Technology [0.1%]
Truven Health Analytics
10.625%, 06/01/20	1,125	1,131

Telecommunication Equip [0.2%]
CommScope
5.500%, 06/15/24(A)	525	499
CommScope Holding
6.625%, 06/01/20(A) (C)	750	759
CommScope Technologies Finance
6.000%, 06/15/25(A)	500	481

Total Telecommunication Equip		1,739

Description	Face Amount (000)	Value (000)

Telephones & Telecommunications [5.4%]
Altice
7.750%, 05/15/22(A)	$1,400	$1,264
7.625%, 02/15/25(A)	725	625
Altice Financing
6.625%, 02/15/23(A)	150	148
Altice US Finance I
5.375%, 07/15/23(A)	575	576
Altice US Finance II
7.750%, 07/15/25(A)	1,000	915
Axtel
0.000%, 01/31/20(E)	2,222	2,305
Banglalink Digital Communications
8.625%, 05/06/19	4,430	4,574
Bite Finance International BV, MTN
7.419%, 02/15/18(D)	1,810	1,954
Colombia Telecomunicaciones ESP
8.500%, 12/29/49(D)	2,500	2,144
Comcel Trust
6.875%, 02/06/24	3,005	2,314
Digicel
7.000%, 02/15/20(A)	325	296
6.000%, 04/15/21	4,925	4,149
6.000%, 04/15/21(A)	175	147
Digicel Group
8.250%, 09/30/20	13,465	11,164
8.250%, 09/30/20(A)	1,375	1,134
7.125%, 04/01/22	3,540	2,655
Intelsat Jackson Holdings
6.625%, 12/15/22	1,600	1,020
5.500%, 08/01/23	1,575	1,236
Intelsat Luxembourg
8.125%, 06/01/23	600	272
7.750%, 06/01/21	825	386
Level 3 Communications
5.750%, 12/01/22	750	767
Level 3 Financing
7.000%, 06/01/20	500	522
5.375%, 01/15/24(A)	100	100
5.375%, 05/01/25(A)	1,200	1,194
Matterhorn Telecom
3.750%, 05/01/22(D)	1,500	1,525
Mauritius Investments
4.755%, 11/11/24	1,800	1,566
MetroPCS Wireless
6.625%, 11/15/20	600	624
Millicom International Cellular
6.625%, 10/15/21	5,360	4,951
6.000%, 03/15/25	2,065	1,755
4.750%, 05/22/20	890	797
Neptune Finco
10.875%, 10/15/25(A)	1,575	1,650
10.125%, 01/15/23(A)	825	860
6.625%, 10/15/25(A)	625	650
Oi
5.750%, 02/10/22	1,560	710

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Oi Brasil Holdings Cooperatief UA
5.625%, 06/22/21	$400	$194
Portugal Telecom International Finance BV, MTN
5.875%, 04/17/18	800	432
5.000%, 11/04/19	100	60
4.500%, 06/16/25	500	247
Sable International Finance
6.875%, 08/01/22	2,290	2,221
Sixsigma Networks Mexico
8.250%, 11/07/21	2,500	2,388
Sprint
7.875%, 09/15/23	1,725	1,295
7.125%, 06/15/24	350	252
Sprint Capital
6.875%, 11/15/28	1,925	1,343
Sprint Nextel
7.000%, 03/01/20(A)	600	602
6.000%, 11/15/22	1,400	987
Syniverse Holdings
9.125%, 01/15/19	1,150	520
Telemar Norte Leste
9.500%, 04/23/19	150	100
5.125%, 12/15/17	200	120
T-Mobile USA
6.836%, 04/28/23	925	957
6.731%, 04/28/22	125	130
6.633%, 04/28/21	125	130
6.625%, 04/01/23	1,450	1,479
6.500%, 01/15/24	875	893
6.500%, 01/15/26	700	707
6.125%, 01/15/22	275	283
Verisure Holding
6.000%, 11/01/22	500	565
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/18	700	756
7.748%, 02/02/21	2,334	2,386
VimpelCom Holdings BV
7.504%, 03/01/22	3,873	3,873
5.200%, 02/13/19	670	657
Virgin Media Finance
6.375%, 04/15/23(A)	675	685
Virgin Media Secured Finance
5.250%, 01/15/26(A)	2,250	2,188
Vivacom, MTN
6.625%, 11/15/18	2,573	2,810

Total Telephones & Telecommunications		86,209

Textile-Home Furnishings [0.0%]
Springs Industries
6.250%, 06/01/21	850	842

Textile-Products [0.1%]
Golden Legacy PTE
9.000%, 04/24/19	870	842

Transportation Services [1.7%]
Air Medical Merger Sub
6.375%, 05/15/23(A)	1,175	1,046

Description	Face Amount (000)	Value (000)

Brunswick Rail Finance
6.500%, 11/01/17	$1,485	$653
DTEK Finance
10.375%, 03/28/18	1,756	703
7.875%, 04/04/18	7,241	2,731
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	2,500	3,732
Far East Capital
8.750%, 05/02/20	1,490	893
8.000%, 05/02/18	1,680	1,025
Favor Sea
11.750%, 02/04/19	1,810	1,516
Grupo KUO De
6.250%, 12/04/22	2,322	2,154
Kazakhstan Temir Zholy Finance BV
6.375%, 10/06/20	2,425	2,384
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	256
Noble Group
6.000%, 06/24/49(D)	2,760	1,269
Sabre GLBL
5.375%, 04/15/23(A)	900	895
5.250%, 11/15/23(A)	125	124
SCF Capital
5.375%, 10/27/17	500	495
Topaz Marine
8.625%, 11/01/18	600	546
Travelex Financing
6.580%, 08/01/18(D)	1,000	1,467
Ukraine Railways via Shortline
9.500%, 05/21/18	6,200	5,300

Total Transportation Services		27,189

Utility [0.1%]
Suburban Propane Partners
7.375%, 08/01/21	275	264
5.750%, 03/01/25	350	283
5.500%, 06/01/24	1,125	906

Total Utility		1,453

X-Ray Equipment [0.0%]
Hologic
5.250%, 07/15/22(A)	475	484

Total Corporate Bonds
(Cost $897,759)		783,602

Loan Participations [29.1%]
Aerospace [0.8%]
Air Canada, Term Loan
4.000%, 09/26/19	1,408	1,402
AM General Corporation, Term Loan B - 2013
10.250%, 03/22/18(H) (J)	347	281
American Airlines Inc, 2015 Term Loans
3.500%, 06/27/20	1,240	1,220
BE Aerospace Inc, Term Loan B
4.000%, 11/19/21	493	492

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Computer Sciences Government Services Inc., Term Loan B
0.000%, 10/06/22	$885	$881
Dae Aviation Holdings, Term Loan B
5.250%, 07/07/22	150	149
Delos, Term Loan B
3.500%, 03/06/21	370	368
LM U.S. (Landmark Aviation), Second Lien
8.250%, 10/26/20	1,661	1,651
Tasc Inc, Second Lien
12.000%, 05/23/21	360	366
Tasc Inc, Term Loan
6.500%, 05/23/20	657	645
TransDigm Inc., Term Loan C
3.750%, 02/28/20	1,473	1,434
TransDigm Inc., Term Loan D
3.750%, 06/04/21	1,690	1,644
TransDigm Inc., Term Loan E
3.500%, 05/13/22	1,441	1,393
US Airways Group Inc, Term Loan B-1
3.500%, 05/23/19	1,132	1,118
WP CPP Holdings, Second Lien
8.750%, 04/30/21	22	20
WP CPP Holdings, Term B-3 Loan
4.500%, 12/28/19	169	156

Total Aerospace		13,220

Automotive [0.4%]
Car Trawler, Term Loan
4.250%, 04/30/21(F)	3,000	3,260
Oasis Holdings
4.683%, 11/19/20(H) (J)	4,580	2,267

Total Automotive		5,527

Broadcasting [0.8%]
Block Communication, Incremental Term Loan B
4.000%, 11/07/21	178	176
Cumulus Media, Term Loan B
4.250%, 12/23/20	508	383
Gray Television, Inc., Term Loan B
3.750%, 06/13/21(F)	1,589	1,566
IHeart Communications, Term Loan D Extended
7.174%, 01/30/19	3,248	2,267
IHeart Communications, Term Loan E
7.670%, 07/30/19	2,313	1,612
Media General Inc, Term Loan B
4.000%, 07/31/20	568	560
Sinclair Broadcasting Group, Term Loan B - 2011
3.000%, 10/28/16	51	50

Description	Face Amount (000)	Value (000)

Tribune Media Company, Term Loan B
3.750%, 12/27/20	$1,940	$1,908
Univision Comm (fka Umbrella), Replacement First-Lien Term Loans
4.000%, 03/01/20	2,236	2,185
Univision Comm (fka Umbrella), TL C-3 (2013 Inc. Term Loans)
4.000%, 03/01/20(D)	1,319	1,288

Total Broadcasting		11,995

Cable/Wireless Video [2.3%]
Altice Financing
4.500%, 07/15/22	2,000	2,138
Cablevision Systems Corp, Term Loan B - 2013
2.732%, 04/17/20(D)	946	941
Charter Comm Operating, LLC, Term Loan A1
2.160%, 04/22/18	427	426
Charter Comm Operating, LLC, Term Loan E
3.000%, 04/10/20	1,896	1,858
Charter Comm Operating, LLC, Term Loan H
3.250%, 07/23/21	510	505
Charter Comm Operating, LLC, Term Loan I
3.500%, 01/23/23	1,690	1,686
CSC Holdings Inc., Term Loan B
5.000%, 09/23/22	1,120	1,117
Eircom
4.500%, 05/31/22	3,002	3,189
Intelsat Jackson Holdings, Term Loan B2
3.750%, 06/30/19(D)	1,623	1,532
Liberty Cablevision of Puerto Rico, First Lien Term Loan
4.500%, 12/24/21	2,190	2,116
Liberty Cablevision of Puerto Rico, Second Lien - 2014
7.750%, 06/26/23	215	202
M7 Group
4.250%, 06/17/21	995	1,073
MCC Iowa (Broadband), Term Loan H
3.250%, 01/22/21	1,273	1,249
MCC Iowa (Broadband), Term Loan J
3.750%, 06/18/21	79	78
Quebecor Media, Term Loan B
3.250%, 08/17/20	1,570	1,517
Serbia Broadband (Telemach), Term Loan
8.278%, 06/19/19	3,135	3,488

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Tele Columbus
0.000%, 11/06/22	$1,000	$1,067
6.000%, 01/21/21	1,000	1,065
UPC Financing, Term Loan AH
3.250%, 06/10/21	860	843
Virgin Media Invst Hlds Ltd, Term Loan F
3.500%, 06/07/23	2,420	2,367
WideOpenWest Finance LLC, Term Loan B - 2019 new
4.500%, 04/01/19	1,721	1,656
WideOpenWest Finance LLC, Term Loan B1 - 2017
3.750%, 07/17/17	419	406
Ziggo B.V., Term Loan B1
3.500%, 01/15/22	2,589	2,510
Ziggo B.V., Term Loan B2
3.500%, 01/15/22	1,668	1,618
Ziggo B.V., Term Loan B3
3.500%, 01/15/22	2,743	2,661

Total Cable/Wireless Video		37,308

Chemicals [1.4%]
Axalta Coating Systems US Holdings, Term Loan B - 2014
3.750%, 02/01/20	302	299
Chemours Co LLC, Term Loan B
3.750%, 05/12/22	602	550
Constantia Flexibles Cov-Lite, 1st Lien
4.750%, 04/30/22	162	161
4.750%, 04/30/22	831	828
Flint Group SA, Term Loan B-2
4.750%, 09/03/21	2,542	2,488
Flint Group SA, Term Loan C
4.750%, 09/03/21	420	411
Gemini HDPE LLC, Term Loan B
4.750%, 07/24/21	574	566
Huntsman International LLC, Term Loan C
2.460%, 06/30/16	332	327
Ineos Finance PLC, Term Loan
4.000%, 12/15/20	992	1,043
Ineos Group Holdings PLC, Dollar Term Loans - 2018
3.750%, 04/27/18	1,207	1,173
Ineos Group Holdings PLC, Dollar Term Loans - 2020
3.750%, 12/15/20	3,222	3,085
Ineos Group Holdings PLC, Term Loan - 2022
4.250%, 03/11/22	268	258
Ineos Group Holdings PLC, Tranche 1 Extended Dollar Term Loans
0.000%, 12/31/16	997	988

Description	Face Amount (000)	Value (000)

Klockner Pentaplast
5.000%, 04/28/20	$934	$1,016
5.000%, 04/22/20	1,056	1,148
MacDermid Holdings, LLC, Tranche B Term Loan
5.500%, 06/05/20	342	330
MacDermid Inc. (Platform), Tranche B-3 Loan
5.500%, 06/05/20	638	618
Minerals Technologies Inc., Term Loan B-1
3.750%, 05/09/21	1,151	1,145
Minerals Technologies Inc., Term Loan B-2
4.750%, 05/09/21	195	193
Perstorp Holding AB, Facility A (Mezzanine)
6.500%, 12/27/17	2,152	2,281
Platform Specialty
0.000%, 06/05/20	998	1,060
Polyone Corp, Term Loan B
3.750%, 11/11/22	220	220
Styrolution, Term Loan B-1
6.500%, 11/07/19	1,109	1,100
Univar, Term Loan B
4.250%, 07/01/22	489	472

Total Chemicals		21,760

Consumer Non-Durables [0.6%]
Coty Inc, Term Loan B (Galleria)
0.000%, 10/21/22 (F)	525	520
Coty Inc, Term Loan B
3.750%, 10/21/22	205	203
Eastman Kodak Company, Exit Term Loan
7.250%, 09/03/19	277	237
Jarden Corporation, Tranche B-1 Term Loan
2.903%, 09/30/20	254	253
Party City Holdings Inc., Term Loan B - new
4.250%, 08/19/22	469	454
PHS, Lien 1
5.529%, 04/17/20	2,000	2,930
Spectrum Brands Inc, Term Loan
3.750%, 06/23/22	456	454
Varsity Brands (Hercules Achievement), Term Loan B
5.000%, 12/10/21	1,608	1,591
Watson Bidco B.V.
0.000%, 10/21/22	3,000	3,228

Total Consumer Non-Durables		9,870

Diversified Media [1.3%]
Affinion Group Inc., Term Loan B
6.750%, 10/08/16	314	287
ALM Media, LLC, Term Loan B
5.500%, 07/29/20	213	206

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Bureau Van Dijk
5.216%, 09/17/21(F)	$1,000	$1,461
Deluxe Entertainment Services Group, Term Loan
6.500%, 02/28/20	573	541
Eden Bidco Limited (Top Right Group), Term Loan B
6.000%, 04/13/22	493	488
Emerald Expositions Holding, Inc., Term Loan B
4.750%, 06/17/20	250	245
Harland Clarke Holdings, Cov-Lite Term Loan B-4
6.000%, 08/04/19	3,643	3,470
Harland Clarke Holdings, Term Loan B3
7.000%, 05/22/18	4,798	4,634
Harland Clarke Holdings, Tranche B-2 TL
5.510%, 06/30/17	980	945
Learfield Communications, 2014 Replacement Term Loan
4.500%, 10/09/20	167	165
Lions Gate Entertainment, Second Lien
5.000%, 03/17/22	740	733
Live Nation, Term Loan B
3.500%, 08/17/20	518	516
McGraw-Hill, Term Loan
4.750%, 03/22/19	194	189
MediArena Acquisition (Endemol), First Lien Term Loan
6.750%, 08/11/21	505	446
Merrill Communications LLC, Term Loan - 2022
6.250%, 05/27/22	477	405
Quincy Newspapers, Term Loan B
0.000%, 10/19/22	388	382
Regal Cinemas, Term Loan
3.750%, 04/01/22	468	466
Rovi Solutions Corporation, Term Loan B
3.750%, 07/02/21	409	386
TWCC Hld Corp-Weather Channel, Second Lien
7.000%, 12/11/20	695	692
TWCC Hld Corp-Weather Channel, Term Loan B - extended
5.750%, 02/11/20	965	964
Warner Music Group Corp., Term Loan - 2013
3.750%, 07/01/20	543	513
WME IMG Holdings LLC, Second Lien
8.250%, 05/06/22	360	313

Description	Face Amount (000)	Value (000)

WME IMG Holdings LLC, Term Loan B
5.250%, 05/06/21	$2,996	$2,939

Total Diversified Media		21,386

Energy [1.0%]
Alon USA Inc, MLP Term Loan
9.250%, 11/26/18	547	544
Azure Midstream Holdings LLC, Term Loan B
7.500%, 11/15/18	186	106
Chief Exploration & Development LLC, Second Lien
7.500%, 05/16/21(H) (J)	380	253
CITGO Petroleum Corp., Term Loan B 2015
9.500%, 05/09/18	2,400	2,378
Drillships Financing Holding Inc.,, Term Loan B1
6.000%, 03/31/21	1,846	732
EMG Utica, Term Loan
4.750%, 03/27/20(F)	604	538
Energy Transfer Equity LP, Term Loan B
3.250%, 12/02/19	4,555	4,067
EP Energy (aka Everest Acquisition), Term Loan B-3
3.500%, 05/24/18	89	69
Frac Tech International, Term Loan B - 2014
5.750%, 04/16/21(H) (J)	641	178
Glenn Pool Oil , Term Loan
4.500%, 05/02/16	151	149
Harvey Gulf Int'l Marine, Term Loan B
6.750%, 06/18/20	813	476
KCA Deutag, Term Loan
6.250%, 05/15/20	261	190
Motor Fuel
6.000%, 08/05/22	2,000	2,875
New World Resources
10.000%, 10/07/16(H) (J)	300	326
Osum Production Corp., Term Loan B
6.500%, 07/31/20(H) (J)	1,133	657
Paradigm, Term C Loan
4.750%, 07/24/19	138	116
Petroleum Geo-Services, Term Loan B
3.250%, 03/19/21	280	194
Philadelphia Energy Solutions, Term Loan
6.250%, 04/04/18	355	334
Seadrill Operating LP, Term Loan B
4.000%, 02/21/21	1,181	488
Sheridan Production Partners , Term Loan II-A
4.250%, 12/16/20(H) (J)	25	14

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Sheridan Production Partners, Term Loan II-M
4.250%, 12/16/20(H) (J)	$9	$5
Sheridan Production Partners, Term Loan II-SIP
4.250%, 12/16/20(H) (J)	182	103
Southcross Holdings Borrower LP, Term Loan B
6.000%, 08/04/21	177	97
Stonewall Gas Gathering LLC, Loan
8.750%, 01/28/22	526	522
Templar Energy LLC, Second Lien - 2014
8.500%, 11/25/20	4,345	456
Vantage Drilling Co (Offshore), Term Loan
5.000%, 10/25/17(H) (J)	507	102
Vantage Drilling Co (Offshore), Term Loan B (2013)
5.750%, 03/28/19(H) (J)	266	54
Western Refining, Term Loan B
4.250%, 11/12/20	354	342

Total Energy		16,365

Financial [1.7%]
American Capital Holdings, Inc., Term Loan B - 2017
3.500%, 08/22/17	142	141
Aruba Investments, First Lien
4.250%, 02/02/22	995	1,060
Compass Investors Inc. (USI), Term Loan
4.250%, 12/27/19	344	333
Dubai World
4.250%, 09/30/22(H) (J)	9,133	7,322
2.000%, 09/30/18	6,867	5,425
Duff & Phelps Corporation, Second Lien
9.500%, 08/13/21	160	156
Financiere Verdi
0.000%, 11/04/22	1,000	1,075
Foncia Groupe, Term Loan D
4.250%, 03/24/21	1,000	1,083
4.250%, 06/01/18	2,000	2,166
Grosvenor Capital Mngt Hlgs LLP, Cov-Lite Term Loan
3.750%, 01/04/21	228	220
Ineos U.S. Finance LLC, 1st Lien
4.250%, 03/11/22	992	1,046
Ion Trading Technologies, Lien 1
4.500%, 06/10/21	1,656	1,791
iStar Financial Inc., Term Loan A-2 - 2012
7.000%, 03/19/17	488	485
Optimal Payments Ltd.
4.000%, 01/22/21	2,000	2,166
RCS Capital Corporation, Term Loan
6.500%, 04/29/19(H) (J)	484	401

Description	Face Amount (000)	Value (000)

Starwood Property Trust, Inc., Term Loan
3.500%, 04/17/20	$354	$349
Victory Capital Management, Term Loan B
7.000%, 10/31/21	267	258
Vistra Group, Ltd.
3.750%, 07/21/22	1,000	1,088

Total Financial		26,565

Food and Drug [0.1%]
Solina Group
0.000%, 12/16/22 (F)	2,000	2,160

Food And Drug [0.3%]
Albertsons, LLC, Term Loan B-2
5.500%, 03/21/19	2,579	2,568
Albertsons, LLC, Term Loan B-3
4.000%, 08/09/19	308	305
Albertsons, LLC, Term Loan B-4
5.500%, 08/25/21	124	123
Rite Aid Corporation, Second Lien - Tranche 1 Term Loans
5.750%, 07/07/20	1,085	1,086
Rite Aid Corporation, Second Lien - Tranche 2 Term Loans
4.875%, 06/21/21	440	438
Supervalu Inc., Term Loan B - 2013
4.500%, 03/21/19(D)	598	589

Total Food And Drug		5,109

Food/Tobacco [0.8%]
Agrokor
9.000%, 06/04/18	3,500	3,758
Burger King (1011778 B.C. / New Red), Term Loan B 2015
3.750%, 12/10/21	3,613	3,577
Deoleo, Term Loan
4.500%, 06/02/21	3,000	2,846
Hostess Brands, LLC, Term Loan
4.500%, 07/29/22	304	302
JBS USA LLC, Term Loan
4.000%, 10/31/22	390	389
JBS USA LLC, Term Loan B-2
3.750%, 09/18/20	288	283
Landry's Inc., Term Loan B
4.000%, 04/19/18	558	554
Post Holdings Inc, Term Loan B
3.750%, 06/02/21	225	224
United Biscuits
4.817%, 12/10/21	1,000	1,467

Total Food/Tobacco		13,400

Forest Prod/Containers [0.6%]
Ardagh Holdings USA Inc., Incremental Term Loan B
4.000%, 12/17/19	983	964

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Berry Plastics Corp., Term Loan D
3.500%, 02/08/20	$2,721	$2,665
Berry Plastics Corp., Term Loan F
4.000%, 09/16/22	385	381
Caraustar Industries, Inc., Term Loan B
7.500%, 05/01/19	138	137
CD&R Millennium LLC (Mauser), Second Lien
8.750%, 07/31/22	150	131
Oak Tea Inc.
4.250%, 07/02/21(F)	1,523	1,647
Owens-Brockway Glass Container Inc., Term Loan B
3.500%, 08/14/22	209	208
Reynolds Group Holdings, Term Loan B - 2013
4.000%, 12/01/18	451	446
SIG Combibloc (Onex Wizard), Term Loan B
4.250%, 03/11/22	213	210
Signode Industrial Group US Inc., Term Loan B
3.750%, 05/01/21	1,178	1,133
Verallia, Lien 1
5.000%, 07/22/22	2,000	2,171

Total Forest Prod/Containers		10,093

Gaming/Leisure [2.3%]
Amaya, First Lien Term Loan
5.000%, 08/01/21	812	760
Belmond Interfin Ltd., Term Loan
4.000%, 03/19/21	393	386
Boyd Gaming Corp, Term Loan B
4.000%, 08/14/20	166	165
Caesars Entertainment Op Co Inc, Prop Co Term Loan
7.000%, 10/11/20	1,391	1,260
Caesars Entertainment Op Co Inc, Term Loan B-4
10.500%, 10/31/16	116	105
Caesars Entertainment Op Co Inc, Term Loan B-6 Extended
9.500%, 01/28/18(B) (D)	4,097	3,622
Caesars Entertainment Op Co Inc, Term Loan B7
9.750%, 03/01/17	751	622
CCM Merger (Motor City), Term Loan B - new
4.500%, 08/06/21	1,615	1,604
Diamond Resorts Corp, Cov-Lite Term Loan
5.500%, 05/09/21	1,678	1,655
Four Seasons Holdings Inc., Second Lien
6.250%, 12/27/20	195	192

Description	Face Amount (000)	Value (000)

Four Seasons Holdings Inc., Term Loan (12/13)
3.500%, 06/27/20	$924	$906
Gala Group Finance Ltd., First Lien
5.500%, 05/25/18	2,410	3,538
Global Cash Access, Term Loan B
6.250%, 11/25/20	397	367
Hilton Worldwide Finance, LLC., Term Loan B-1
3.500%, 10/26/20(D)	8,806	8,781
La Quinta Intermediate Holdings, Term Loan B
4.000%, 04/14/21	548	533
LTF Merger Sub, Inc. (Lifetime Fitness), Term Loan
4.250%, 06/10/22	253	246
MGM Resorts, Term Loan A
2.903%, 12/20/17 (F)	145	144
MGM Resorts, Term Loan B
3.500%, 12/20/19	3,097	3,050
Mohegan Tribal Gaming, Term Loan B
5.500%, 11/19/19	214	209
NCL Corp Ltd, Term Loan B
4.000%, 11/05/21	173	172
Nordic Cinema
4.000%, 06/10/22	2,000	2,163
Park Resorts Group Limited
5.762%, 10/07/22	1,000	1,459
Parques, Term Loan
5.000%, 03/26/19	3,000	3,239
Playa Resorts Holding, Term Loan B
4.000%, 08/09/19	186	180
Scientific Games Inc., Term Loan B
4.250%, 10/18/20	149	136
4.250%, 10/18/20	895	817
4.250%, 10/18/20	900	821

Total Gaming/Leisure		37,132

Healthcare [2.8%]
Aenova
5.000%, 09/29/20	2,000	2,028
Alere Inc., Term Loan A
3.200%, 06/11/20	354	349
Ardent Legacy Holdings, Term Loan B
7.750%, 08/04/21	254	252
Catalent Pharma, Term Loan
4.250%, 05/07/21	985	1,069
CDRH (Healogics), Term Loan B
5.250%, 07/01/21	356	278
Community Health Systems, Inc., Term Loan A - 2019
2.608%, 01/25/19	3,400	3,332

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Community Health Systems, Inc., Term Loan F
3.425%, 01/25/18	$2,481	$2,443
Community Health Systems, Inc., Term Loan G
3.750%, 12/31/19	816	794
Community Health Systems, Inc., Term Loan H
4.000%, 01/27/21	1,303	1,281
Concordia Healthcare Corp, Initial Dollar Term Loans
0.000%, 10/21/21 (F)	500	479
ConvaTec Healthcare, First Lien
4.250%, 12/22/16	2,985	3,231
ConvaTec Healthcare, Term Loan B
4.250%, 12/30/16	537	527
DPX Holdings B.V., Term Loan B
4.250%, 03/11/21	1,763	1,697
Emdeon Inc, Term Loan B-2
3.750%, 11/02/18	358	351
Endo Pharmaceutical, Term Loan B
3.750%, 06/24/22	1,725	1,700
eResearch Technology, Inc., Term Loan
5.500%, 05/06/22	289	283
Genoa-QoL Acquisitions Corp, Second Lien
8.750%, 04/21/23	55	51
Gesundheits
4.750%, 07/25/21(F)	1,000	1,083
Greatbatch, Ltd., Term Loan B
5.250%, 10/14/22	755	747
Grifols, Inc, Term Loan B
3.424%, 02/27/21	1,778	1,759
Halyard Health, Inc., Term Loan B
4.000%, 10/01/21	317	314
Iasis Healthcare Corporation, Term Loan B - 2013
4.500%, 05/03/18	2,329	2,280
IMS Healthcare, Term Loan B - 2021
3.500%, 03/17/21	170	166
Indivior Finance S.Ã r.l., Term Loan B
7.000%, 12/19/19	510	476
inVentiv Health, Inc., Term B-4 Loan
7.750%, 05/15/18	475	472
Kindred Healthcare Inc., Term Loan B
4.250%, 04/09/21	460	443
Kinetic Concepts, Term Loan E-1
4.500%, 05/04/18	257	247

Description	Face Amount (000)	Value (000)

LGC Science Holdings, Term Loan
4.000%, 03/12/21(F)	$3,000	$3,240
Medimpact Holdings Inc, Term Loan B
0.000%, 09/30/22	553	545
MultiPlan Inc, Term Loan
3.750%, 03/31/21(D)	1,719	1,670
P2 Lower Acq. (Progressive), Second Lien
0.000%, 10/22/21	110	108
P2 Lower Acq. (Progressive), Term Loan
5.500%, 10/22/20	1,405	1,387
Regional Care (aka RCHP, Inc.), Second Lien
10.500%, 10/23/19	95	94
Regional Care (aka RCHP, Inc.), Term B-2 Loan
6.000%, 04/23/19	963	945
Royalty Pharma (aka RPI), Term Loan B-4
3.500%, 11/09/20	2,047	2,036
Siemens Audiology, Lien 1
4.250%, 01/17/22	993	1,079
Sunrise Medical, Cov-lite Term Loan
5.000%, 07/05/22	303	324
Sunrise Medical, Lien 1 Term Loan B
5.000%, 07/05/22	2,197	2,340
US Renal Care, First Lien Term Loan
5.250%, 11/17/22 (F)	700	693
Valeant Pharmaceuticals International, Series A-1 Tranche A Term Loan
0.000%, 04/20/16	110	109
Valeant Pharmaceuticals International, Series A-2 Tranche A Term Loan
2.420%, 04/27/16	950	938
Valeant Pharmaceuticals International, Series C-2 TLB
3.750%, 12/11/19 (F)	1,000	963
Valeant Pharmaceuticals International, Series F-1 Tranche B Term Loan
4.000%, 04/01/22	1,000	960

Total Healthcare		45,563

Housing [0.3%]
ABC Supply Company , Term Loan B
3.500%, 04/16/20	650	644
Continental Building Products LLC, First Lien Term Loan
4.000%, 08/28/20	257	251

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

DTZ US Borrower LLC, Incremental Term Loan
4.250%, 11/04/21	$3,008	$2,930
Quikrete Holdings, Inc., First Lien Term Loan
4.000%, 09/28/20	269	266
Realogy Corporation, New Term Loan B
3.750%, 03/05/20	311	309

Total Housing		4,400

Industrials [0.1%]
Delachaux
5.250%, 09/25/21(F)	500	730
Interpipe Ukraine
8.208%, 03/06/16(H) (J)	3,821	1,118

Total Industrials		1,848

Information Technology [2.7%]
Active Network, Inc., First Lien Term Loan
5.500%, 11/13/20	108	104
Aricent Technologies, Term Loan
5.500%, 04/14/21	424	395
Arris Group, Inc., Term Loan B 2015
3.250%, 04/17/20	574	562
Avago Technologies Finance, Term Loan B
3.750%, 05/06/21 (F)	4,359	4,345
Avago Technologies Finance, Term Loan B - 2022
3.500%, 11/11/22	7,950	7,856
Avaya Inc., Term B-6 Loans
6.500%, 03/31/18	908	681
Avaya Inc., Term Loan B-7
6.250%, 05/29/20	2,571	1,777
Blackboard Inc, Term Loan B3
4.750%, 10/04/18	952	911
CDW LLC, Term Loan
3.250%, 04/29/20	1,175	1,144
CompuCom Systems, Inc., Term Loan B
4.250%, 05/07/20(H) (J)	136	85
Dell Inc, Term Loan B-2
4.500%, 04/29/20	2,785	2,763
Dell Inc, Term Loan C
3.750%, 10/29/18	544	540
Fidji Luxembourg (BC3) S.Ã r.l., Term Loan
6.250%, 12/24/20	170	169
Infor (US) , Term Loan B-3
3.750%, 06/03/20	186	174
Infor (US), Term Loan B-5
3.750%, 06/03/20	335	314
Informatica, Term Loan
4.500%, 06/03/22	998	1,079

Description	Face Amount (000)	Value (000)

Internap Network Services, Term Loan
6.000%, 11/26/19	$284	$267
iParadigms Holdings LLC, First Lien Term Loan
5.000%, 07/23/21	252	242
IPC Corp., Term B-1 Loans
5.500%, 08/06/21	278	260
Microsemi Corporation, Term B Loan
0.000%, 12/17/22 (F)	500	490
Mitel Networks Corporation, Term Loan B 2015
5.000%, 04/29/22	657	648
NXP BV/NXP Funding LLC, Term Loan B
3.750%, 12/07/20	1,565	1,556
On Semiconductor Corp, Term Loan
1.980%, 01/02/18(H) (J)	447	431
Presidio, Inc., Term Loan - 2022
5.250%, 02/02/22	591	574
RAET B.V.
4.250%, 07/01/21	1,500	1,619
Riverbed Technology, Inc., Term Loan B
6.000%, 04/24/22	440	438
Scout24 Holdings
4.250%, 12/12/20	1,785	1,931
Sirius Computer Solutions (SCS), Term Loan
0.000%, 10/13/22	371	363
Sophia LP, Term B Loan
4.750%, 09/16/22	349	344
Southern Graphics Inc., Term Loan - 2013
4.250%, 10/17/19	204	199
SS&C Technologies, Term Loan B-1 (2022)
4.000%, 07/08/22	1,963	1,946
SS&C Technologies, Term Loan B-2 (2022)
4.000%, 07/08/22	289	286
Technicolor, Term Loan
5.500%, 07/11/20	3,705	3,641
TTM Technologies, Term Loan
6.000%, 05/07/21	534	482
Vertafore, Inc., Term Loan - 2013
4.250%, 10/03/19	784	775
Zebra Technologies Corp, Term Loan B
4.750%, 09/30/21(F)	3,316	3,316

Total Information Technology		42,707

Manufacturing [0.1%]
Dynacast International LLC, Term Loan B-1
4.500%, 01/28/22	362	352

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Generac Power Systems Inc, Term Loan B
3.500%, 06/22/18	$170	$167
LTI Boyd Corporation, Second Lien
10.250%, 04/17/23	500	470
Mirror Bidco Corp. (Dematic), Cov-Lite Term Loan
4.250%, 12/28/19	291	285
Otter Products, LLC, Term Loan B
5.750%, 06/03/20	340	324
Utex Industries, First Lien Term Loan
5.000%, 05/14/21	—	—

Total Manufacturing		1,598

Metals/Minerals [0.5%]
Atkore International, Inc., Term Loan
4.500%, 04/09/21	355	330
Atlas Iron Limited, Term Loan
8.750%, 12/10/17(H) (J)	113	30
Fortescue Metals Group (FMG), Cov-Lite Term Loan
4.250%, 06/30/19(D)	7,922	5,853
Novelis Inc., Incremental Term Loan
4.000%, 06/02/22	1,483	1,411

Total Metals/Minerals		7,624

Retail [1.9%]
Abercrombie & Fitch Management Co., Term Loan B
4.750%, 07/30/21	990	965
AS Adventure
5.883%, 04/12/22	1,000	1,452
AS Adventure, Term Loan B
5.000%, 04/01/22	2,000	2,157
BJ's Wholesale Club Inc, Second Lien Term Loan
8.500%, 03/26/20	535	475
Capital Automotive LP, Second Lien
6.000%, 04/30/20(F)	1,530	1,525
Capital Automotive LP, Term Loan - 2013
4.000%, 04/10/19	1,905	1,900
CWGS Group, LLC, Term Loan
5.750%, 02/20/20	1,440	1,418
Dollar Tree Inc, Term Loan B-1
3.500%, 07/06/22	2,728	2,716
Dollar Tree Inc, Term Loan B-2
4.250%, 07/06/22	2,365	2,347
HMK Intermediate Hldg (Sleepys), Term Loan
5.000%, 03/30/19	323	320

Description	Face Amount (000)	Value (000)

Hudson's Bay Company, Term Loan B - 2022
4.750%, 08/12/22	$2,666	$2,651
J Crew Group Inc, Term Loan B
4.000%, 03/05/21	977	630
JC Penney, Prop Co Term Loan
6.000%, 05/21/18	3,448	3,381
Kate Spade & Company, Term Loan B
4.000%, 04/09/21	267	257
Men's Wearhouse, Inc., Term Loan B
4.500%, 06/18/21	195	171
Michaels Stores, Term Loan B
3.750%, 01/28/20(D)	351	347
Neiman Marcus (fka Mariposa), New Term Loan
4.250%, 10/25/20	760	670
Petco Animal Supplies Inc, Term Loan B - 2013
4.000%, 11/24/17	368	367
Petsmart (fka Argos Merger), Term Loan B-1
4.250%, 03/10/22	2,125	2,066
Sears Roebuck Acceptance Corp., Term Loan B
5.500%, 06/30/18	2,175	2,034
Staples Inc, Term Loan B
2.750%, 04/23/21 (F)	600	592
Toys R Us Property Company, Initial Term Loan
6.000%, 08/21/19	1,443	1,260
Toys R Us-Delaware, Inc., FILO CAD Term Loan
8.250%, 10/09/19	125	123
Toys R Us-Delaware, Inc., FILO US Term Loan
8.250%, 10/09/19	155	152
Toys R Us-Delaware, Inc., Term Loan B-3
5.250%, 05/25/18	33	24
Toys R Us-Delaware, Inc., Term Loan B4
9.750%, 04/09/20	1,324	950

Total Retail		30,950

Service [2.5%]
4L Technologies Inc., Term Loan B
5.500%, 05/08/20	64	59
Advanced Disposal Services, Term Loan B-2
3.750%, 10/09/19(D)	985	952
AHT Cooling
4.271%, 11/19/20	1,000	1,034
AI Avocado BV
4.000%, 10/08/21	1,000	1,081
Asurion Corporation, Incremental Term Loan B-2
4.250%, 07/08/20	1,248	1,136

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Asurion Corporation, Incremental Tranche B-1
5.000%, 05/24/19	$1,765	$1,650
Asurion Corporation, Second Lien
8.500%, 03/03/21	2,295	1,945
Asurion Corporation, Term Loan B-4
5.000%, 07/29/22	2,677	2,441
Busy Bees Nurseries Ltd., Term Loan
4.750%, 04/29/22	1,000	1,462
Callcredit Information Group, 1st Lien
5.181%, 02/12/21(F)	3,000	4,293
DigitalGlobe Inc, Term Loan B
4.750%, 01/31/20	142	139
Dorna Sports, Term Loan
4.172%, 04/30/21(F)	1,949	2,104
Environmental Resources, Term Loan
8.000%, 05/09/22	2,000	1,880
5.000%, 05/07/21	2,000	1,900
Evertec Group, LLC, Term Loan A
2.700%, 04/17/18	525	501
First Data Corporation, 2018 New Dollar Term Loan
3.712%, 03/23/18	4,965	4,894
First Data Corporation, 2018B Second New Term Loan
3.918%, 09/24/18	805	793
First Data Corporation, 2021 Extended Dollar Term Loan
4.212%, 03/24/21	1,745	1,736
First Data Corporation, New 2022 Dollar Term Loan
3.950%, 06/24/22	1,185	1,167
iQor US Inc., Term Loan B
6.000%, 04/01/21(H) (J)	1,042	822
Nets Holdings, Term Loan
4.250%, 05/04/21	3,000	3,235
Redtop Acquisitions Limited, Second Lien
8.250%, 06/03/21	187	183
Sedgwick, Inc., First Lien Term Loan
3.750%, 03/01/21	1,483	1,420
Sedgwick, Inc., Second Lien
6.750%, 02/28/22	760	684
Spin Holdco (Coinmach), Term Loan B
4.250%, 11/14/19	108	103
STG-Fairway Acq. - First Advantage, Term Loan B - new
6.250%, 06/29/22	1,724	1,678
TransUnion LLC, Term Loan B-2
3.500%, 04/09/21	437	423

Description	Face Amount (000)	Value (000)

Travelport, Term Loan B
5.750%, 09/02/21	$1,049	$1,025

Total Service		40,740

Sovereign [0.6%]
Arab Republic of Egypt
1.884%, 01/04/21(G) (H) (J)	2,790	2,501
Republic of Angola
6.600%, 12/06/20	7,000	6,825

Total Sovereign		9,326

Telecommunications [1.6%]
Altice Financing, Term Loan B
5.500%, 07/02/19	3,743	3,713
Altice Financing, Term Loan B (Cequel)
4.250%, 12/14/22	1,122	1,102
Altice Financing, Term Loan B 2022
5.250%, 01/28/22	229	228
Cable & Wireless Communications PLC (Sable), Term Loan B-1
0.000%, 12/02/22 (F)	308	301
Cable & Wireless Communications PLC (Sable), Term Loan B-2
0.000%, 12/02/22 (F)	252	246
Frontier Communications, Term Loan A
3.050%, 10/14/16	2,931	2,902
Integra Telecom, Term Loan B - new
5.250%, 08/14/20	426	411
Level 3 Communications, Term Loan B-3 -2019
4.000%, 08/01/19	735	733
Level 3 Communications, Term loan B-4 - 2020
4.000%, 01/15/20	3,665	3,650
LTS Buyer LLC (Light Tower), Term Loan
4.000%, 04/13/20	972	944
Numericable U.S. LLC, Term Loan B-1
4.500%, 05/21/20	2,678	2,574
Numericable U.S. LLC, Term Loan B-2
4.500%, 05/21/20	2,317	2,227
Numericable U.S. LLC, Term Loan B-5
4.000%, 07/27/22	360	343
Sky Bet, Cov-Lite First Lien Term Loan
6.500%, 02/25/22	1,000	1,474
Telenet Communications
3.500%, 05/01/23	2,000	2,122
WestCorp, Term Loan B-11
0.000%, 11/20/21	245	245

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Zayo Group LLC, Term Loan B - 2012
4.000%, 07/02/19	$2,028	$1,991

Total Telecommunications		25,206

Textile & Apparel Mfg. [0.1%]
Vivarte, BOND
4.000%, 10/29/19	1,071	1,144

Transportation [0.5%]
Allison Transmission Inc, Term Loan B3 (2013)
3.500%, 08/23/19	1,627	1,614
Chrysler Automotive, 2013 Term Loan B
3.500%, 05/24/17 (F)	496	494
Chrysler Automotive, 2014 Term Loan B
3.250%, 12/31/18	1,474	1,458
Chrysler Group
4.250%, 05/24/17(F)	871	867
Commercial Barge Line Company, Term Loan B 2022
0.000%, 11/06/20	555	511
CS Intermedia Holdco 2 LLC, Term Loan
4.000%, 04/04/21	281	276
FleetPride, Term Loan B
5.250%, 11/15/19(H) (J)	99	80
Gruden Acquisition, Inc. (Quality Distribution), Term Loan
5.750%, 07/29/22	310	296
MPG Holdco (Metaldyne), Term Loan B
3.750%, 10/20/21	353	344
Navios Maritime Midstream Partners LP, Term Loan
5.500%, 06/15/20	144	142
Navios Maritime Partners LP, Term Loan B
5.250%, 06/27/18	582	555
Schaeffler Finance BV, Term Loan E
3.750%, 05/15/20	396	396
Tower Auto Holdings, Term Loan B - 2020
4.000%, 04/23/20	208	198
Visteon Corporation, Term Loan B
3.500%, 04/09/21	312	309
Wabash National Corporation, Term Loan B
4.250%, 03/16/22	323	321

Total Transportation		7,861

Utility [0.7%]
Bronco Midstream Funding, LLC, Term Loan B
5.000%, 08/15/20	1,021	796

Description	Face Amount (000)	Value (000)

Calpine, Construction TL B1 (2020)
3.000%, 05/03/20	$146	$137
Calpine, Construction TL B2 (2022)
3.250%, 01/31/22	1,077	1,018
Calpine, Term Loan B3
4.000%, 09/27/19	1,545	1,502
Calpine, Term Loan B4
4.000%, 10/31/20	826	803
Calpine, Term Loan B5
3.500%, 05/20/22	881	838
Empire Generating Co, LLC, Term Loan B
5.250%, 03/12/21	1,498	1,199
Empire Generating Co, LLC, Term Loan C
5.250%, 03/12/21	110	88
Green Energy Partners / Stonewall LLC, Term Loan B-1
6.500%, 11/12/21	205	189
La Frontera Generation LLC, Term Loan B
4.500%, 09/30/20	1,443	1,354
Longview Power
6.000%, 04/13/20	1,496	1,287
NRG Energy Inc, Term Loan
2.750%, 07/01/18(D) (F)	728	707
Panda Temple Power II, LLC, Term Loan
7.250%, 04/03/19	150	132
Power Buyer, LLC, Second Lien
8.250%, 11/06/20	180	171
Power Buyer, LLC, Term Loan
4.250%, 05/06/20	546	530
TPF Generation Holdings, Term Loan B - 2013
4.750%, 12/31/17	906	797
Viva Alamo LLC, Term Loan B
5.250%, 02/22/21(H) (J)	274	205

Total Utility		11,753

Wireless Communications [0.3%]
Crown Castle Int'l, Extended Increm Tranche B2
3.000%, 01/31/21	1,410	1,402
nTelos, Term Loan B
5.750%, 11/09/19	921	912
Syniverse Technologies, Inc., Old Term Loan B - Initial Term Loans
4.000%, 04/23/19	65	47
Syniverse Technologies, Inc., Tranche B Term Loan
4.000%, 04/23/19	297	214

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/Acquisition Cost	Value (000)

T-Mobile USA Inc, Term Loan B
3.500%, 11/03/22(D)	$1,520	$1,518

Total Wireless Communications		4,093

Total Loan Participations
(Cost $503,257)		466,703

Life Settlement Contracts [10.3%] (H) (I) (J)
American General Life #460L,
Acquired 05/30/2014*	303	457
American General Life #508L,
Acquired 05/30/2014*	2,595	3,003
American General Life #542L,
Acquired 07/30/2015*	83	148
American General Life #634L,
Acquired 05/30/2014*	530	1,040
American General Life #906L,
Acquired 07/30/2015*	479	2,771
American General Life #964L,
Acquired 07/30/2015*	1,459	1,608
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	12,943
AXA Equitable Life #0932,
Acquired 11/04/2013*	1,014	3,384
AXA Equitable Life #1600,
Acquired 05/30/2014*	1,436	1,932
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	4,108
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	387
AXA Equitable Life #4496,
Acquired 11/04/2013*	115	805
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,436
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	3,773
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	4,562
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	2,895
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	618
Guardian Insurance #0346,
Acquired 11/04/2013*	646	3,192
Hartford Life #4700,
Acquired 11/24/2015*	81	326
Hartford Life #7522,
Acquired 11/24/2015*	805	466
ING #3394,
Acquired 05/30/2014*	3,687	4,764
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	3,788
ING Reliastar #1649,
Acquired 12/05/2013*	61	1,490
ING Reliastar #4842,
Acquired 11/20/2013*	921	4,193
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	1,949

Description	Acquisition Cost (000)	Value (000)

John Hancock #0430,
Acquired 05/30/2014*	$2,418	$3,705
John Hancock #0801,
Acquired 05/30/2014*	1,564	2,353
John Hancock #1929,
Acquired 05/30/2014*	3,812	4,923
John Hancock #2223,
Acquired 11/19/2013*	1,279	3,318
John Hancock #5072,
Acquired 05/30/2014*	1,409	1,986
John Hancock #5080,
Acquired 11/19/2013*	313	2,084
John Hancock #5885,
Acquired 05/30/2014*	894	1,035
John Hancock #6686,
Acquired 05/30/2014*	3,035	2,971
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,414
Lincoln Benefit Life #9330,
Acquired 05/30/2014*	5,482	4,604
Lincoln National #0019,
Acquired 09/18/2015*	2,460	4,618
Lincoln National #4654,
Acquired 05/30/2014*	721	750
Lincoln National #4754,
Acquired 09/18/2015*	610	2,487
Lincoln National #4754,
Acquired 09/18/2015*	1,029	3,488
Lincoln National #5255,
Acquired 09/18/2015*	287	385
Lincoln National #5658,
Acquired 09/18/2015*	329	1,069
Lincoln National #7099,
Acquired 09/18/2015*	1,254	2,988
Lincoln National #8558,
Acquired 09/18/2015*	1,659	3,683
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	4,456
Mass Mutual #5167,
Acquired 05/30/2014*	63	1,099
Mass Mutual #5681,
Acquired 11/05/2013*	288	1,563
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	4,469
Mass Mutual #6620,
Acquired 11/05/2013*	222	1,694
Met Life #8MLU,
Acquired 05/30/2014*	1,413	4,547
NY Life Insurance #5673,
Acquired 05/30/2014*	3,334	4,793
Pacific Life #7850,
Acquired 05/30/2014*	550	676
Penn Mutual #3106,
Acquired 05/30/2014*	1,294	1,495
Phoenix Life #5555,
Acquired 05/30/2014*	3,946	5,771
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	6,050
Phoenix Life #8499,
Acquired 05/30/2014*	756	602

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/Acquisition Cost/Shares	Value (000)

Phoenix Life #8509,
Acquired 05/30/2014*	$761	$602
Principal Financial #6653,
Acquired 10/30/2013*	306	964
Prudential #5978,
Acquired 10/02/2015*	373	1,349
Security Mutual Life #5380,
Acquired 10/30/2013*	410	1,180
Transamerica #1708,
Acquired 10/28/2013*	957	3,715
Transamerica #3426,
Acquired 11/12/2013*	275	713
Transamerica #8205,
Acquired 10/28/2013*	714	1,521
Union Central Life #4500,
Acquired 10/30/2013*	790	4,150

Total Life Settlement Contracts
(Cost $91,195)		165,308

Sovereign Debt [1.2%]
Argentina Paris Club
0.000%, 05/30/21(H) (J)	6,000	4,942
Bosnia & Herzegovina Government International Bond
0.813%, 12/11/17(D)	1,428	1,413
City of Kyiv via Kyiv Finance
9.375%, 07/11/16	1,500	1,200
Egyptian Paris Club
2.779%, 01/01/21(H) (J)	112	110
Islamic Republic of Pakistan
7.250%, 04/15/19	2,500	2,563
Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/20	1,915	1,594
Provincia de Buenos Aires
9.250%, 04/15/17	192	193
4.000%, 05/01/20(E)	1,000	869
Republic of Cameroon International Bond
9.500%, 11/19/25	4,000	3,720
Ukraine Government International Bond
7.750%, 09/01/19	282	261
0.000%, 05/31/40(D)	550	217
United Republic of Tanzania
6.538%, 03/09/20(D)	2,690	2,535

Total Sovereign Debt
(Cost $20,765)		19,617

Closed-End Fund [1.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund(H) (J)	1,600,913	16,201

Total Closed-End Fund
(Cost $16,257)		16,201

Description	Face Amount (000).Warrants/Shares	Value (000)
Convertible Bonds [0.4%]
Coal Mining [0.0%]
Enercoal Resources Pte
9.250%, 04/07/18(H) (J)	$200	$29
New World Resources
4.000%, 10/07/20	352	34

Total Coal Mining		63

Food, Beverage & Tobacco [0.1%]
CEDC Finance International
10.000%, 04/30/18	1,679	789

Medical Products & Services [0.0%]
Bio City Development B.V
8.000%, 07/06/18(H) (J)	1,000	495

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 02/15/16(B) (H) (J)	1,500	77

Miscellaneous Business Services [0.2%]
DP World
1.750%, 06/19/24	3,000	3,120

Miscellaneous Manufacturing [0.1%]
Dana Gas Sukuk
9.000%, 10/31/17	750	649
7.000%, 10/31/17	921	792

Total Miscellaneous Manufacturing		1,441

Petroleum & Fuel Products [0.0%]
Gulf Keystone Petroleum
6.250%, 10/18/17	1,000	200

Total Convertible Bonds
(Cost $9,561)		6,185

Asset-Backed Securities [0.4%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16 (H) (I) (J)	5,713	5,092
Sealane Trade Finance, Ser 2011-1X, Cl A
2.356%, 02/12/16(D) (H) (J)	93	72
Start CLO, Ser 2011-7A, Cl A
2.477%, 06/09/16(A) (D) (H) (J)	122	87

Total Asset-Backed Securities
(Cost $5,929)		5,251

Warrants [0.2%]
Central Bank of Nigeria,
Expires 11/15/20* (D) (H) (J)	27,250	3,284
Gulf Keystone Petro,
Expires 04/18/17*(H) (J)	661,000	13

Total Warrants
(Cost $4,783)		3,297

Common Stock [0.0%]
Energy [0.0%]
Aventine Renewable Energy Holdings * (H) (J)	3,836	34

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Lone Pine Resource * (H) (J)	9,355	$—
Lone Pine Resource A * (H) (J)	9,355	12

Total Energy		46

Metals & Mining [0.0%]
New World Resources, Cl A *	44,276,198	131

Services [0.0%]
A'Ayan Leasing *(H) (J)	1,169,438	127
Astana Finance *	208,618	—

Total Services		127

Total Common Stock
(Cost $1,782)		304

Short-Term Investments [8.4%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.020%**‡	10,231,023	10,231
SEI Daily Income Trust Government Fund, Cl A, 0.100%**	124,711,217	124,711

Total Short-Term Investments
(Cost $134,942)		134,942

Total Investments [99.8%]
(Cost $1,686,230)†		$1,601,410

Percentages are based on Net Assets of $1,605,306 (000).
†	At December 31, 2015, the tax basis cost of the Fund’s investments was $1,686,230 (000), and the unrealized appreciation and depreciation were $81,499 (000) and $166,319 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2015, the value of these securities amounted to $175,391 (000), representing 10.9% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Payment in Kind bond.
(D)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2015.
(E)	Step Bond — The rate reported is the rate in effect on December 31, 2015. The coupon on a step bond changes on a specific date.
(F)	Unsettled bank loan.
(G)	Rate shown is the effective yield at time of purchase.
(H)	Security is considered illiquid. The total market value of such security as of December 31, 2015 was $215,659 (000) and represented 13.4% of net assets of the Fund.
(I)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2015 was $170,400 (000) and represented 10.6% of net assets of the Fund.

(J)	Security is considered restricted. The total market value of such security as of December 31, 2015 was $215,659 (000) and represented 13.4% of Net Assets of the Fund.

CHF — Swiss Franc
Cl — Class CLO — Collateralized Loan Obligation
GBP — British Pound Sterling
EUR — Euro
LLC — Limited Liability Corporation
LP — Limited Partnership LLP — Limited Liability Partnership MLP — Master Limited Partnership
MTN — Medium Term Note
NY — New York
PLC — Public Limited Company
SA — Special Assessment
Ser — Series
SPE — Special Purpose Entity
USD — United States Dollar
Amounts designated as "—" are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

					Unrealized Appreciation (Depreciation)

Maturity Date	Currency to Deliver (000)		Currency to Receive (000)
1/8/16	USD	1,176	EUR	1,075	$(8)
1/8/16-1/29/16	EUR	119,851	USD	127,816	(2,516)
1/15/16	CHF	7,390	USD	7,615	232
1/22/16-1/29/16	GBP	29,916	USD	45,035	929
					$(1,363)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (000)
US Bank	$(182,998)	$181,634	$(1,363)

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$783,602	$—	$783,602
Loan Participations	—	464,202	2,501	466,703
Life Settlement Contracts	—	—	165,308	165,308
Sovereign Debt	—	19,507	110	19,617
Closed-End Fund	16,201	—	—	16,201
Convertible Bonds	—	6,185	—	6,185
Asset-Backed Securities	—	159	5,092	5,251
Warrants	3,284	13	—	3,297
Common Stock	127	165	12	304
Short-Term Investments	134,942	—	—	134,942
Total Investments in Securities	$154,554	$1,273,833	$173,023	$1,601,410

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$1,161	$—	$1,161
Unrealized Depreciation	—	(2,524)	—	(2,524)
Total Other Financial Instruments	$—	$(1,363)	$—	$(1,363)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.
CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2015:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2015	$2,528	$159,314	$105
Accrued discounts/ premiums	—	—	—
Realized gain	—	3,060	—
Change in unrealized appreciation/(depreciation)	(27)	10,676	5
Purchases	—	1,258	—
Sales/paydowns	—	(9,000)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2015	$2,501	$165,308	$110
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(27)	$10,676	$5

	Investments in Asset-Backed Securities	Investments in Common Stock
Beginning balance as of October 1, 2015	$5,469	$11
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation	22	1
Purchases	—	—
Sales/paydowns	(399)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of December 31, 2015	$5,092	$12
Changes in unrealized gains included in earnings related to securities still held at reporting date	$22	$1

Total
Beginning balance as of October 1, 2015	$167,427
Accrued discounts/ premiums	—
Realized gain	3,060
Change in unrealized appreciation	10,677
Purchases	1,258
Sales/paydowns	(9,399)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2015	$173,023
Changes in unrealized gains included in earnings related to securities still held at reporting date	$10,677

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of December 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2015 (000)	Valuation Techniques
BT SPE	$5,092	Discounted Cash Flow Model based on actual collection level and experienced default

		Observable Inputs
		Accumulated Collections
		Accumulated Defaults
		Annualized Default Rate
		Accumulated Default Rate
		Pace of Collection Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%
		Valuation Techniques
Life Settlement Contracts	165,308	Discounted Cash Flow Model

		Observable Inputs
		N/A

		Unobservable Inputs	Range
		Discount Rate	14%
		Expected Maturity (months)	2-112

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. The transfers into an out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$59
Purchases at Cost	12,087
Proceeds from Sales	(1,915)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/15	$10,231
Dividend Income	—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Multi-Asset Fund

Description	Shares	Value (000)

Exchange Traded Funds [58.1%]
Financial Select Sector SPDR	22,680	$539
Health Care Select Sector SPDR Fund	5,160	372
iShares 7-10 Year Treasury Bond ETF	31,780	3,356
iShares MSCI World ETF	12,035	838
iShares Russell 3000 Index Fund	9,870	1,187
iShares S&P MidCap 400 Index Fund	6,865	957
SPDR S&P 500	3,053	622
SPDR S&P Dividend	12,712	935
SPDR S&P Telecom ETF	6,015	338
Technology Select Sector SPDR	16,685	715
Utilities Select Sector SPDR Fund	6,290	272
Vanguard FTSE Developed Markets ETF	11,415	419
Vanguard FTSE Europe ETF	7,980	398
Vanguard Small Cap Value	5,390	597

Total Exchange Traded Funds
(Cost $11,259)		11,545

Unaffiliated Registered Investment Companies [28.1%]
Ashmore Emerging Markets Corporate Debt Fund	174,468	1,310
DoubleLine Total Return Bond Fund	68,222	735
Oppenheimer Senior Floating Rate Fund	89,396	678
Vanguard Short-Term Bond Index Fund	160,226	1,671
Voya Global Real Estate Fund	38,090	745
WisdomTree Europe Hedged Equity Fund	8,305	447

Total Unaffiliated Registered Investment Companies
(Cost $5,811)		5,586

Affiliated Registered Investment Companies [10.9%]
City National Rochdale Corporate Bond Fund, Servicing Class	124,539	1,284
City National Rochdale High Yield Bond Fund, Institutional Class	121,934	881

Total Affiliated Registered Investment Companies
(Cost $2,362)		2,165

Short-Term Investments [3.3%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.020%*‡	320,803	321

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%*	320,803	$321

Total Short-Term Investments
(Cost $642)		642

Total Investments [100.4%]
(Cost $20,074)†		$19,938

Percentages are based on Net Assets of $19,866 (000).
†	At December 31, 2015, the tax basis cost of the Fund’s investments was $20,074 (000), and the unrealized appreciation and depreciation were $551 (000) and $687 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2015.
‡	Investment in Affiliate.

Cl — Class
ETF — Exchange Traded Fund FTSE — Financial Times and Stock Exchange MSCI — Morgan Stanley Capital International
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

As of December 31, 2015, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

	City National Rochdale Corporate Bond Fund, Institutional Class	City National Rochdale High Yield Bond Fund, Institutional Class	City National Rochdale Prime Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$1,300	$531	$1,357
Purchases at Cost	—	400	418
Proceeds from Sales	—	—	(1,454)
Unrealized Gain (Loss)	(16)	(50)	—
Realized Gain (Loss)	—	—	—
Ending balance as of 12/31/15	$1,284	$881	$321
Dividend Income	$8	$12	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Dividend and Income Fund

Description	Shares	Value (000)

Common Stock [94.9%]
Consumer Discretionary [4.1%]
Cedar Fair	14,000	$782
Hasbro	30,400	2,048
McDonald's	33,800	3,993
Six Flags Entertainment	22,500	1,236

Total Consumer Discretionary		8,059

Consumer Staples [27.4%](A)
Altria Group	64,250	3,740
B&G Foods	112,700	3,947
Campbell Soup	15,000	788
Clorox	32,100	4,071
Coca-Cola	24,172	1,039
ConAgra Foods	27,800	1,172
Dr Pepper Snapple Group	52,900	4,930
General Mills	71,780	4,139
Hershey	24,400	2,178
Imperial Tobacco Group ADR	23,152	2,448
Kellogg	40,500	2,927
Kimberly-Clark	18,200	2,317
PepsiCo	8,000	799
Philip Morris International	52,600	4,624
Procter & Gamble	39,149	3,109
Reynolds American	36,272	1,674
Sysco	38,800	1,591
Unilever ADR	22,200	957
Universal	38,592	2,164
Vector Group	146,242	3,450
Wal-Mart Stores	29,200	1,790

Total Consumer Staples		53,854

Energy [7.6%]
Buckeye Partners	12,400	818
Chevron	30,683	2,760
ConocoPhillips	27,500	1,284
Enbridge Energy Partners	15,000	346
Energy Transfer Partners	3,700	125
Enterprise Products Partners	72,584	1,857
Exxon Mobil	25,838	2,014
Kinder Morgan	33,500	500
NuStar Energy	11,250	451
Occidental Petroleum	25,500	1,724
ONEOK	18,500	456
Plains All American Pipeline	60,725	1,403
Sunoco	10,500	416
TransCanada	25,928	845

Total Energy		14,999

Financials [5.6%]
Arthur J Gallagher	13,200	540
BB&T	44,000	1,664
Cincinnati Financial	51,700	3,059
Compass Diversified Holdings	71,000	1,128
JPMorgan Chase	32,000	2,113
Mercury General	15,000	699
NBT Bancorp	25,935	723
People's United Financial	30,000	484
RMR Group *	1,475	21

Description	Shares	Value (000)

Synchrony Financial *	6,572	$200
US Bancorp	10,000	427

Total Financials		11,058

Health Care [8.2%]
Bristol-Myers Squibb	52,000	3,577
Eli Lilly	48,400	4,078
GlaxoSmithKline ADR	39,300	1,586
Johnson & Johnson	38,200	3,924
Merck	28,150	1,487
Pfizer	41,944	1,354

Total Health Care		16,006

Industrials [4.5%]
3M	1,000	151
Eaton	39,700	2,066
General Dynamics	14,500	1,992
General Electric	13,743	428
Lockheed Martin	19,200	4,169

Total Industrials		8,806

Information Technology [0.8%]
Paychex	20,000	1,058
Seagate Technology	15,000	550

Total Information Technology		1,608

Materials [2.3%]
Dow Chemical	15,009	772
EI du Pont de Nemours	32,700	2,178
Olin	38,236	660
Sonoco Products	24,000	981

Total Materials		4,591

REITs [13.8%]
Apartment Investment & Management, Cl A	17,229	690
Camden Property Trust	8,914	684
Care Capital Properties	9,658	295
Communications Sales & Leasing	27,225	509
EPR Properties	33,200	1,941
Government Properties Income Trust	35,000	555
Gramercy Property Trust	51,000	394
HCP	33,546	1,283
Healthcare Realty Trust	17,000	481
Healthcare Trust of America, Cl A	20,000	539
Lamar Advertising, Cl A	70,000	4,199
Liberty Property Trust	17,385	540
Mid-America Apartment Communities	12,000	1,090
National Health Investors	20,000	1,217
National Retail Properties	48,500	1,942
National Storage Affiliates Trust	50,000	857
Plum Creek Timber	24,000	1,145
Public Storage	10,000	254
QTS Realty Trust, Cl A	8,000	361

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Dividend and Income Fund

Description	Shares	Value (000)

Select Income	62,000	$1,229
Simon Property Group	10,000	1,944
Sovran Self Storage	10,036	1,077
Tanger Factory Outlet Centers	27,984	915
Ventas	38,632	2,180
Welltower	11,612	790

Total REITs		27,111

Shipping & Transportation [0.4%]
Fly Leasing ADR	52,877	722

Telecommunication Services [4.4%]
AT&T	84,500	2,908
Consolidated Communications Holdings	125,400	2,627
Verizon Communications	68,067	3,146

Total Telecommunication Services		8,681

Utilities [15.8%]
AGL Resources	19,000	1,212
American Electric Power	33,500	1,952
AmeriGas Partners	28,200	967
Atmos Energy	15,000	946
Avangrid	14,000	538
Avista	30,000	1,061
Brookfield Infrastructure Partners, Cl Miscellaneous	36,000	1,365
Dominion Resources	24,000	1,623
DTE Energy	15,000	1,203
Duke Energy	59,006	4,212
Entergy	13,700	937
Eversource Energy	37,492	1,915
Ferrellgas Partners	7,300	121
FirstEnergy	38,000	1,206
NiSource	20,000	390
Northwest Natural Gas	8,396	425
OGE Energy	33,600	883
Pinnacle West Capital	28,885	1,862
Portland General Electric	12,000	436
PPL	20,000	683
SCANA	38,000	2,299
Sempra Energy	9,000	846
Suburban Propane Partners	11,200	272
United Utilities Group ADR	17,318	474
WEC Energy Group	36,500	1,873
Xcel Energy	40,000	1,436

Total Utilities		31,137

Total Common Stock
(Cost $147,044)		186,632

Registered Investment Company [2.1%]
PowerShares Preferred Portfolio	269,500	4,029

Total Registered Investment Company
(Cost $3,943)		4,029

Preferred Stock [1.7%]
Financials [0.7%]
AmTrust Financial Services	10,000	259

Description	Shares/Face Amount (000)	Value (000)

Bank of America	10,000	$267
Capital One Financial	10,000	276
JPMorgan Chase	10,000	261
Wells Fargo	10,000	267

Total Financials		1,330

REITs [0.6%]
Equity Commonwealth	10,000	256
First Potomac Realty Trust	10,000	252
National Retail Properties	10,000	260
Public Storage	10,000	259
Wells Fargo Real Estate Investment	10,000	262

Total REITs		1,289

Telecommunication Services [0.3%]
Qwest	10,000	255
Verizon Communications	10,000	276

Total Telecommunication Services		531

Utilities [0.1%]
Southern	10,000	269

Total Preferred Stock
(Cost $3,226)		3,419

Exchange Traded Fund [0.6%]
iShares US Preferred Stock ETF	27,300	1,060

Total Exchange Traded Fund
(Cost $1,084)		1,060

Asset-Backed Security [0.1%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16(B) (C)	$292	260

Total Asset-Backed Security
(Cost $292)		260

Short-Term Investments [0.3%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.020%**‡	450,804	451
SEI Daily Income Trust Government Fund, Cl A, 0.100%**	200,804	201

Total Short-Term Investments
(Cost $652)		652

Total Investments [99.7%]
(Cost $156,241) †		$196,052

Percentages are based on Net Assets of $196,627 (000).

†	At December 31, 2015, the tax basis cost of the Fund’s investments was $156,241 (000), and the unrealized appreciation and depreciation were $45,483 (000) and $5,672 (000), respectively.
‡	Affiliated Security.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2015.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale Dividend and Income Fund

(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
(B)	Security is considered illiquid. The total market value of such security as of December 31, 2015 was $260 (000) and represented 0.1% of net assets of the Fund.
(C)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2015 was $260 (000) and represented 0.1% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
SPE — Special Purpose Entity

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$186,632	$—	$—	$186,632
Registered Investment Company	4,029	—	—	4,029
Preferred Stock	3,419	—	—	3,419
Exchange Traded Fund	1,060	—	—	1,060
Asset-Backed Security	—	—	260	260
Short-Term Investments	652	—	—	652
Total Investments in Securities	$195,792	$—	$260	$196,052

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2015:

Investments in Asset-Backed Security (000)
Beginning balance as of October 1, 2015	$280
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	1
Purchases	—
Sales/paydowns	(21)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2015	$260
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$1

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2015 (000)	Valuation Techniques
BT SPE	$260	Discounted Cash Flow Model based on actual collection level and experienced defaults

		Observable Inputs
		Accumulated Collections
		Accumulated Defaults
		Annualized Default Rate
		Accumulated Default Rate
		Pace of Collection Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels.  Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):
City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$455
Purchases at Cost	4,486
Proceeds from Sales	(4,490)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/15	$451
Dividend Income	—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale U.S. Core Equity

Description	Shares	Value (000)

Common Stock [96.1%]
Aerospace & Defense [7.4%]
Boeing	20,700	$2,993
Hexcel	71,000	3,298
Honeywell International	43,000	4,454
Textron	130,000	5,461

Total Aerospace & Defense		16,206

Auto Components [1.6%]
Magna International	84,000	3,407

Biotechnology [5.4%]
Celgene *	46,000	5,509
Gilead Sciences	63,000	6,375

Total Biotechnology		11,884

Capital Markets [4.1%]
BlackRock, Cl A	6,100	2,077
Charles Schwab	212,000	6,981

Total Capital Markets		9,058

Commercial Banks [3.6%]
BankUnited	97,000	3,498
Wells Fargo	79,000	4,294

Total Commercial Banks		7,792

Computer Software [2.4%]
Microsoft	94,000	5,215

Computers & Peripherals [3.3%]
Apple	68,500	7,210

Consumer Finance [1.5%]
Synchrony Financial *	104,000	3,163

Diversified Financial Services [2.4%]
JPMorgan Chase	79,000	5,216

Diversified Telecommunication Services [1.4%]
Verizon Communications	67,000	3,097

Energy Equipment & Services [1.4%]
Schlumberger	43,000	2,999

Food & Staples Retailing [5.6%]
Costco Wholesale	33,500	5,410
CVS Health	69,000	6,746

Total Food & Staples Retailing		12,156

Food Products [0.7%]
WhiteWave Foods, Cl A *	39,000	1,518

Health Care Equipment & Supplies [2.4%]
Edwards Lifesciences *	66,000	5,213

Health Care Providers & Services [2.5%]
HCA Holdings *	40,000	2,705

Description	Shares	Value (000)

UnitedHealth Group	23,000	$2,706

Total Health Care Providers & Services		5,411

Health Care Technology [1.1%]
Cerner *	41,000	2,467

Hotels, Restaurants & Leisure [1.9%]
Starbucks	68,500	4,112

Household Durables [1.6%]
PulteGroup	196,000	3,493

Household Products [1.9%]
Colgate-Palmolive	64,000	4,264

Insurance [4.2%]
American International Group	81,500	5,051
Prudential Financial	52,000	4,233

Total Insurance		9,284

Internet Software & Services [6.7%]
Alphabet, Cl C *	12,000	9,269
Facebook, Cl A *	52,500	5,495

Total Internet Software & Services		14,764

IT Services [6.1%]
MasterCard, Cl A	65,000	6,328
Visa, Cl A	90,000	6,980

Total IT Services		13,308

Life Sciences Tools & Services [2.0%]
Thermo Fisher Scientific	31,000	4,397

Machinery [1.5%]
Wabtec	47,500	3,378

Media [4.9%]
Comcast, Cl A	106,900	6,033
Walt Disney	45,500	4,781

Total Media		10,814

Multi-Utilities [2.6%]
PG&E	106,000	5,638

Oil, Gas & Consumable Fuels [4.1%]
Chevron	28,000	2,519
EOG Resources	29,000	2,053
Exxon Mobil	56,500	4,404

Total Oil, Gas & Consumable Fuels		8,976

Pharmaceuticals [1.8%]
Eli Lilly	47,500	4,002

Semiconductors & Semiconductor Equipment [2.1%]
NXP Semiconductors *	53,500	4,508
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015 (Unaudited)

City National Rochdale U.S. Core Equity

Description	Shares	Value (000)

Software [2.0%]
Adobe Systems *	47,000	$4,415

Specialty Retail [4.5%]
Home Depot	45,000	5,951
Lowe's	52,500	3,992

Total Specialty Retail		9,943

Water Utilities [1.4%]
American Water Works	54,000	3,227

Total Common Stock
(Cost $172,470)		210,535

Short-Term Investments [3.8%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.020%**‡	1,981,950	1,982
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%**	6,189,500	6,189

Total Short-Term Investments
(Cost $8,171)		8,171

Total Investments [99.9%]
(Cost $180,641)†		$218,706

Percentages are based on Net Assets of $219,023 (000).

†	At December 31, 2015, the tax basis cost of the Fund’s investments was $180,641 (000), and the unrealized appreciation and depreciation were $40,263 (000) and $2,198 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
‡	Investment in Affiliate.

Cl — Class

As of December 31, 2015, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

City National Rochdale Prime Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$1,555
Purchases at Cost	8,846
Proceeds from Sales	(8,419)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/15	$1,982
Dividend Income	—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2015(unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [95.9%]
Automotive [1.9%]
Ford Motor	33,900	$478

Banks [6.5%]
Bank of America	44,200	744
BB&T	16,600	628
M&T Bank	2,100	254

Total Banks		1,626

Beverages [2.4%]
PepsiCo	5,900	590

Biotechnology [5.8%]
AbbVie	10,500	622
Baxalta	12,400	484
Gilead Sciences	3,400	344

Total Biotechnology		1,450

Building & Construction [1.9%]
USG *	20,000	486

Chemicals [3.4%]
Albemarle	6,500	364
Chemours	47,000	252
Innophos Holdings	8,400	243

Total Chemicals		859

Communication & Media [4.4%]
Starz *	22,300	747
Twenty-First Century Fox	13,300	362

Total Communication & Media		1,109

Communications Equipment [2.1%]
Qualcomm	10,800	540

Computer Software [4.4%]
Microsoft	11,700	649
Oracle	12,300	449

Total Computer Software		1,098

Electrical Equipment [1.9%]
Eaton	8,900	463

Electronic Equipment & Instruments [6.5%]
Cisco Systems	22,200	603
Corning	24,300	444
TE Connectivity	8,900	575

Total Electronic Equipment & Instruments		1,622

Energy Equipment & Services [1.6%]
National Oilwell Varco	11,800	395

Financial Services [1.8%]
American Express	6,700	466

Description	Shares	Value (000)

Food & Staples Retailing [2.2%]
CVS Health	5,700	$557

Health Care Products & Services [6.2%]
Cardinal Health	2,700	241
DaVita HealthCare Partners *	8,600	600
Express Scripts Holding *	5,500	481
HealthSouth	6,900	240

Total Health Care Products & Services		1,562

Household Furniture & Fixtures [1.5%]
Stanley Black & Decker	3,400	363

Household Products [1.9%]
Procter & Gamble	6,000	476

Independent Power Producers & Energy Trader [0.8%]
Calpine *	14,200	206

Industrial Products & Services [4.3%]
Republic Services, Cl A	13,700	603
Tyco International	15,075	481

Total Industrial Products & Services		1,084

Information Technology [1.9%]
IBM	3,500	482

Insurance [6.8%]
American International Group	11,700	725
Berkshire Hathaway, Cl B *	2,600	344
MetLife	13,300	641

Total Insurance		1,710

Medical Products & Services [5.0%]
Baxter International	12,700	484
Becton Dickinson	5,100	786

Total Medical Products & Services		1,270

Oil, Gas & Consumable Fuels [1.2%]
Cabot Oil & Gas	17,900	317

Petroleum & Fuel Products [4.2%]
ConocoPhillips	7,600	355
Devon Energy	16,100	515
Phillips 66	2,200	180

Total Petroleum & Fuel Products		1,050

Real Estate Management & Development [3.3%]
Brookfield Asset Management, Cl A	10,750	339
Kennedy-Wilson Holdings	20,200	486

Total Real Estate Management & Development		825

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2015(unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)

Retail [3.7%]
AutoNation *	10,100	$603
Target	4,600	334

Total Retail		937

Telephone & Telecommunications [3.3%]
Verizon Communications	18,200	841

Trading Companies & Distributors [2.4%]
Air Lease, Cl A	18,100	606

Transportation Infrastructure [2.6%]
Wesco Aircraft Holdings *	55,000	658

Total Common Stock
(Cost $25,109)		24,126

Short-Term Investment [5.4%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	1,359,496	1,359

Total Short-Term Investment
(Cost $1,359)		1,359

Total Investments [101.3%]
(Cost $26,468)†		$25,485

Percentages are based on Net Assets of $25,159 (000).
†	At December 31, 2015, the tax basis cost of the Fund's investments was $26,468 (000), and the unrealized appreciation and depreciation were $494 (000) and $1,477 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2015.

Cl — Class

As of December 31, 2015, all of the Fund’s investments are Level 1in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)

Common Stock [86.8%]
China [30.6%]
AAC Technologies Holdings	2,456,200	$16,020
Alibaba Group Holding ADR *	125,519	10,201
ANTA Sports Products	5,250,000	14,429
Baidu ADR *	60,500	11,437
China Medical System Holdings	7,742,000	11,408
China Pioneer Pharma Holdings	13,928,000	5,032
China Railway Group, Cl H	15,361,000	11,675
China State Construction International Holdings	5,793,091	10,061
CIMC Enric Holdings	10,362,000	6,084
Fufeng Group	15,762,000	7,118
Great Wall Motor, Cl H	15,116,500	17,613
Man Wah Holdings	10,403,200	12,242
New Oriental Education & Technology Group ADR	366,500	11,497
Ping An Insurance Group of China, Cl H	2,645,000	14,676
Sunac China Holdings	11,898,000	9,211
Sunny Optical Technology Group	9,549,132	21,957
Tencent Holdings	1,768,100	34,791
XTEP International Holdings	5,470,000	2,915
Zhejiang Expressway, Cl H	9,524,000	11,453
ZTE, Cl H	5,986,224	13,656

Total China		253,476

Hong Kong [9.6%]
Bloomage BioTechnology	5,550,000	13,749
China Overseas Land & Investment	2,500,000	8,774
Galaxy Entertainment Group	2,710,000	8,550
Minth Group	4,474,000	8,890
MTR	2,270,066	11,248
NagaCorp	24,908,063	15,748
Skyworth Digital Holdings	19,264,713	12,578

Total Hong Kong		79,537

India [21.2%]
Amtek Auto *	2,436,433	1,825
Bharat Petroleum	590,920	7,970
CESC	1,182,688	9,182
Coal India	1,577,879	7,866
Container of India	424,422	8,423
Crompton Greaves	2,822,928	8,203
Dr. Reddy's Laboratories ADR	167,200	7,740
Emami	523,865	7,915
HDFC Bank	353,793	7,273
HDFC Bank ADR	239,000	14,723
Housing Development Finance	562,415	10,744
ICICI Bank ADR	846,027	6,624
Infosys ADR	400,000	6,700
ITC	1,675,823	8,304
Kotak Mahindra Bank	1,026,940	11,177
Mindtree	422,968	9,166
Sun Pharmaceutical Industries	680,355	8,434
Taro Pharmaceutical Industries *	69,669	10,767
Tata Motors, Cl A	1,326,174	5,801

Description	Shares	Value (000)

Tata Motors ADR *	260,954	$7,690
Tech Mahindra	1,077,336	8,495
Tech Mahindra	80,000	631

Total India		175,653

Indonesia [5.7%]
Bank Mandiri Persero	11,554,300	7,753
Ciputra Development	65,004,169	6,885
Jasa Marga Persero	3,314,800	1,256
Kalbe Farma	35,619,300	3,411
Lippo Karawaci	87,737,461	6,587
Mitra Adiperkasa *	20,305,600	5,590
MNC Kapital Indonesia	89,800,000	8,233
Surya Citra Media	33,593,500	7,555

Total Indonesia		47,270

Malaysia [3.7%]
Inari Amertron	10,957,911	11,689
My EG Services	9,907,300	9,968
Nirvana Asia (A)	28,415,000	8,653

Total Malaysia		30,310

Philippines [8.0%]
GT Capital Holdings	454,850	12,760
Jollibee Foods	1,670,410	7,774
Megaworld	124,813,526	11,273
Metropolitan Bank & Trust	4,413,094	7,550
Philippine Long Distance Telephone	161,345	7,063
Security Bank	2,503,930	7,556
SM Prime Holdings	25,310,875	11,673

Total Philippines		65,649

Thailand [6.4%]
KCE Electronics - Foreign	5,070,400	9,863
Krung Thai Bank - Foreign	18,127,850	8,413
Land & Houses NVDR	32,171,284	8,449
LPN Development NVDR	8,254,701	3,670
LPN Development - Foreign	3,787,700	1,684
LPN Development	3,220,000	1,432
Minor International - Foreign	10,050,305	10,124
Minor International NVDR	1,096,700	1,105
Siam Cement - Foreign	660,100	8,365

Total Thailand		53,105

United States [1.6%]
Cognizant Technology Solutions, Cl A *	224,000	13,445

Total Common Stock
(Cost $646,971)		718,445

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments
December 31, 2015 (unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares/Number of Warrants	Value (000)

Participatory Note [1.9%]
Boci Financial #,*	2,133,400	$6,975
Hanghou Hikvision Digital Technology #,*	958,643	5,069
Hikvision Digital Technology,*
Expires 06/14/16	291,400	1,539
SAIC Motor,*
Expires 03/30/16	799,937	2,616

Total Participatory Note
(Cost $18,286)		16,199

Warrants [0.3%]
Hikvision Digital Technology* #	346,500	1,830
Inari Amertron,
Expires 02/17/20*	893,923	554
Minor International,
Expires 12/31/29*	400,127	—

Total Warrants
(Cost $1,872)		2,384

Short-Term Investments [8.9%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.010%** ‡	36,357,037	36,357
SEI Daily Income Trust Government Fund, Cl A, 0.010%**	36,942,225	36,942

Total Short-Term Investments
(Cost $73,299)		73,299

Total Investments [97.9%]
(Cost $740,428) †		$810,327

Percentages are based on Net Assets of $827,713 (000).
†	At December 31, 2015, the tax basis cost of the Fund's investments was $740,428 (000), and the unrealized appreciation and depreciation were $111,512 (000) and $41,613 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
‡	Investment in Affiliate.
#	Expiration Date not available.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2015, the value of these securities amounted to $8,653 (000), representing 1.0% of the net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non Voting Depository Receipt

The following is a list of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$718,445	$—	$—	$718,445
Participatory Note	9,224	6,975	—	16,199
Warrants	2,384	—	—	2,384
Short-Term Investments	73,299	—	—	73,299
Total Investments in Securities	$803,367	$6,960	$—	$810,327

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. The transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$20,187
Purchases at Cost	49,416
Proceeds from Sales	(33,246)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/15	$36,357
Dividend Income	$1

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer
Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President and Chief Executive Officer

Date: February 26, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 26, 2016